   As filed with the Securities and Exchange Commission on February 15, 2000


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                     Securities Act of 1933 File #033-57732
                 Investment Company Act of 1940 File #811-07462
                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 X

                              Pre-Effective Amendment No.

                         Post-Effective Amendment No. 18

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 X

                                Amendment No. 19

                                WM Variable Trust

               (Exact name of Registrant as specified in Charter)

                1201 Third Avenue, 22nd Floor, Seattle, WA 98101

                    (Address of principal executive offices)

        Registrant's telephone number, including area code (206) 461-3800

                                  John T. West
                1201 Third Avenue, 22nd Floor, Seattle, WA 98101
                     (Name and address of agent for service)







With a copy to:

Joseph B. Kittredge, Esq.
Ropes & Gray
One International Place
Boston, MA  02110

It is proposed that this filing will become effective:

         immediately upon filing pursuant to paragraph (b) of Rule 485 on (date) pursuant to paragraph (b) of Rule 485

         60 days after filing pursuant to paragraph (a)(i) of Rule 485 on (date) pursuant to paragraph (a)(i) of Rule 485

         75 days after filing pursuant to paragraph (a)(ii) of Rule 485

     X   on May 1, 2000 pursuant to paragraph (a)(ii) of Rule 485

         this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                             WM   VARIABLE   TRUST
                                   Prospectus

                                  MAY 1, 2000

--------------------------------------------------------------------------------

FIXED-INCOME FUNDS

+ Money Market Fund
-------------------------------------------------------

+ Short Term Income Fund

-------------------------------------------------------
+ U.S. Government Securities Fund
-------------------------------------------------------
+ Income Fund
-------------------------------------------------------
EQUITY FUNDS

+ Bond & Stock Fund
-------------------------------------------------------
+ Growth & Income Fund
-------------------------------------------------------

+ Growth Fund of the Northwest

-------------------------------------------------------
+ Growth Fund
-------------------------------------------------------

+ Mid Cap Stock Fund

-------------------------------------------------------

+ Small Cap Stock Fund

-------------------------------------------------------
+ International Growth Fund
-------------------------------------------------------

PORTFOLIOS

+ Strategic Growth Portfolio
-------------------------------------------------------
+ Conservative Growth Portfolio
-------------------------------------------------------
+ Balanced Portfolio
-------------------------------------------------------
+ Flexible Income Portfolio
-------------------------------------------------------
+ Income Portfolio
-------------------------------------------------------

--------------------------------------------------------------------------------

    This Prospectus describes the Funds and Portfolios that are available as underlying investments through your variable annuity contract. For information about your variable annuity contract, including information about insurance-related expenses, see the prospectus for your variable
              annuity contract, which accompanies this Prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a crime.

                             WM   VARIABLE   TRUST

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS


                                                  PAGE
Risk/Return Summary                                 2
  Money Market Fund                                 3
  Short Term Income Fund                            4
  U.S. Government Securities Fund                   5
  Income Fund                                       6
  High Yield Fund                                   7
  Bond & Stock Fund                                 7
  Growth & Income Fund                              8
  Growth Fund of the Northwest                      9
  Growth Fund                                      10
  Mid Cap Stock Fund                               11
  Small Cap Stock Fund                             12
  International Growth Fund                        13
  Strategic Growth Portfolio                       14
  Conservative Growth Portfolio                    15
  Balanced Portfolio                               16
  Flexible Income Portfolio                        17
  Income Portfolio                                 18
  Summary of Principal Risks                       19
Description of the Funds and Portfolios            23
  Fixed-Income Funds                               23
  Equity Funds                                     25
  Portfolios                                       26
Common Investment Practices                        27
How Can I Invest in the Funds and Portfolios?      35
Dividends, Distributions and Taxes                 36
Organization                                       37
Financial Highlights                               40
Appendix A                                         55

                              RISK/RETURN SUMMARY

The WM Variable Trust provides a broad range of investment choices, including asset allocation strategies available through the Strategic Growth, Conservative Growth, Balanced, Flexible Income and Income Portfolios (the "Portfolios"). This summary identifies the investment objective, principal investment strategies, and principal risks of each Fund and Portfolio. The principal investment strategies contained in this summary are not the only investment strategies available to the Funds and Portfolios, and some of the principal investment strategies may not be available at any given time. For a discussion of additional investment strategies available to the Funds and Portfolios, please see the Statement of Additional Information (the "SAI").

The principal investment strategies included in this summary provide specific information about each of the Funds and Portfolios, but there are some general principles WM Advisors, Inc., also referred to as WM Advisors in this Prospectus, and the sub-advisors apply in making investment decisions. Generally, when making decisions about whether to buy or sell equity securities, WM Advisors and the sub-advisors will consider, among other things, a company's strength in fundamentals, its potential for earnings growth over time, and the current price of its securities relative to their perceived worth. When making decisions about whether to buy or sell fixed-income investments, WM Advisors and the sub-advisors will generally consider, among other things, the strength of certain sectors of the fixed-income market relative to others, interest rates and other general market conditions, as well as the credit quality of individual issuers.

The discussion of each Fund's and Portfolio's principal investment strategies includes a short discussion of some of the principal risks of investing in such Fund and Portfolio. You can find additional information about each Fund and Portfolio, including a more detailed description of these and other principal risks of an investment in each Fund or Portfolio, after this summary. Investments mentioned in the summary and described in greater detail under "Common Investment Practices" below appear in BOLD TYPE. Please be sure to read the more complete descriptions of the Funds and Portfolios, and the related risks, before you invest.

Below the description of each Fund or Portfolio is a bar chart showing how the investment returns of its shares have varied in the past ten years, or in the years since the Fund or Portfolio began if it is less than ten years old. The bar chart is intended to provide some indication of the volatility of the Fund's or Portfolio's returns. The table following each bar chart shows how average annual returns of the Fund or Portfolio compare to returns of a broad-based securities market index for the last one, five and ten years (or, for a newer Fund or Portfolio, for the life of the Fund or Portfolio). Performance shown does not reflect any insurance-related charges or expenses. If insurance-related charges or expenses had been included, the performance shown would have been lower. Past performance is not necessarily an indication of future performance.

There can be no assurance that any Fund or Portfolio will achieve its objective. It is possible to lose money on investments in the Funds and Portfolios. An investment in a Fund or Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Money Market Fund.

                               MONEY MARKET fund

OBJECTIVE This Fund seeks to maximize current income while preserving capital and maintaining liquidity.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests in high-quality money market instruments. The Fund's investments in high-quality money market instruments may include U.S. GOVERNMENT SECURITIES, FLOATING AND VARIABLE RATE SECURITIES, MUNICIPAL OBLIGATIONS, U.S. dollar denominated FOREIGN INVESTMENTS, ASSET-BACKED SECURITIES, REPURCHASE AGREEMENTS, and WHEN-ISSUED SECURITIES and DELAYED-DELIVERY TRANSACTIONS.

Among the principal risks of investing in the Fund are:

- Market Risk               - Liquidity Risk
- Credit Risk               - Management Risk
- Foreign Investment Risk   - Money Market Risk

YEARLY performance*
[Money Market Fund Bar Graph]

                                                                             ANNUAL RETURN
                                                                             -------------
'1994'                                                                           3.71
'1995'                                                                           5.46
'1996'                                                                           4.97
'1997'                                                                           4.99
'1998'                                                                           5.01

During the periods shown above, the highest quarterly return was 1.38% (for the quarter ended 6/30/95), and the lowest was 0.60% (for the quarter ended 9/30/93).

PERFORMANCE TABLE*


Average Annual Total Returns                              Past         Past         Past       Since Inception
(for periods ended December 31, 1999)                   One Year    Five Years    Ten Years       (5/10/93)
 FUND SHARES                                                  %            %         N/A                %
 MERRILL LYNCH 3-MONTH U.S. TREASURY BILL INDEX**             %            %         N/A                %



 * The Fund's performance through December 31, 1999 has benefitted from the agreement of WM Advisors and its affiliates to limit the Fund's expenses. Performance of an investment in the Fund through a variable annuity contract will be lower than that shown because the performance shown does not reflect insurance-related charges or expenses. See the accompanying annuity contract prospectus for more information.

** This is an unmanaged index that measures the performance of 3-month U.S.
   Treasury bills currently available in the marketplace.

                             SHORT TERM INCOME fund



OBJECTIVE This Fund (formerly known as Short Term High Quality Bond Fund) seeks as high a level of current income as is consistent with prudent investment management and stability of principal.



PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests in short-term bonds and other FIXED-INCOME SECURITIES which are rated in the top four categories by a nationally recognized statistical rating organization ("investment grade") or are of comparable quality. Under normal circumstances, the Fund maintains a dollar-weighted average portfolio duration of three years or less. The Fund's investments may include corporate securities, U.S. GOVERNMENT SECURITIES, REPURCHASE AGREEMENTS AND MORTGAGE- AND ASSET-BACKED SECURITIES.


Among the principal risks of investing in the Fund are:

- Market Risk               - Leveraging Risk
- Credit Risk               - Derivatives Risk
- Currency Risk             - Liquidity Risk
- Foreign Investment Risk   - Management Risk

YEARLY performance*
[Short Term High Quality Bond Fund Performance Graph]

                                                                             ANNUAL RETURN
                                                                             -------------
'1995'                                                                           9.30
'1996'                                                                           3.74
'1997'                                                                           5.90
'1998'                                                                           5.28

During the periods shown above, the highest quarterly return was 3.31% (for the quarter ended 6/30/95), and the lowest was -1.15% (for the quarter ended 12/31/94).

PERFORMANCE TABLE*


Average Annual Total Returns                              Past         Past         Past       Since Inception
(for periods ended December 31, 1999)                   One Year    Five Years    Ten Years       (1/12/94)
FUND SHARES                                                   %                      N/A                %
LEHMAN BROTHERS MUTUAL FUND SHORT (1-5
[YEAR]) INVESTMENT GRADE DEBT INDEX**                         %                      N/A                %



 * The Fund's performance through December 31, 1999 has benefitted from the agreement of WM Advisors and its affiliates to limit the Fund's expenses. Performance of an investment in the Fund through a variable annuity contract will be lower than that shown because the performance shown does not reflect insurance-related charges or expenses. See the accompanying annuity contract prospectus for more information.


** This index includes all investment-grade, corporate debt securities with maturities of one to five years.

                        U.S. GOVERNMENT SECURITIES fund

OBJECTIVE This Fund seeks a high level of current income, consistent with safety and liquidity.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in U.S. GOVERNMENT SECURITIES, including collateralized mortgage obligations and other MORTGAGE-BACKED SECURITIES. The Fund may also invest in DOLLAR ROLLS, which may involve leverage.

Among the principal risks of investing in the Fund are:

- Market Risk               - Derivatives Risk
- Credit Risk               - Liquidity Risk
- Leveraging Risk           - Management Risk

YEARLY performance*
[U.S. Government Securities Fund Bar Chart]

                                                                             ANNUAL RETURN
                                                                             -------------
'1993'                                                                            2.27
'1994'                                                                           -4.04
'1995'                                                                           16.89
'1996'                                                                            3.69
'1997'                                                                            9.42
'1998'                                                                            7.03

During the periods shown above, the highest quarterly return was 5.29% (for the quarter ended 6/30/95), and the lowest was -2.99% (for the quarter ended 3/31/94).

PERFORMANCE TABLE*


Average Annual Total Returns                              Past         Past         Past       Since Inception
(for periods ended December 31, 1999)                   One Year    Five Years    Ten Years       (5/6/93)
FUND SHARES                                                   %            %         N/A                %
LEHMAN BROTHERS U.S. GOVERNMENT INDEX**                       %            %         N/A                %



 * The Fund's performance through December 31, 1999 has benefitted from the agreement of WM Advisors and its affiliates to limit the Fund's expenses. Performance of an investment in the Fund through a variable annuity contract will be lower than that shown because the performance shown does not reflect insurance-related charges or expenses. See the accompanying annuity contract prospectus for more information.


** This index includes all U.S. Government agency and Treasury securities.

                                  INCOME fund

OBJECTIVE This Fund seeks a high level of current income consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in a diversified pool of FIXED-INCOME SECURITIES, including corporate securities, U.S. GOVERNMENT SECURITIES and MORTGAGE-BACKED SECURITIES (including collateralized mortgage obligations), up to 35% of which may be in LOWER-RATED SECURITIES (which are sometimes called "junk bonds"). The Fund may also invest in convertible securities.

Among the principal risks of investing in the Fund are:

- Market Risk               - Leveraging Risk
- Credit Risk               - Derivatives Risk
- Currency Risk             - Liquidity Risk
- Foreign Investment Risk   - Management Risk

YEARLY performance*
[Income Fund Bar Chart]

                                                                             ANNUAL RETURN
                                                                             -------------
'1994'                                                                           -8.13
'1995'                                                                           25.09
'1996'                                                                            0.43
'1997'                                                                           11.35
'1998'                                                                            7.45

During the periods shown above, the highest quarterly return was 8.47% (for the quarter ended 6/30/95), and the lowest was -5.22% (for the quarter ended 3/31/94).

PERFORMANCE TABLE*


Average Annual Total Returns                              Past         Past         Past       Since Inception
(for periods ended December 31, 1999)                   One Year    Five Years    Ten Years       (5/7/93)
FUND SHARES                                                                          N/A
LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX**                                    N/A
LEHMAN BROTHERS CORPORATE DEBT BBB-RATED INDEX***                                    N/A


  * Performance of an investment in the Fund through a variable annuity contract will be lower than that shown because the performance shown does not reflect insurance-related charges or expenses. See the accompanying annuity contract prospectus for more information.

 ** This index is generally considered representative of the U.S. Government and corporate bond markets.

*** This index represents all investment-grade, corporate debt securities.

                                HIGH YIELD fund

OBJECTIVE  This Fund seeks to provide a high level of current income.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in high-yielding LOWER-RATED SECURITIES (sometimes called "junk bonds"), which may include FOREIGN INVESTMENTS. The Fund may also invest higher-rated FIXED-INCOME SECURITIES, preferred stock and convertible securities.

Among the principal risks of investing in the Fund are:

- Market Risk               - Derivatives Risk
- Credit Risk               - Liquidity Risk
- Currency Risk             - Management Risk
- Foreign Investment Risk   - Smaller Company Risk
- Leveraging Risk

NOTE: THE HIGH YIELD FUND, A DIVERSIFIED SERIES OF WM TRUST I THAT IS MANAGED BY WM ADVISORS, IS NOT AVAILABLE FOR DIRECT PURCHASE THROUGH YOUR VARIABLE ANNUITY CONTRACT. EACH OF THE PORTFOLIOS MAY, HOWEVER, INVEST SOME OF ITS ASSETS IN THE HIGH YIELD FUND. THE HIGH YIELD FUND IS THEREFORE A "FUND" AS THAT TERM IS USED IN THIS PROSPECTUS.


                               BOND & STOCK fund


OBJECTIVE This Fund seeks to provide continuity of income, conservation of principal and long-term growth of income and principal.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in common stocks, preferred stocks, bonds and convertible securities. At least 25% of the Fund's assets are generally invested in FIXED-INCOME SECURITIES. The Fund's investments may include U.S. GOVERNMENT SECURITIES, AMERICAN DEPOSITORY RECEIPTS
(ADRs) AND EUROPEAN DEPOSITORY RECEIPTS (EDRs), MORTGAGE-BACKED SECURITIES (including collateralized mortgage obligations), REPURCHASE AGREEMENTS and REAL ESTATE INVESTMENT TRUSTS (REITs).

In selecting equity investments for the Fund, WM Advisors looks for long-term potential for growth in "value" stocks currently selling for less than WM Advisors believes they are worth. In selecting debt investments for the Fund, WM Advisors looks for investments that provide regular income in addition to some opportunity for capital appreciation.

Among the principal risks of investing in the Fund are:

- Market Risk               - Derivatives Risk
- Credit Risk               - Liquidity Risk
- Currency Risk             - Management Risk
- Foreign Investment Risk   - Smaller Company Risk

                              GROWTH & INCOME fund

OBJECTIVE This Fund seeks to provide long-term capital growth. Current income is a secondary consideration.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in common stocks. In selecting investments for the Fund, WM Advisors looks for common stocks that it believes are currently undervalued and whose issuers WM Advisors believes have the potential to increase earnings over time. WM Advisors seeks out companies that it believes have solid management, a competitive advantage, and the resources to maintain superior cash flow and profitability over the long term.

Among the principal risks of investing in the Fund are:

- Market Risk               - Derivatives Risk
- Credit Risk               - Liquidity Risk
- Currency Risk             - Management Risk
- Foreign Investment Risk   - Smaller Company Risk
- Leveraging Risk

YEARLY performance*
[Growth & Income Fund Annual Return Bar Chart]

                                                                             ANNUAL RETURN
                                                                             -------------
'1995'                                                                           32.41
'1996'                                                                           21.81
'1997'                                                                           28.50
'1998'                                                                           18.98

During the periods shown above, the highest quarterly return was 21.74% (for the quarter ended 12/31/98), and the lowest was -13.74% (for the quarter ended 9/30/98).

PERFORMANCE TABLE*


Average Annual Total Returns                            Past         Past           Past       Since Inception
(for periods ended December 31, 1999)                 One Year    Five Years     Ten Years        (1/12/94)
FUND SHARES                                                                         N/A
STANDARD & POOR'S 500 COMPOSITE INDEX**                                             N/A


 * Performance of an investment in the Fund through a variable annuity contract will be lower than that shown because the performance shown does not reflect insurance-related charges or expenses. See the accompanying annuity contract prospectus for more information.

** This index represents an unmanaged weighted index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the stock market.

                          GROWTH FUND OF THE NORTHWEST



OBJECTIVE This Fund (formerly known as Northwest Fund) seeks long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in common stocks of companies located or doing business in Alaska, Idaho, Montana, Oregon and Washington. The Fund's investments may include REPURCHASE AGREEMENTS and REAL ESTATE INVESTMENT TRUSTS (REITS).

In selecting investments for the Fund, WM Advisors looks for equity securities that it believes are undervalued, yet well-managed, with excellent long-term growth possibilities.

Among the principal risks of investing in the Fund are:

- Market Risk                - Derivatives Risk
- Credit Risk                - Liquidity Risk
- Foreign Investment Risk    - Management Risk
- Geographic                 - Smaller Company Risk
  Concentration Risk

                                  GROWTH fund

OBJECTIVE  This Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in common stocks, including FOREIGN INVESTMENTS, that, in the opinion of the sub-advisor, offer potential for growth. The Fund may also invest in commercial paper and preferred stock.

In selecting investments for the Fund, the Fund's sub-advisor looks for individual companies that it believes have exceptional potential for growth, regardless of economic conditions. Companies are evaluated on their individual merit, their ability to generate earnings growth, and their superior management teams, rather than on the broad analysis of a particular sector or market trend.

Among the principal risks of investing in the Fund are:

- Market Risk               - Derivatives Risk
- Credit Risk               - Liquidity Risk
- Currency Risk             - Management Risk
- Foreign Investment Risk   - Smaller Company Risk
- Leveraging Risk

YEARLY performance*
[Yearly Performance Chart]

                                                                             ANNUAL RETURN
                                                                             -------------
'1994'                                                                            2.69
'1995'                                                                           37.34
'1996'                                                                           16.15
'1997'                                                                           11.24
'1998'                                                                           59.04

During the periods shown above, the highest quarterly return was 30.99% (for the quarter ended 12/31/98), and the lowest was -7.29% (for the quarter ended 6/30/94).

PERFORMANCE TABLE*


Average Annual Total Returns                              Past         Past         Past       Since Inception
(for periods ended December 31, 1999)                   One Year    Five Years    Ten Years       (5/7/93)
FUND SHARES                                                                          N/A
STANDARD & POOR'S 500 COMPOSITE INDEX**                                              N/A


 * Performance of an investment in the Fund through a variable annuity contract will be lower than that shown because the performance shown does not reflect insurance-related charges or expenses. See the accompanying annuity contract prospectus for more information.

** This index represents an unmanaged weighted index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the stock market.

                               MID CAP STOCK fund



OBJECTIVE  This Fund seeks to provide long-term capital appreciation.



PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily (at least 65% of its assets) in common stocks and other equity securities of companies having market capitalizations in the range of companies included in the S&P MidCap 400 Index at the time of purchase. In selecting investments for the Fund, WM Advisors looks for equity investments in companies that it believes have solid management, a competitive advantage, and the resources to maintain superior cash flow and profitability over the long term.



In determining whether securities should be sold, the Advisor considers factors such as high valuations relative to other investment opportunities, and deteriorating short or long-term business fundamentals or future growth prospects. The Fund will not necessarily dispose of a security merely because its issuer's market capitalization is no longer in the range represented by the S&P Mid Cap 400 Index.



Among the principal risks of investing in the Fund are:

- Market Risk               - Leveraging Risk
- Credit Risk               - Liquidity Risk
- Currency Risk             - Management Risk
- Foreign Investment Risk   - Smaller Company Risk



NO PERFORMANCE INFORMATION IS AVAILABLE FOR THE MID CAP STOCK FUND BECAUSE IT HAD NOT YET COMMENCED OPERATIONS AS OF THE DATE OF THIS PROSPECTUS.

                              SMALL CAP STOCK fund



OBJECTIVE This Fund (formerly known as Emerging Growth Fund) seeks long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in "small-cap" equity securities of companies with market capitalizations of less than $1.4 billion. The Fund's investments may also include FOREIGN INVESTMENTS, REPURCHASE AGREEMENTS and STRATEGIC TRANSACTIONS (derivatives), such as futures and options on futures.

In selecting investments for the Fund, WM Advisors looks for small companies that it expects to achieve growth in earnings and revenues or that it believes are currently undervalued relative to their true worth.

Among the principal risks of investing in the Fund are:

- Market Risk               - Derivatives Risk
- Credit Risk               - Liquidity Risk
- Currency Risk             - Management Risk
- Foreign Investment Risk   - Smaller Company Risk
- Leveraging Risk

YEARLY performance*
[Emerging Growth Fund Bar Graph]

                                                                             ANNUAL RETURN
                                                                             -------------
'1995'                                                                           30.99
'1996'                                                                           10.04
'1997'                                                                           12.59
'1998'                                                                            8.09

During the periods shown above, the highest quarterly return was 31.14% (for the quarter ended 12/31/98), and the lowest was -20.64% (for the quarter ended 9/30/98).

PERFORMANCE TABLE*


Average Annual Total Returns                              Past         Past         Past       Since Inception
(for periods ended December 31, 1999)                   One Year    Five Years    Ten Years       (1/12/94)
FUND SHARES                                                                          N/A
STANDARD & POOR'S 500 COMPOSITE INDEX**                                              N/A
RUSSELL 2000 INDEX***                                                                N/A


  * Performance of an investment in the Fund through a variable annuity contract will be lower than that shown because the performance shown does not reflect insurance-related charges or expenses. See the accompanying annuity contract prospectus for more information.

 ** This index represents an unmanaged weighted index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the stock market.

*** This index represents the smallest 2000 companies in the Russell 3000 Index and is used to measure the small-cap market.

                           INTERNATIONAL GROWTH fund

OBJECTIVE  This Fund seeks to provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in equity securities of foreign issuers, including issuers located in developing or emerging market countries. The Fund may also use STRATEGIC TRANSACTIONS (derivatives), such as FOREIGN CURRENCY EXCHANGE TRANSACTIONS, and REPURCHASE AGREEMENTS.


In selecting investments for the Fund, Capital Guardian Trust Company seeks to identify foreign stocks that it believes have an attractive valuation, high return on invested capital, excellent cash flow, strong balance sheets, and strong management. Capital Guardian utilizes a research driven "bottom-up" approach in that decisions are made based upon extensive field research and direct company contacts. Capital Guardian blends its basic value-oriented approach with macroeconomic and political judgments on the outlook for economies, industries, currencies, and markets.


Among the principal risks of investing in the Fund are:

- Market Risk               - Derivatives Risk
- Credit Risk               - Liquidity Risk
- Currency Risk             - Management Risk
- Foreign Investment Risk   - Smaller Company Risk
- Leveraging Risk

YEARLY performance*
[International Growth Fund Bar Graph]

                                                                             ANNUAL RETURN
                                                                             -------------
'1994'                                                                            1.80
'1995'                                                                            6.61
'1996'                                                                            9.04
'1997'                                                                           -2.64
'1998'                                                                            5.20

During the periods shown above, the highest quarterly return was 13.71% (for the quarter ended 12/31/98), and the lowest was -17.33% (for the quarter ended 9/30/98).

PERFORMANCE TABLE*


Average Annual Total Returns                              Past         Past         Past       Since Inception
(for periods ended December 31, 1999)                   One Year    Five Years    Ten Years       (5/7/93)
FUND SHARES                                                                        N/A
MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX**                                  N/A


 * Performance of an investment in the Fund through a variable annuity contract will be lower than that shown because the performance shown does not reflect insurance-related charges or expenses. See the accompanying annuity contract prospectus for more information.

** This index includes stock markets of Europe, Australia and the Far East weighted by capitalization and represents the equity markets of 18 countries.

                           STRATEGIC GROWTH portfolio

OBJECTIVE This Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Strategic Growth Portfolio should offer the potential for a higher level of capital growth while exposing you to corresponding levels of principal risk.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS All of the Portfolios allocate their assets among certain of the Funds to achieve their objectives. This Portfolio generally invests at least 75% of its net assets in the Equity Funds.


The Portfolio may invest up to 25% of its assets in each of the Money Market, Short Term Income or High Yield Funds. It may also invest up to 50% of its assets in each of the Growth & Income, Growth Fund of the Northwest, Growth, Mid Cap Stock, Small Cap Stock or International Growth Funds.


The Portfolio may also invest in U.S. GOVERNMENT SECURITIES, short-term debt rated A or higher, commercial paper (including master notes and bank obligations), REPURCHASE AGREEMENTS and STRATEGIC TRANSACTIONS (derivatives), such as futures contracts and options.

The Portfolio shares the principal risks of each of the Funds it invests in, as well as Portfolio Risk.

YEARLY performance*
[Strategic Growth Portfolio Bar Graph]

                                                                             ANNUAL RETURN
                                                                             -------------
'1998'                                                                           26.19

During the periods shown above, the highest quarterly return was 22.70% (for the quarter ended 12/31/98), and the lowest was -11.32% (for the quarter ended 9/30/98).

PERFORMANCE TABLE*


Average Annual Total Returns                                    Past      Since Inception
(for periods ended December 31, 1999)                         One Year       (6/3/97)
PORTFOLIO SHARES
STANDARD & POOR'S 500 COMPOSITE INDEX**
RUSSELL 3000 INDEX***
CAPITAL MARKET BENCHMARK****



   * The Portfolio's performance through December 31, 1999 has benefitted from the agreement of WM Advisors and its affiliates to limit the Portfolio's expenses. Performance of an investment in the Portfolio through a variable annuity contract will be lower than that shown because the performance shown does not reflect insurance-related charges or expenses. See the accompanying annuity contract prospectus for more information.


  ** This is an index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the stock market.

 *** This index is intended to represent the equity market as a whole.

**** This is a blended mix of capital market indices that is intended to represent a proxy for Portfolio performance. The benchmark allocation is as follows: 40% Lehman Bros. Mutual Fund Short (1-5) Gov./Corp. Index, 40% Salomon Bros. 90-day T-Bills, 10% Lehman Bros. Mortgage Index and 10% S&P
     500. A description of the components of the Portfolio's Capital Market Index can be found in the Statement of Additional Information, which you can obtain free of charge by calling 1-800-222-5852.

                         CONSERVATIVE GROWTH portfolio

OBJECTIVE This Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Conservative Growth Portfolio should offer the potential for a low level of income and the potential for a medium to high level of capital growth while exposing you to a medium level of principal risk.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS All of the Portfolios allocate their assets among certain of the Funds to achieve their objectives. This Portfolio generally invests at least 60% of its net assets in the Equity Funds.


The Portfolio may invest up to 30% of its assets in each of the Money Market, Short-Term Income, U.S. Government Securities, Income or High Yield Funds. It may also invest up to 40% of its assets in each of the Growth & Income, Growth Fund of the Northwest, Growth, Mid Cap Stock, Small Cap Stock or International Growth Funds.


The Portfolio may also invest in U.S. GOVERNMENT SECURITIES, short-term debt rated A or higher, commercial paper (including master notes and bank obligations), REPURCHASE AGREEMENTS and STRATEGIC TRANSACTIONS (derivatives), such as futures contracts and options.

The Portfolio shares the principal risks of each of the Funds it invests in, as well as Portfolio Risk.

YEARLY performance*
[Conservative Growth Portfolio Bar Graph]

                                                                             ANNUAL RETURN
                                                                             -------------
'1998'                                                                          19.910

During the periods shown above, the highest quarterly return was 19.54% (for the quarter ended 12/31/98), and the lowest was -11.25% (for the quarter ended 9/30/98).

PERFORMANCE TABLE*


Average Annual Total Returns                                  Past One    Since Inception
(for periods ended December 31, 1999)                           Year         (6/3/97)
PORTFOLIO SHARES
RUSSELL 3000 INDEX**
CAPITAL MARKET BENCHMARK***



  * The Portfolio's performance through December 31, 1999 has benefitted from the agreement of WM Advisors and its affiliates to limit the Portfolio's expenses. Performance of an investment in the Portfolio through a variable annuity contract will be lower than that shown because the performance shown does not reflect insurance-related charges or expenses. See the accompanying annuity contract prospectus for more information.

 ** This index is intended to represent the equity market as a whole.
*** This is a blended mix of capital indices that is intended to represent a proxy for Portfolio performance. The benchmark allocation is as follows: 35% S&P 500, 20% MSCI EAFE + Emerging Markets, 20% Lehman Bros. Mutual Fund Short (1-5) Gov/Corp Index, 20% Salomon Bros. 90-day T-Bills, and 5% Russell 2000 Growth. A description of the components of the Portfolio's Capital Market Index can be found in the Statement of Additional Information, which you can obtain free of charge by calling 1-800-222-5852.

                               BALANCED portfolio

OBJECTIVE This Portfolio seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk. In general, relative to the other Portfolios, the Balanced Portfolio should offer the potential for a medium level of income and the potential for a medium level of capital growth while exposing you to a medium level of principal risk.


PRINCIPAL INVESTMENT STRATEGIES AND RISKS All of the Portfolios allocate their investments among certain of the Funds to achieve their objectives. This Portfolio invests at least 30% and no more than 70% of its net assets in each of
(1) the Short Term Income, U.S. Government Securities, Income and High Yield Funds and (2) the Equity Funds.



The Portfolio may invest up to 40% of its assets in each of the Money Market, Short-Term Income, U.S. Government Securities or Income Funds. It may also invest up to 30% of its assets in each of the High Yield, Growth & Income, Growth Fund of the Northwest, Growth, Small Cap Stock, Mid Cap Stock and International Growth Funds.


The Portfolio may also invest in U.S. GOVERNMENT SECURITIES, short-term debt rated A or higher, commercial paper including master notes, bank obligations, REPURCHASE AGREEMENTS and STRATEGIC TRANSACTIONS (derivatives), such as futures contracts and options.

The Portfolio shares the principal risks of each of the Funds it invests in, as well as Portfolio Risk.

YEARLY performance*
[Balanced Portfolio Bar Graph]

                                                                             ANNUAL RETURN
                                                                             -------------
'1998'                                                                           17.18

During the periods shown above, the highest quarterly return was 14.45% (for the quarter ended 12/31/98), and the lowest was -8.02% (for the quarter ended 9/30/98).

PERFORMANCE TABLE*


Average Annual Total Returns                                  Past One    Since Inception
(for periods ended December 31, 1999)                           Year         (6/3/97)
PORTFOLIO SHARES
LEHMAN BROTHERS AGGREGATE BOND INDEX**
RUSSELL 3000 INDEX***
CAPITAL MARKET BENCHMARK****



   * The Portfolio's performance through December 31, 1999 has benefitted from the agreement of WM Advisors and its affiliates to limit the Portfolio's expenses. Performance of an investment in the Portfolio through a variable annuity contract will be lower than that shown because the performance shown does not reflect insurance-related charges or expenses. See the accompanying annuity contract prospectus for more information.

  ** This index is intended to represent the fixed income market as a whole.
 *** This index is intended to represent the equity market as a whole.
**** This is a blended mix of capital indices that is intended to represent a proxy for Portfolio performance. The benchmark allocation is as follows:
     25% Lehman Bros. Mutual Fund Short (1-5) Gov/Corp Index, 25% Salomon Bros. 90-day T-Bills, 20% Lehman Bros. Mortgage Index, 15% S&P 500 and 15% MSCI EAFE + Emerging Markets. A description of the components of the Portfolio's Capital Market Index can be found in the Statement of Additional Information, which you can obtain free of charge by calling 1-800-222-5852.

                           FLEXIBLE INCOME portfolio

OBJECTIVE This Portfolio seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation). In general, relative to the other Portfolios, the Flexible Income Portfolio should offer the potential for a medium to high level of reinvestment income and the potential for a low to medium level of capital growth, while exposing you to a low to medium level of principal risk.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS All of the Portfolios allocate their assets among certain of the Funds to achieve their objectives. This Portfolio generally invests no more than 30% of its net assets in the Equity Funds.


The Portfolio may invest up to 40% of its assets in each of the Money Market, Short-Term Income, U.S. Government Securities or Income Funds. It may also invest up to 30% of its assets in each of the High Yield, Growth & Income, Growth Fund of the Northwest, Growth, Mid Cap Stock and Small Cap Stock Funds.


The Portfolio may also invest in U.S. GOVERNMENT SECURITIES, short-term debt rated A or higher, commercial paper (including master notes and bank obligations), REPURCHASE AGREEMENTS and STRATEGIC TRANSACTIONS (derivatives), such as futures contracts and options.

The Portfolio shares the principal risks of each of the Funds it invests in, as well as Portfolio Risk.

YEARLY performance*
[Flexible Income Portfolio Bar Graph]

                                                                             ANNUAL RETURN
                                                                             -------------
'1998'                                                                           11.75

During the periods shown above, the higher quarterly return was 6.14% (for the quarter ended 12/31/98), and the lowest was -0.92% (for the quarter ended 9/30/98).

PERFORMANCE TABLE*


Average Annual Total Returns                                    Past      Since Inception
(for periods ended December 31, 1999)                         One Year       (9/8/97)
PORTFOLIO SHARES
LEHMAN BROTHERS AGGREGATE BOND INDEX**
CAPITAL MARKET BENCHMARK***



  * The Portfolio's performance through December 31, 1999 has benefitted from the agreement of WM Advisors and its affiliates to limit the Portfolio's expenses. Performance of an investment in the Portfolio through a variable annuity contract will be lower than that shown because the performance shown does not reflect insurance-related charges or expenses. See the accompanying annuity contract prospectus for more information.

 ** This index is intended to represent the fixed-income market as a whole.
*** This is a blended mix of capital market indices that is intended to represent a proxy for Portfolio performance. The benchmark allocation is as follows: 40% Lehman Bros. Mutual Fund Short (1-5) Gov/Corp Index, 40% Salomon Bros. 90-day T-Bills, 10% Lehman Bros. Mortgage Index and 10% S&P
    500. A description of the components of the Portfolio's Capital Market Index can be found in the Statement of Additional Information, which you can obtain free of charge by calling 1-800-222-5852.

                                INCOME portfolio

OBJECTIVE This Portfolio seeks long-term total return through reinvestment of current income consistent with preservation of capital. In general, relative to the other Portfolios, the Income Portfolio should offer the potential for a high level of income while maintaining principal and exposing you to a low level of principal risk.


PRINCIPAL INVESTMENT STRATEGIES AND RISKS All of the Portfolios allocate their assets among certain of the Funds to achieve their objectives. This Portfolio generally invests exclusively in the Short-Term Income, U.S. Government Securities, Income and High Yield Funds.



The Portfolio may invest up to 50% of its assets in each of the Money Market, Short-Term Income and U.S. Government Securities Funds. It may also invest up to 40% of its assets in the Income Fund and 30% of its assets in the High Yield Fund.


The Portfolio may also invest in U.S. GOVERNMENT SECURITIES, short-term debt rated A or higher, commercial paper (including master notes and bank obligations), REPURCHASE AGREEMENTS and STRATEGIC TRANSACTIONS (derivatives), such as futures contracts and options.

The Portfolio shares the principal risks of each of the Funds it invests in, as well as Portfolio Risk.

                           SUMMARY OF PRINCIPAL RISKS

The value of your investment in a Fund or Portfolio changes with the value of the investments held by that Fund or Portfolio. Many factors can affect that value, and it is possible that you may lose money on investments in the Funds and Portfolios. Factors that can affect a particular Fund or Portfolio as a whole are called "principal risks." They are summarized in this section. The chart at the end of this section displays similar information. All Funds and Portfolios are subject to principal risks. These risks can change over time, because the types of investments made by the Funds and Portfolios can change over time. Investments mentioned in this summary and described in greater detail under "Common Investment Practices" appear in BOLD TYPE. That section also includes more information about the Funds, their investments and the related risks.


+ MARKET RISK. Each of the Funds and Portfolios is subject to market risk, which is the general risk of unfavorable changes in the market value of a Fund's portfolio securities. The Bond & Stock, Growth & Income, Growth Fund of the Northwest, Growth, Mid Cap Stock, Small Cap Stock and International Growth Funds, by investing in equity securities, such as common stock and preferred stock, and convertible securities, are exposed to the risk of changes in the value of equity securities. Those risks include the risks of broader market declines as well as more specific risks affecting the issuer, such as management performance, financial leverage, industry problems and reduced demand for the issuer's goods or services.



   One aspect of market risk is interest rate risk. As interest rates rise, your investment in a Fund or Portfolio is likely to be worth less because its income-producing equity or debt investments are likely to be worth less.



   Even Funds such as the Short Term Income and U.S. Government Securities Funds are subject to interest rate risk, though they generally invest substantial portions of their assets in the highest quality debt securities, such as U.S. GOVERNMENT SECURITIES.



   Interest rate risk is generally greater for Funds that invest in debt securities with longer maturities. This risk is usually compounded for Funds such as the U.S. Government Securities and Income Funds that invest significantly in MORTGAGE-BACKED or other ASSET-BACKED SECURITIES that may be prepaid. These securities have variable maturities that tend to lengthen when that is least desirable -- when interest rates are rising. Increased market risk is also likely for Funds such as the Short Term Income and Income Funds that invest in debt securities paying no interest, such as ZERO-COUPON and pay-in-kind securities.



+ CREDIT RISK. Each of the Funds and Portfolios may be subject to credit risk to the extent it invests in FIXED-INCOME SECURITIES. This is the risk that the issuer or the guarantor of a debt security, or the counterparty to any of a Fund's portfolio transactions (including without limitation REPURCHASE AGREEMENTS, REVERSE REPURCHASE AGREEMENTS, LENDING OF SECURITIES, and other over-the-counter transactions), will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Varying degrees of credit risk, often reflected in CREDIT RATINGS, apply. Credit risk is particularly significant for Funds such as the Income, High Yield, Bond & Stock, Growth & Income, Growth, Mid Cap Stock and Small Cap Stock Funds that invest significantly in LOWER-RATED SECURITIES. These securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative credit risks. The Short Term Income, Income, High Yield, Bond & Stock, Growth & Income, Growth Fund of the Northwest, Growth, Small Cap Stock and International Growth Funds, which may make FOREIGN INVESTMENTS denominated in U.S. dollars, are also subject to increased credit risk because of the difficulties of requiring foreign entities to honor their contractual commitments, and because a number of foreign governments and other issuers are already in default. The Money Market Fund may also make U.S. dollar-denominated FOREIGN INVESTMENTS.



+ CURRENCY RISK.  Funds such as the Short Term Income, Income, High Yield, Bond
  & Stock, Growth & Income, Growth, Mid Cap Stock, Small Cap Stock and International Growth Funds that invest in securities denominated in, and/or receive revenues in, FOREIGN CURRENCIES will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged.


+ FOREIGN INVESTMENT RISK. Each of the Funds with FOREIGN INVESTMENTS, such as the Short Term Income, Income, High Yield, Bond & Stock, Growth & Income, Growth, Mid Cap Stock, Small Cap Stock and International Growth Funds, may experience more rapid and extreme changes in value than Funds with investments solely in securities of U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, foreign issuers are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment. Adverse developments in certain regions, such as southeast Asia, may adversely affect the markets of other countries whose economies appear to be unrelated. The Money Market and Growth Fund of the Northwest Funds may also make U.S. dollar-denominated FOREIGN INVESTMENTS.



+ GEOGRAPHIC CONCENTRATION RISK. The Growth Fund of the Northwest Fund invests significant portions of its assets in the concentrated geographic area of the northwestern United States, and thus generally has more exposure to regional economic risks than Funds making investments more broadly.



+ LEVERAGING RISK. When a Fund is BORROWING money or otherwise leveraging its portfolio, the value of an investment in that Fund will be more volatile and all other risks will tend to be compounded. The Short Term Income, U.S. Government Securities, Income, Mid Cap Stock, Growth, Small Cap Stock and International Growth Funds may achieve leverage by using REPURCHASE AGREEMENTS and/or DOLLAR ROLLS. The Short Term Income, U.S. Government Securities, Income, High Yield and Growth & Income Funds may achieve leverage through the use of INVERSE FLOATING RATE INVESTMENTS. The Short Term Income, Mid Cap Stock, Growth, Small Cap Stock and International Growth may also take on leveraging risk by investing collateral from securities loans, by using STRATEGIC TRANSACTIONS (derivatives) and by BORROWING money to meet redemption requests.


+ DERIVATIVES RISK. Each of the Funds, except the Money Market Fund, may, subject to the limitations and restrictions stated elsewhere in this Prospectus and the SAI, use STRATEGIC TRANSACTIONS involving derivatives, such as forward contracts, futures contracts, options, swaps, caps, floors and collars, which are financial contracts whose value depends on, or is derived from, the value of something else, such as an underlying asset, reference rate or index. In addition to other risks, such as the credit risk of the counterparty, derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates and indices.

+ LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling out of these ILLIQUID SECURITIES at an advantageous price. All of the Funds may be subject to liquidity risk. Funds that engage in STRATEGIC TRANSACTIONS, make FOREIGN INVESTMENTS, or invest in securities involving substantial market and/or credit risk tend to involve greater liquidity risk. In addition, liquidity risk increases for Funds that hold RESTRICTED SECURITIES.

+ MANAGEMENT RISK. Each Fund and Portfolio is subject to management risk because it is an actively managed investment portfolio. WM Advisors, or the sub-advisor if applicable, will apply its investment techniques and risk analyses in making investment decisions for the Funds or Portfolios, but there can be no guarantee that they will produce the desired results. In some cases derivatives and other investments may be unavailable or WM Advisors or the sub-advisor may choose not to use them under market conditions when their use would have been beneficial to the Funds or Portfolios.

+ SMALLER COMPANY RISK. Market risk and liquidity risk are particularly pronounced for stocks of companies with relatively small market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. The High Yield, Bond & Stock, Growth & Income, Growth Fund of the Northwest, Growth, Small Cap Stock and International Growth Funds (and the Small Cap Stock Fund in particular), generally have the greatest exposure to this risk.


+ MONEY MARKET RISK. While the Money Market Fund is designed to be a relatively low risk investment, it is not entirely free of risk. The Money Market Fund, as a result of a deterioration in the credit quality of issuers whose securities the Fund holds or an increase in interest rates, may not be able to maintain a net asset value of $1.00 per share. In addition, the Money Market Fund is particularly subject to the risk that the value of your investment may be eroded over time by inflation.

+ PORTFOLIO REALLOCATION RISK. From time to time, one or more of a Portfolio's underlying Funds may experience relatively large investments or redemptions due to reallocations or rebalancings by the Portfolios (or the SAM Program, as described below) as recommended by the WM Advisors. These transactions will affect such Funds, since the Funds that experience redemptions as a result of reallocations or rebalancings may have to sell portfolio securities and Funds that receive additional cash will have to invest such cash. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent that the Funds may be required to sell securities or invest cash at times when they would not otherwise do so. These transactions could also have adverse tax consequences if sales of securities resulted in gains and could also increase transaction costs. WM Advisors is committed to minimizing such impact on the Funds to the extent it is consistent with pursuing the investment objectives of the Portfolios. WM Advisors may nevertheless face conflicts in fulfilling its responsibilities. WM Advisors will at all times monitor the impact on the Funds of transactions by the Portfolios.

+ PORTFOLIO RISK. Each of the Portfolios allocates its assets among the Funds as determined by WM Advisors and in accordance with the investment restrictions discussed above. As a result, the Portfolios share the risks of each of the Funds in which they invest, which are described above.


   In particular, the Portfolios may be subject to credit risk. For instance, the Strategic Growth Portfolio can invest up to 50% of its assets in each of the Growth, Growth & Income, Mid Cap Stock and Small Cap Stock Funds and up to 25% of its assets in the High Yield Fund. Each of these Funds may invest significant amounts of its assets in lower-rated securities ("junk bonds"). The Portfolios may also be exposed to FOREIGN INVESTMENT RISK through their investments in the Growth, Mid Cap Stock or Small Cap Stock Funds. In choosing among the Portfolios, investors should understand the risks of each of the Funds and the extent to which each Portfolio invests in each Fund.


   In addition to the expenses of the underlying Funds, which are indirectly borne by investors in the Portfolio, investment in the Funds through the Portfolios involves certain expenses that would not be present in a direct investment in the Funds. See "Dividends, Capital Gains and Taxes" for additional information about tax implications of investing in the Funds and Portfolios.

   Under certain circumstances, a Fund may determine to pay a redemption request by a Portfolio wholly or partly by a distribution in kind of securities from its portfolio, instead of cash. In such cases, the Portfolios may hold portfolio securities until WM Advisors determines that it is appropriate to dispose of such securities.

   The officers, trustees, advisor, distributor and transfer agent of the Portfolios serve in the same capacities for the Funds. Conflicts may arise as these persons and companies seek to fulfill their fiduciary responsibilities to the Portfolios and the Funds.

                            PRINCIPAL RISKS by fund

The following chart summarizes the Principal Risks of each Fund other than Market Risk, Credit Risk, Liquidity Risk and Management Risk, which apply to all of the Funds. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.


                                   Foreign                 Geographic                 Smaller  Money    Portfolio
                       Currency   Investment  Leveraging  Concentration  Derivatives  Company  Market  Reallocation
          Fund           Risk        Risk        Risk         Risk          Risk       Risk     Risk       Risk
    MONEY
    MARKET                            X                                                          X          X
    fund
    SHORT TERM INCOME      X          X           X                           X                             X
    fund
    U.S. GOVERNMENT
    SECURITIES                                    X                           X                             X
    fund
    INCOME
    fund                   X          X           X                           X                             X
    HIGH YIELD
    fund                   X          X           X                           X          X                  X
    BOND &
    STOCK                  X          X                                       X          X
    fund
    GROWTH &
    INCOME                 X          X           X                           X          X                  X
    fund
    GROWTH FUND OF
    THE NORTHWEST
    fund                              X                         X             X          X                  X
    GROWTH
    fund                   X          X           X                           X          X                  X
    MID CAP STOCK
    fund                   X          X           X                           X          X                  X
    SMALL CAP
    STOCK                  X          X           X                           X          X                  X
    fund
    INTERNATIONAL
    GROWTH                 X          X           X                           X          X                  X
    fund

                    DESCRIPTION OF THE FUNDS AND PORTFOLIOS

This section provides a more complete description of the principal investment strategies and risks of each Fund and Portfolio. The "Common Investment Practices" section that follows provides additional information about the principal investment strategies of the Funds and identifies the Funds and Portfolios that may engage in such practices to a significant extent. The Funds may undertake other strategies for temporary defensive purposes. These strategies may cause the Funds to miss out on investment opportunities, and may prevent the Funds from achieving their goals. You can find additional descriptions of the Funds' and Portfolios' strategies and risks in the Statement of Additional Information ("SAI"). Except for policies explicitly identified as "fundamental" in this Prospectus or the SAI, the investment objectives and investment policies set forth in this Prospectus and the SAI are not fundamental and may be changed at any time without shareholder consent. Except as otherwise indicated, all policies and limitations are considered at the time of purchase; the sale of securities is not required in the event of a subsequent change in valuation or other circumstances.

FIXED INCOME FUNDS

MONEY MARKET FUND. To accomplish its objective, the Money Market Fund invests only in U.S. dollar-denominated short-term, money market securities. It will only purchase securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or securities that are, or have issuers that are,

- rated by at least two nationally recognized statistical rating organizations ("NRSROs"), such as Standard & Poor's ("S&P") or Moody's Investors Service, Inc. ("Moody's"), in one of the two highest rating categories for short-term debt securities,

- rated in one of the two highest categories for short-term debt by the only NRSRO that has issued a rating, or

- if not so rated, are determined to be of comparable quality.

A description of the rating systems of S&P and Moody's is contained in Appendix A to this Prospectus and in the SAI. At the time of investment, no security purchased by the Money Market Fund (except U.S. Government securities subject to repurchase agreements and variable rate demand notes) will have a maturity exceeding 397 days, and the Fund's average portfolio maturity will not exceed 90 days. The Money Market Fund will attempt to maintain a stable net asset value ("NAV") of $1.00, but there can be no assurance that it will be able to do so.

The Fund invests solely in money market instruments that are selected from the following six general categories:

- U.S. Government securities;

- short-term commercial notes (including asset-backed securities) issued directly by U.S. and foreign businesses, banking institutions, financial institutions (including brokerage, finance and insurance companies) and state and local governments and municipalities to finance short-term cash needs;

- obligations of U.S. and foreign banks with assets of more than $500 million;

- securities issued by foreign governments, their agencies or instrumentalities or by supranational entities;

- short-term corporate securities rated in one of the two highest rating categories by Moody's or S&P; and

- repurchase agreements.


SHORT TERM INCOME FUND. The Short Term Income Fund maintains a portfolio duration of three years or less and it may not hold individual securities with remaining maturities of more than five years. Duration is a measure that relates the price volatility of a security to changes in interest rates. The duration of a debt security is the weighted average term to maturity, expressed in years of the present value of future cash flows, income, coupon payments and purchase repayments. Thus, duration involves WM Advisors judgment with respect to both interest rates and expected cash flows.



The Fund will invest substantially all of its assets in debt securities that, at the time of purchase, are rated in one of the top four rating categories by one or more NRSROs or, if unrated, are judged to be of comparable quality by WM Advisors ("investment grade" securities). All debt securities purchased by the Fund will be investment grade at the time of purchase.



The Fund may invest in securities issued or guaranteed by domestic and foreign governments and government agencies and instrumentalities and in high-grade cor-porate debt securities, such as bonds, debentures, notes, equipment lease and trust certificates, mortgage-backed securities, collateralized mortgage obligations and asset-backed securities.

The Fund may invest up to 10% of its assets in foreign fixed-income securities, primarily bonds of foreign governments or their political subdivisions, foreign companies and supranational organizations, including non-U.S. dollar-denominated securities and U.S. dollar-denominated debt securities issued by foreign issuers and foreign branches of U.S. banks. Investment in foreign securities is subject to special risks. The Fund may invest up to 5% of its assets in preferred stock. The Fund may engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging and enter into currency forwards or futures contracts and related options for the purpose of currency hedging. The Fund may invest in certain illiquid investments, such as privately placed securities, including restricted securities. The Fund may invest up to 10% of its assets in securities of unaffiliated mutual funds. The Fund may borrow money or enter into reverse repurchase agreements or dollar roll transactions in the aggregate up to 33 1/3% of its total assets. The Fund may invest up to 25% of its total assets in asset-backed securities, which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of similar assets.

U.S. GOVERNMENT SECURITIES FUND. The U.S. Government Securities Fund invests primarily in a selection of securities issued by the U.S. Government and its agencies. The Fund may also invest in collateralized mortgage obligations or repurchase agreements which are secured by those types of obligations. It is a policy of the Fund to invest only in the following types of securities: (1) U.S. Government securities, including mortgage-backed securities; (2) securities secured by the full faith and credit of the U.S. Government or its instrumentalities; and (3) collateralized mortgage obligations and repurchase agreements which are secured by obligations identified in (1) and (2) above. The Fund may borrow up to 5% of its total net assets for emergency, non-investment purposes and may enter into dollar roll transactions.


INCOME FUND.  The Income Fund invests most of its assets in:


- debt and convertible debt securities;

- U.S. Government securities, including mortgage-backed securities issued by the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), and Federal Home Loan Mortgage Corporation ("FHLMC") or similar government agencies;


- Commercial mortgage-backed securities;


- obligations of U.S. banks that belong to the Federal Reserve System;

- preferred stocks and convertible preferred stocks;

- the highest grade commercial paper as rated by S&P or Moody's; and

- deposits in U.S. banks.


The Fund may also invest in securities denominated in foreign currencies and receive interest, dividends and sale proceeds in foreign currencies. The Fund may engage in foreign currency exchange transactions for hedging purposes in connection with the purchase and sale of foreign securities or to protect against changes in the value of specific securities held by the Fund. It may also purchase and sell currencies on a spot (cash) basis, enter into forward contracts to purchase or sell foreign currencies at a future date, and buy and sell foreign currency futures contracts. The Fund may borrow up to 5% of its total net assets for emergency, non-investment purposes, and may enter into dollar roll transactions. The Fund may purchase securities of issuers which deal in real estate or securities which are secured by interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt securities secured by real estate or interests therein. The Fund may also purchase and sell interest rate futures and options. The Fund may invest up to 20% of its assets in lower-rated fixed-income securities (sometimes called "junk bonds").


HIGH YIELD FUND. The High Yield Fund invests, under normal market conditions, at least 65% of its assets in a diversified portfolio of fixed income securities (including debt securities, convertible securities and preferred stocks) rated lower than BBB by S&P or Baa by Moody's or of equivalent quality as determined by WM Advisors. The remainder of the Fund's assets may be invested in any other securities WM Advisors believes are consistent with the Fund's objective. These may include higher rated fixed-income securities, common stocks and other equity securities. The Fund may also invest in securities of foreign issuers and engage in hedging strategies involving options.

NOTE: THE HIGH YIELD FUND IS NOT AVAILABLE FOR DIRECT PURCHASE THROUGH YOUR VARIABLE ANNUITY CONTRACT. EACH OF THE PORTFOLIOS MAY, HOWEVER, INVEST SOME OF ITS ASSETS IN THE HIGH YIELD FUND. THE HIGH YIELD FUND IS THEREFORE A "FUND" AS THAT TERM IS USED IN THIS PROSPECTUS.

EQUITY FUNDS


BOND & STOCK FUND. The Fund invests in a combination of equity and fixed-income securities. Under normal market conditions, at least 25% of the Bond & Stock Fund's assets will be invested in fixed-income securities, including preferred stocks and that portion of the value of convertible securities which is not attributable to a conversion feature. The Fund may invest in money market instruments for temporary or defensive purposes. The Fund may invest in fixed-income securities of any maturity, including mortgage-backed securities, U.S. Government securities and asset-backed securities, and may also invest up to 35% of its assets, in below investment grade bonds (sometimes called junk bonds). The Fund may purchase or sell U.S. Government securities or collateralized mortgage obligations on "when-issued" or "delayed-delivery" basis in an aggregate of up to 20% of the market value of its total assets minus total liabilities (except for the obligations created by these commitments). The Fund may invest up to 25% of its assets in real estate investment trusts, known as "REITs." The Fund may write (sell) covered call options. The Fund may invest up to 25% of its assets in U.S. dollar-denominated securities of foreign issuers.



GROWTH & INCOME FUND. The Growth & Income Fund invests primarily in common stocks. The Fund may also invest in money market instruments for temporary or defensive purposes. To limit risk, repurchase agreements maturing in more than seven days will not exceed 10% of the Fund's total assets. The Fund may invest up to 25% of its assets in REITs. The Fund may invest in fixed-income securities of any maturity, including mortgage-backed securities, and may invest up to 20% of its assets in below investment grade fixed-income securities.



GROWTH FUND OF THE NORTHWEST. Under normal circumstances, at least 65% of the Fund's total assets will be invested in the common stocks of companies whose principal executive offices are located in the Northwest states of Alaska, Idaho, Montana, Oregon and Washington.


The Fund is permitted to invest in money market instruments for temporary or defensive purposes. The Fund may invest up to 25% of its assets in REITs, and may write (sell) covered call options.

Because the Fund concentrates its investments in companies located or doing business in the Northwest, the Fund is not intended as a complete investment program, and could be adversely impacted by economic trends within the five-state area.


GROWTH FUND. The Growth Fund invests primarily in common stocks believed to have significant appreciation potential. The Fund also may invest in debt securities, bonds, convertible bonds, preferred stock and convertible preferred stock, including up to 20% of its assets in non-investment-grade debt securities.


The Fund may invest up to 25% of its assets in foreign securities, usually foreign common stocks, and up to 5% of its assets in securities of companies in (or governments of) developing or emerging countries (sometimes referred to as "emerging markets"). The Fund may also engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging and enter into currency forwards or futures contracts and related options for the purpose of currency hedging.


MID CAP STOCK FUND. The Mid Cap Stock Fund invests primarily (normally at least 65% of its assets) in common stocks of companies with market capitalizations in the range represented by companies included in the S&P Mid Cap 400 Index. The Fund may also invest in money market instruments for temporary or defensive purposes. To limit risk, repurchase agreements maturing in more than seven days will not exceed 10% of the Fund's total assets. The Fund may invest up to 25% of its assets in REITs. The Fund may invest in fixed income securities of any maturity, including mortgage-backed securities, and may invest up to 35% of its assets in below investment grade fixed-income securities.



The Fund may purchase or sell U.S. Government securities or collateralized mortgage obligations on a "when-issued" or "delayed-delivery" basis in an aggregate up to 20% of the market value of its total assets minus total liabilities (except for the obligations created by these commitments). The Fund may write

(sell) covered call options. The Fund may invest up to 25% of its assets in U.S. dollar-denominated securities of foreign issuers.



SMALL CAP STOCK FUND. The Small Cap Stock Fund invests primarily in equity securities of companies with market capitalization of less than $1.4 billion at the time of purchase. In addition to common stock, the Fund's equity securities may include convertible bonds, convertible preferred stock and warrants to purchase common stock. The Fund may also invest in money market instruments for temporary or defensive purposes. The Fund may invest up to 25% of its assets in securities of foreign issuers and up to 5% of its assets in securities in developing or emerging countries. The Fund may invest up to 35% of its assets in non-investment-grade debt securities if WM Advisors believes that doing so will be consistent with the goal of capital appreciation.


INTERNATIONAL GROWTH FUND. The International Growth Fund invests primarily in equity securities of issuers located in foreign countries that the Fund's sub-advisor believes present attractive investment opportunities. Criteria for determining the appropriate distribution of investments among various countries and regions include prospects for relative economic growth, expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships and the range of investment opportunities available to international investors. The relative strength or weakness of a particular country's currency or economy may dictate whether securities of issuers located in such country will be purchased or sold. The Fund may invest without limit in the securities of issuers located in any one country (except as provided below with respect to emerging market countries). The Fund will emphasize established companies, although it may invest in companies of varying sizes as measured by assets, sales and capitalization.

The Fund invests in common stock and may invest in other securities with equity characteristics, such as trust or limited partnership interests, preferred stock, rights and warrants. The Fund may also invest in convertible securities. The Fund invests in securities listed on foreign or domestic securities exchanges and securities traded in foreign or domestic over-the-counter markets, and may invest in restricted or unlisted securities.

The Fund may invest up to 30% of its assets in the securities of companies in or governments of developing or emerging markets, provided that no more than 5% of the Fund's total assets are invested in any one emerging markets country. For temporary defensive purposes, the Fund may invest a major portion of its assets in securities of U.S. issuers. Furthermore, the Fund may invest up to 5% of its total assets in investment grade corporate debt securities having maturities longer than one year, including Euro-currency instruments and securities.

THE PORTFOLIOS

The Portfolios offer you the opportunity to pursue a variety of specially constructed asset allocation strategies. The Portfolios are designed for long-term investors seeking total return for tax-advantaged retirement and other long-term investment or savings accounts.

In order to achieve its investment objective, each Portfolio typically allocates its assets, within predetermined percentage ranges, among certain of the Funds. Even so, the Portfolios may temporarily exceed one or more of the applicable percentage limits for short periods. The percentages reflect the extent to which each Portfolio will normally invest in the particular market segment represented by each underlying Fund, and the varying degrees of potential investment risk and reward represented by each Portfolio's investments in those market segments and their corresponding Funds. WM Advisors may alter these percentage ranges when it deems appropriate. The assets of each Portfolio will be allocated among the Funds in accordance with its investment objective, WM Advisors' outlook for the economy and the financial markets, and the relative market valuations of the Funds.

In addition, in order to meet liquidity needs or for temporary defensive purposes, each Portfolio may invest, without limit, directly in stock or bond index futures and options thereon and the following short-term instruments:

- short-term securities issued by the U.S. Government, its agencies, instrumentalities, authorities or political subdivisions;

- other short-term debt securities rated A or higher by Moody's or S&P, or if unrated, of comparable quality in the opinion of WM Advisors;

- commercial paper, including master notes;

- bank obligations, including negotiable certificates of deposit, time deposits and bankers' acceptances; and

- repurchase agreements.

At the time a Portfolio invests in any commercial paper, bank obligations or repurchase agreements, the issuer must have outstanding debt rated A or higher by Moody's or S&P; the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by S&P; or, if no such ratings are available, the investment must be of comparable quality in the opinion of WM Advisors. In addition to purchasing shares of the Funds, a Portfolio may use futures contracts and options in order to remain effectively fully invested in proportions consistent with WM Advisors' current asset allocation strategy for the Portfolio. Specifically, each Portfolio may enter into futures contracts and options thereon, provided that the aggregate deposits required on these contracts do not exceed 5% of the Portfolio's total assets. A Portfolio may also use futures contracts and options for bona fide hedging transactions. Futures contracts and options may also be used to reallocate the Portfolio's assets among asset categories while minimizing transaction costs, to maintain cash reserves while simulating full investment, to facilitate trading, to seek higher investment returns, or to simulate full investment when a futures contract is priced attractively or is otherwise considered more advantageous than the underlying security or index. As a fundamental policy, which may not be changed without shareholder vote, each Portfolio will concentrate its investments in shares of the Funds.

COMMON INVESTMENT PRACTICES

The next several pages contain more detailed information about types of securities in which the Funds and Portfolios may invest, and strategies which WM Advisors or the respective sub-advisor may employ in pursuit of that Fund's or Portfolio's investment objective and a summary of risks and restrictions associated with these securities and investment practices. For more information, see the SAI.


BORROWING. The Funds may borrow money from banks solely for temporary or emergency purposes, subject to various limitations. If a Fund borrows money, its share price and yield may be subject to greater fluctuation until the borrowing is paid off. For the Money Market, Short Term Income, U.S. Government Securities, Income, Growth & Income, Growth, Mid Cap Stock, Small Cap Stock and International Growth Funds, and for the Portfolios, such borrowings may not exceed 30% of total assets. The High Yield, Bond & Stock and Growth Fund of the Northwest Funds may borrow up to 5% of their total assets for emergency, non-investment purposes. Each of the foregoing percentage limitations on borrowings is a fundamental policy of the respective Funds and Portfolios.



The Short Term Income, U.S. Government Securities and Income Funds may enter into DOLLAR ROLLS. A Fund enters into a DOLLAR ROLL by selling securities for delivery in the current month and simultaneously contracting to repurchase, typically in 30 or 60 days, substantially similar (same type, coupon and maturity) securities on a specified future date. This may be considered borrowing from the counterparty and may produce similar leveraging effects. The proceeds of the initial sale of securities in the dollar roll transactions, for example, may be used to purchase long-term securities which will be held during the roll period. To the extent that the proceeds of the initial sale of securities are invested, the Fund will be subject to market risk on those securities as well as similar risk with respect to the securities the Fund is required to repurchase.



Each of the Short Term Income, Growth, Mid Cap Stock, Small Cap Stock and International Growth Funds may engage in REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of the securities and, if the proceeds from the reverse repurchase agreement are invested in securities, that the market value of the securities bought may decline at the same time there is decline in the securities sold (and required to be repurchased).


FIXED-INCOME SECURITIES. The market value of fixed-income securities held by a Fund and, consequently, the value of the Fund's shares can be expected to vary inversely to changes in prevailing interest rates. You should recognize that, in periods of declining interest rates, the Fund's yield will tend to be somewhat higher than prevailing market rates and, in periods of rising interest rates, the Fund's yield will tend to be somewhat lower. Also, when interest rates are falling, any net inflow of money to the Fund will likely be invested in instruments producing lower yields than the balance of its assets, thereby reducing current yield. In periods of rising interest rates, the opposite can be expected to occur. The prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition, securities purchased by a Fund may be subject to the risk of default. Fixed-income securities rated in the lower end of the investment-grade category (Baa or BBB) and below may have speculative characteristics and may be more sensitive to economic changes and changes in the financial condition of their issuers.


The fixed-income securities in which the Funds may invest include zero-coupon securities, which make no payments of interest or principal until maturity. Because these securities avoid the need to make current interest payments, they may involve greater credit risks than other fixed-income securities.


FLOATING RATE, INVERSE FLOATING RATE AND VARIABLE RATE INVESTMENTS. The Short Term Income, U.S. Government Securities, Income, High Yield and Growth & Income Funds may purchase floating rate, inverse floating rate and variable rate investments, including participation interests therein.


The Money Market Fund may purchase floating rate and variable rate obligations, including participation interests therein.


The Short Term Income, U.S. Government Securities, Income and High Yield Funds may purchase mortgage-backed securities that are floating rate, inverse floating rate and variable rate obligations. Although variable rate demand notes are frequently not rated by credit rating agencies, a Fund may purchase unrated notes that are determined by WM Advisors or the Fund's sub-advisor to be of comparable quality at the time of purchase to rated instruments that may be purchased by the Fund. The absence of an active secondary market could make it difficult for a Fund to dispose of these securities in the event the issuer of the note were to default on its payment obligations, and the Fund could, for this or other reasons, suffer a loss as a result of the default.


These Funds may also invest in securities representing interests in tax-exempt securities, known as inverse floating obligations or "residual interest bonds," which pay interest rates that vary inversely with changes in the interest rates of specified short-term tax-exempt securities or an index of short-term tax-exempt securities. The interest rates on inverse floating-rate obligations or residual interest bonds will typically decline as short-term market interest rates increase and increase as short-term market rates decline. These securities have the effect of providing a degree of investment leverage. They will generally respond to changes in market interest rates more rapidly than fixed-rate long-term securities (typically twice as fast). As a result, the market values of inverse floating-rate obligations and residual interest bonds will generally be more volatile than the market values of fixed-rate tax-exempt securities.


FOREIGN CURRENCY EXCHANGE TRANSACTIONS AND CURRENCY MANAGEMENT. The Short Term Income, Income, High Yield, Growth, Small Cap Stock and International Growth Funds may, subject to the investment limitations stated elsewhere in this Prospectus and the SAI, engage in foreign currency exchange transactions. Funds that buy and sell securities denominated in currencies other than the U.S. dollar, and receive interest, dividends and sale proceeds in currencies other than the U.S. dollar, may enter into foreign currency exchange transactions to convert to and from different foreign currencies and the U.S. dollar. These Funds either enter into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward contracts to purchase or sell foreign currencies.


These Funds also may enter into foreign currency hedging transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. These transactions tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of these securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain. In addition, when WM Advisors or a Fund's sub-advisor believes that the currency of a specific country may deteriorate against another currency, it may enter into a forward contract to sell the less attractive currency and buy the more attractive one. The amount in question could be less than or equal to the value of the Fund's securities denominated in the less attractive currency. The Fund may also enter into a forward contract to sell a currency which is linked to a currency or currencies in which some or all of the Fund's portfolio securities are or could be denominated, and to buy U.S. dollars. These practices are referred to as "cross hedging" and "proxy hedging."

Forward currency exchange contracts are agreements to exchange one currency for another - for example, to exchange a certain amount of U.S. dollars for a certain amount of Japanese yen - at a future date and specified price. Because there is a risk of loss to the Fund if the other party does not complete the transaction, WM Advisors or the Fund's sub-advisor will enter into forward currency exchange contracts only with parties approved by the Trusts' Board of Trustees or persons acting pursuant to their direction.


Each of the Funds other than the Money Market, U.S. Government Securities, Bond & Stock, Growth & Income and Growth Fund of the Northwest Funds may invest in securities which are indexed to certain specific foreign currency exchange rates. These securities expose the Funds to the risk of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an exchange rate-related security is linked. In addition, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for a particular exchange rate-related security due to conditions in the debt and foreign currency markets. Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may from time to time combine to make it difficult to sell an exchange rate-related security prior to maturity without incurring a significant loss.


While the foregoing actions are intended to protect the Fund from adverse currency movements, there is a risk that currency movements involved will not be properly anticipated, and there can be no assurance that such transactions will be available or that the Funds will use such transactions even if they are available. Use of currency hedging techniques may also be limited by the need to protect the status of the Fund as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code").


FOREIGN INVESTMENTS. The Money Market, Bond & Stock, Growth & Income and Growth Fund of the Northwest Funds may invest in securities of foreign issuers if such securities are denominated in U.S. dollars. The Short Term Income, Income, High Yield, Growth, Mid Cap Stock, Small Cap Stock and International Growth Funds may invest in both U.S. dollar denominated and non-U.S. dollar denominated foreign securities. There are certain risks involved in investing in foreign securities, including those resulting from


- fluctuations in currency exchange rates,

- devaluation of currencies,

- future political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions,

- reduced availability of public information concerning issuers, and

- the fact that foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies.

Moreover, securities of many foreign companies may be less liquid and their prices more volatile than those of securities of comparable domestic companies. In addition, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Funds, including the withholding of dividends. The risks associated with foreign securities are generally greater for securities of issuers in emerging markets.

In addition, while the volume of transactions effected on foreign stock exchanges has increased in recent years, in most cases it remains well below that of the New York Stock Exchange. Accordingly, the Funds' foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect portfolio liquidity. In buying and selling securities on foreign exchanges, the Funds normally pay fixed commissions that are generally higher than the negotiated commissions charged in the United States. In addition, there is generally less governmental supervision and regulation of securities exchanges, brokers and issuers in foreign countries than in the United States. Foreign securities generally are denominated and pay dividends or interest in foreign currencies, and the value of the Funds' net assets as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates.


The Short Term Income, Income, High Yield, Bond & Stock, Growth & Income, Growth Fund of the Northwest, Growth, Mid Cap Stock, Small Cap Stock and International Growth Funds may invest in securities of foreign issuers directly or in the form of AMERICAN DEPOSITARY RECEIPTS ("ADRS"), EUROPEAN DEPOSITARY RECEIPTS ("EDRS"), GLOBAL DEPOSITARY RECEIPTS ("GDRS") or other similar securities representing securities of foreign issuers. These securities may not be denominated in the same currency as the securities they represent. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign securities. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued by a European financial institution evidencing a similar arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets.



GEOGRAPHIC CONCENTRATION. Potential investors in the Growth Fund of the Northwest should consider the greater risk arising from the geographic concentration of their investments, as well as the current and past financial condition of the States in the Northwest. See the SAI for a more detailed description of these risks.



HOLDINGS IN OTHER INVESTMENT COMPANIES. When WM Advisors or a Fund's sub-advisor believes that it would be beneficial to the Fund, each of the Short Term Income, Growth, Mid Cap Stock, Small Cap Stock and International Growth Funds may invest up to 10% of its assets in securities of mutual funds that are not affiliated with WM Advisors or the Fund's sub-advisor. As a shareholder in any such mutual fund, the Fund will bear its ratable share of the mutual fund's expenses, including management fees, and will remain subject to the Fund's advisory and administration fees with respect to the assets so invested. In addition, the Growth Fund may invest Fund assets in money market funds affiliated with Janus (its sub-advisor), provided that Janus remits to the Fund the amount of any investment advisory and administrative services fees paid to Janus as the investment manager of the money market fund.


ILLIQUID SECURITIES AND RESTRICTED SECURITIES. Up to 10% of the net assets of the Money Market Fund and up to 15% of the net assets of every other Fund may be invested in securities that are not readily marketable. Such illiquid securities may include:

- repurchase agreements with maturities greater than seven calendar days;

- time deposits maturing in more than seven calendar days;

- to the extent a liquid secondary market does not exist for the instruments, futures contracts and options thereon;

- certain over-the-counter options, as described in the SAI;

- certain variable rate demand notes having a demand period of more than seven days; and

- securities the disposition of which is restricted under federal securities laws (excluding certain Rule 144A securities, as described below).

Securities which may be resold pursuant to Rule 144A under the Securities Act of 1933, as amended, will not be included for the purposes of these restrictions, so long as such securities meet liquidity guidelines established by the Trusts' Board of Trustees.


Each of the Funds may also purchase RESTRICTED SECURITIES (provided such securities are, in the case of the Money Market, U.S. Government Securities, Income, Bond & Stock, Growth & Income and Growth Fund of the Northwest Funds, eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended). Although recent and ongoing developments in the securities markets have resulted in greater trading of restricted securities, making restricted securities, in many instances, more liquid than they once were considered to be, investing in restricted securities could increase the level of illiquidity of the portfolio securities of a Fund. This could make it more difficult for a Fund to fulfill shareholder redemption orders on a timely basis. If a Fund were required to sell these securities on short notice, it might be unable to obtain fair market value.



LENDING OF SECURITIES. The Short Term Income, Growth, Small Cap Stock and International Growth Funds each may lend portfolio securities up to 20% of


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


total assets to brokers and other financial organizations. The Bond & Stock, Growth & Income and Growth Fund of the Northwest Funds may lend portfolio securities up to 33% of total assets. These transactions involve a risk of loss to the Fund if the counterparty should fail to return such securities to the Fund upon demand.



LOWER-RATED SECURITIES. The Income, Bond & Stock, Mid Cap Stock and Small Cap Stock Funds may each invest up to 35% of their total assets, funds may invest up to 20% of their total assets, in non-investment grade debt securities, sometimes referred to as "junk bonds." The High Yield Fund may invest all of its assets in these securities, and will generally invest at least 65% of its assets in them.


Non-investment-grade debt securities usually entail greater risk (including the possibility of default or bankruptcy of the issuers), generally involve greater price volatility and risk of principal and income, and may be less liquid than higher-rated securities. Both price volatility and illiquidity may make it difficult for a Fund to value or to sell certain of these securities under certain market conditions. These securities are often considered to be speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness. The market prices of these securities may fluctuate more than higher-rated securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates. For further information, see Appendix A to this Prospectus.


MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. The Short Term Income, U.S. Government Securities, Income, High Yield, Bond & Stock and Growth & Income Funds may invest in mortgage-backed securities, which represent participations in, or are secured by mortgage loans and include collateralized mortgage obligations and stripped mortgage-backed securities.


Traditional debt investments typically pay a fixed rate of interest until maturity, when the entire principal amount is due. By contrast, payments on mortgage-backed securities typically include both interest and a partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. The fund may have to invest the proceeds from prepaid investments under less attractive terms and yields.

Prepayments are particularly common during periods of declining interest rates, when property owners seek to refinance their mortgages on more favorable terms; the reverse is true during periods of rising interest rates. Mortgage-backed securities are therefore less likely to increase in value during periods of declining interest rates than other debt of comparable maturities. In addition, they have a higher risk of decline in value during periods of rising interest rates because declining prepayment rates effectively increase the average maturity of the fund's investments (and, therefore, its sensitivity to changes in interest rates) at times when that is least desirable. These investments can increase the volatility of the fund.


The Short Term Income, U.S. Government Securities, Income and High Yield Funds may also invest in GOVERNMENT STRIPPED MORTGAGE-BACKED SECURITIES issued or guaranteed by GNMA, FNMA or FHLMC. These securities represent beneficial ownership interests in either periodic principal distributions (PRINCIPAL-ONLY SECURITIES OR "PO STRIPS") or interest distributions (INTEREST-ONLY SECURITIES OR "IO STRIPS") on mortgage-backed certificates issued by GNMA, FNMA or FHLMC, as the case may be. The mortgages backing GNMA certificates include conventional 30-year fixed-rate mortgages, 15-year fixed-rate mortgages, graduated payment mortgages, and adjustable-rate mortgages.


The U.S. Government guarantees the timely payment of interest and principal for these securities. However, the guarantees do not extend to the securities' yield or value, which are likely to vary inversely with fluctuations in interest rates. Also the guarantees do not extend to the yield or value of the Fund's shares. Investing in government stripped mortgage-backed securities involves the risks normally associated with investing in mortgage-backed securities issued by government or government-related entities. In addition, the yields on PO and IO strips are extremely sensitive to prepayments on the underlying mortgage loans. If a decline in the level of prevailing interest rates results in a higher than anticipated rate of principal prepayment, distributions of principal will be accelerated, thereby reducing the yield to maturity on IO strips and increasing the yield to maturity on PO strips. Conversely, if an increase in the level of prevailing interest rates results in a rate of principal prepayments lower than anticipated, distributions of principal will be deferred, thereby increasing the yield to maturity on

IO strips and decreasing the yield to maturity on PO strips. Sufficiently high prepayment rates could result in the Fund losing some or all of its initial investment in an IO strip. The Funds will acquire government stripped mortgage-backed securities only if a liquid secondary market for the securities exists at the time of acquisition. However, there can be no assurance that the Funds will be able to effect a trade of a government stripped mortgage-backed security at a time when it wishes to do so.


The Short Term Income, Bond & Stock, Mid Cap Stock and Growth & Income Funds may also invest in commercial mortgage-backed securities, which are similar to government stripped mortgage-backed securities, except that they are not issued or guaranteed by governmental entities. Commercial mortgage-backed securities include collateralized mortgage obligations and real estate mortgage investment conduits ("REMICs"). Commercial mortgage-backed securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.


To the extent that a Fund purchases mortgage-backed securities at a premium, mortgage foreclosures and payments and prepayments of principal (which may be made at any time without penalty) will tend to result in the loss of that premium. The yield of a Fund may be affected by reinvestment of prepayments at higher or lower rates than the original investment. In addition, like other debt securities, the value of mortgage-related securities, including government and government-related mortgage pools, will generally fluctuate in response to market interest rates.


The Money Market, Short Term Income, High Yield, Bond & Stock and Mid Cap Stock and Small Cap Stock Funds may purchase asset-backed securities. These Funds will not invest more than 10% of their total assets in asset-backed securities, except that the Short Term Income Fund may invest up to 25% of its total assets in such securities. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, including home equity loans, and receivables from credit card agreements. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.



REAL ESTATE INVESTMENT TRUSTS. The Income, Bond & Stock, Growth & Income, Mid Cap Stock and Growth Fund of the Northwest Funds may invest in real estate investment trusts, known as "REITs." REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code, and failing to maintain their exemptions from registration under the 1940 Act.


Investment in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities.

REPURCHASE AGREEMENTS. All of the Funds may invest in repurchase agreements, which are purchases of underlying debt securities from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase the securities at an established time and price. Repurchase agreements can be regarded as loans to the seller, collateralized by the securities that are the subject of the agreement. Default by the seller would expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying securities. In addition, if bankruptcy proceedings are commenced with respect to the seller of the obligations, the Fund may be delayed or limited in its ability to sell the collateral. Pursuant to an exemptive order granted by the SEC, the Funds may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments, and the proceeds are allocated to the participating funds on a pro rata basis.

STRATEGIC TRANSACTIONS. Subject to the investment limitations and restrictions stated elsewhere in this Prospectus and the SAI, each of the Funds and

Portfolios except the Money Market Fund may utilize various investment strategies as described below to hedge various market risks, to manage the effective maturity or duration of fixed-income securities or for other bona fide hedging purposes. Utilizing these investment strategies, the Fund or Portfolio may purchase and sell, exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments. It may also purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures. The Funds may write (sell) covered call options as well. A call option is "covered" if the Fund owns the security underlying the option it has written or it maintains enough cash, cash equivalents or liquid securities to purchase the underlying security. All the above are collectively referred to as "Strategic Transactions."

Strategic Transactions may be used

- to attempt to protect against possible changes in the market value of securities held in, or to be purchased for, the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations,

- to protect the Fund's unrealized gains in the value of its portfolio securities,

- to facilitate the sale of such securities for investment purposes,

- to manage the effective maturity or duration of the Fund's portfolio, or

- to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities.

Some Strategic Transactions may also be used to seek potentially higher returns. Any or all of these investment techniques may be used at any time, as the use of any Strategic Transaction is a function of numerous variables including market conditions.

The use of Strategic Transactions involves special considerations and risks; for example,

- the ability of the Fund to utilize Strategic Transactions successfully will depend on the ability of WM Advisors or the sub-advisor to predict pertinent market movements,

- the risk that the other party to a Strategic Transaction will fail to meet its obligations to the Fund,

- the risk that the Fund will be unable to close out a Strategic Transaction at a time when it would otherwise do so, due to the illiquidity of the Strategic Transaction and

- the risk of imperfect correlation, or even no correlation, between price movements of Strategic Transactions and price movements of the related portfolio positions.

Strategic Transactions can reduce opportunity for gain by offsetting the positive effect of favorable price movements in the related portfolio positions.

U.S. GOVERNMENT SECURITIES. All of the Funds may invest in U.S. Government securities, which include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes and bonds) and securities issued or guaranteed by U.S. Government agencies or instrumentalities. Some securities issued or guaranteed by agencies or instrumentalities of the U.S. Government are backed by the full faith and credit of the U.S. Government (such as GNMA bonds), others are backed only by the right of the issuer to borrow from the U.S. Treasury (such as securities of Federal Home Loan Banks) and still others are backed only by the credit of the instrumentality (such as FNMA and FHLMC bonds).


WHEN-ISSUED SECURITIES, FORWARD COMMITMENTS AND DELAYED-DELIVERY
TRANSACTIONS. In order to secure yields or prices deemed advantageous at the time, the Funds may purchase or sell securities on a when-issued or a delayed-delivery basis but only for the purpose of acquiring portfolio securities. Due to fluctuations in the value of securities purchased on a when-issued or a delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the securities are actually delivered to the Fund. Similarly, the sale of securities for delayed-delivery can involve the risk that the prices available in the market when delivery is made may actually be higher than those obtained in the transaction itself.


When-issued securities may include bonds purchased on a "when, as and if issued" basis, under which the issuance of the securities depends on the occurrence of a subsequent event, such as approval of a proposed financing by appropriate municipal authorities. A significant commitment of a Fund's assets to the purchase of securities on a "when, as and if issued" basis may increase the volatility of the Fund's NAV.


PORTFOLIO TRANSACTIONS AND TURNOVER. Each Fund's and Portfolio's turnover rate varies from year to year, depending on market conditions and investment strategies. High turnover rates increase transaction costs and may increase taxable capital gains. Historical portfolio turnover rates for each Fund are shown under "Financial Highlights" below. WM Advisors and the sub-advisors will not consider portfolio turnover rate to be a limiting factor in making investment decisions consistent with the Funds' investment objectives and policies.

                         HOW CAN I INVEST IN THE FUNDS
                                AND PORTFOLIOS?


Shares of the Funds and Portfolios are currently offered only to American General Life Insurance Company ("AGL") for the purpose of providing investment choices under its variable annuity contracts. AGL is the sole record Shareholder of the Funds and Portfolios (except for certain "seed money" holdings by WM Shareholder Services, Inc. an affiliate of WM Advisers). AGL therefore may be deemed to control the Funds and Portfolios, and WM Shareholder Services, Inc. may be deemed to control the Growth Fund of the Northwest and Bond & Stock Funds, of which if owns 43.39% and 33.29% respectively. The Funds (other than the High Yield, Bond & Stock and Growth Fund of the Northwest Funds) are investment choices under the WM Advantage variable annuity contract issued by AGL (the "WM Advantage Contract"). All of the Funds (other than the High Yield
Fund) and Portfolios are investment choices under the WM Strategic Asset Manager variable annuity contract issued by AGL (the "WM Strategic Asset Manager Contract," and together with the WM Advantage Contract, the "Contracts"). Although each of the Portfolios may invest in shares of the High Yield Fund, such shares are not available for direct purchase through the Contracts.


PURCHASE AND REDEMPTION

The shares of the Funds and Portfolios are sold in a continuous offering to AGL for its separate account to fund Contracts. Net purchase payments under the Contracts are placed in one or more of the divisions of the insurance company separate account and are invested in the shares of the Funds corresponding to such divisions. Shares of the Funds and Portfolios are purchased and redeemed by AGL at net asset value without sales or redemption charges. Shares may, in the future, be sold to other insurance companies for their separate accounts on similar terms.

For each day on which a Fund's or Portfolio's net asset value is calculated, each separate account transmits to the Trust any orders to purchase or redeem shares of the Fund(s) and Portfolio(s) based on the purchase payments, redemption (surrender) requests and transfer requests from Contract owners, annuitants or beneficiaries which are priced as of that day. Purchases and redemptions are effected at the net asset value next-determined after receipt by the Trust of a properly completed purchase or redemption order.

All purchase and redemption orders will be processed in accordance with applicable regulations. The Trust may also suspend redemption, if permitted under the 1940 Act, for any period during which the New York Stock Exchange is closed or during which trading is restricted by the SEC or the SEC declares that an emergency exists. Redemption may also be suspended during other periods permitted by the SEC for the protection of the Trust's shareholders.

PURCHASE THROUGH THE SAM PROGRAM. Owners of the WM Advantage Contract may elect to participate in the WM Strategic Asset Management Program, which is referred to as the SAM Program in this Prospectus. The SAM Program is an active investment management service offered through WM Advisors that allocates separate account values across a number of investment divisions selected to meet different long-term investment objectives. Depending on market conditions, WM Advisors from time to time changes or reallocates the combination of separate account divisions, or the amount invested in each, to implement the various SAM strategies. In addition, account balances of Contract owners participating in the SAM Program will be periodically rebalanced to maintain the chosen strategy's current asset allocation mix, if and when Fund performance unbalances the strategy's mix. Normally, WM Advisors will reallocate once a quarter.


The SAM Program is currently being offered at no additional cost to Contract owners, although WM Advisors has reserved the right to impose a charge for this service in the future. All of the Funds (other than the High Yield, Bond & Stock and Growth Fund of the Northwest Funds) are available through the SAM Program. The Portfolios are not available through the SAM Program.


WM Advisors may restrict or terminate the participation of WM Advantage Contract owners in the SAM Program at any time. In addition, AGL has reserved the right to place restrictions on transactions permitted by the WM Advantage Contract that could result in restrictions or terminations of the SAM Program.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

The tax consequences of your investment in the Trust depend upon the specific provisions of your Contract. For more tax information regarding your Contract, see the attached prospectus for that Contract. The following discussion is only a brief summary of the federal income tax consequences to the Funds and Portfolios and their insurance company shareholders based on current tax laws and regulations, which may be changed by subsequent legislative, judicial, or administrative action.

Each Fund and Portfolio intends to qualify separately each year as a "regulated investment company" and, thus, does not expect to pay any federal income tax on income and capital gain distributed to shareholders.

Although the Trust intends that it and each Fund and Portfolio will be operated so that they will have no federal income tax liability, if any such liability is nevertheless incurred, the investment performance of the Fund or Portfolio incurring such liability will be adversely affected. In addition, Funds or Portfolios investing in foreign securities and currencies may be subject to foreign taxes. These taxes would reduce the investment performance of such Funds or Portfolios.

Because the Trust funds certain types of variable annuities, each Fund or Portfolio also intends to meet the investment diversification requirements of subchapter L of the Code. Were any Fund or Portfolio to fail to comply with those requirements, owners of annuity contracts (other than certain tax-qualified retirement Contracts) funded through the Trust would be taxed immediately on investment earnings, including accumulated investment earnings, under their Contracts and would thereby lose any benefit of tax deferral. Accordingly, the Trust will carefully monitor compliance with the diversification requirements. For additional tax information, see "Taxes" in the SAI.


Distributions of net investment income (i.e., all income other than capital gains) and of net realized capital gains on securities held for less than one year ("short-term capital gain") will be determined separately for each Fund and Portfolio. Dividends and distributions paid by a Fund or Portfolio will be automatically reinvested (at current net asset value) in addition full and fractional shares of that Fund or Portfolio. The Money Market Fund intends to distribute its net income as dividends for each day that net asset value is determined. Such dividends will be declared daily and paid monthly. The Short Term Income, U.S. Government Securities and Income Funds will declare and pay quarterly dividends from net investment income, and the Bond & Stock, Growth Fund of the Northwest, Growth & Income, Growth, Mid Cap Stock, Small Cap Stock and International Growth Funds will declare and pay such dividends annually. Each of the Balanced, Flexible Income and Income Portfolios will declare and pay dividends quarterly. Both the Strategic Growth Portfolio and Conservative Growth Portfolio will declare and pay dividends annually. All Funds and Portfolios will distribute any net realized capital gains on securities held for more than one year ("long-term capital gain"), annually. Distributions of any net short-term capital gains earned by a Fund or Portfolio will be distributed no less frequently than annually at the discretion of the Board of Trustees.


THE INFORMATION CONTAINED IN THIS PROSPECTUS IS NOT A COMPLETE DESCRIPTION OF THE FEDERAL, STATE OR LOCAL TAX CONSEQUENCES OF INVESTING IN THE FUNDS OR PORTFOLIOS. YOU SHOULD CONSULT YOUR TAX ADVISOR BEFORE INVESTING IN THE FUNDS OR PORTFOLIOS.

                                  ORGANIZATION

HOW NAV IS DETERMINED

Investment securities and other assets are valued primarily on the basis of market quotations or, if quotations are not readily available, by a method that the Board of Trustees believes accurately reflects fair value. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the Funds' NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of the Funds' shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of the Funds' foreign investments occur between the closed foreign markets and the close of regular trading on the New York Stock Exchange, those investments may be valued at their fair value. The NAVs are determined at the end of each business day of the New York Stock Exchange or at 1:00 p.m. Pacific time, whichever is earlier.

ADVISOR AND SUB-ADVISORS

The Funds and Portfolios are managed by WM Advisors. WM Advisors' address is 1201 Third Avenue, 22nd Floor, Seattle, Washington 98101. WM Advisors has delegated portfolio management responsibilities in respect of the Growth and International Growth Funds to a sub-advisor. Each Fund and Portfolio may, to the extent permitted under the 1940 Act, place portfolio transactions with (and pay brokerage commissions to) affiliates of WM Advisors and the sub-advisors to the Funds indicated below. For more information, see the SAI.

WM Advisors has been in the business of investment management since 1944. Its responsibilities include formulating each Fund's and Portfolio's investment policies (subject to the terms of this Prospectus), analyzing economic trends, directing and evaluating the investment services provided by the sub-advisors and monitoring each Fund's or Portfolio's investment performance and reporting to the Board of Trustees, as well as providing certain administrative services to the Funds and Portfolios. In connection with its service as investment advisor to each Fund and Portfolio, WM Advisors may engage one or more sub-advisors to provide investment advisory services to any of the Funds or Portfolios and may change or eliminate any such sub-advisor if it deems such action to be in the best interests of a Fund or Portfolio and its shareholders. Where WM Advisors has not delegated such duties to a sub-advisor, it is responsible for managing the investment and reinvestment of the Fund's or Portfolio's assets. WM Advisors is an indirect wholly owned subsidiary of Washington Mutual, Inc. ("Washington Mutual"), a publicly owned financial services company.

The following organizations, under the supervision of WM Advisors, act as sub-advisors to the Funds indicated below, and are responsible for continuously reviewing, supervising and administering such Funds' respective investment programs:


JANUS CAPITAL CORPORATION, 100 Fillmore Street, Denver, Colorado 80206, also called "Janus" in this Prospectus, acts as sub-advisor to the Growth Fund. Janus is an indirectly majority owned subsidiary of Kansas City Southern Industries, Inc., a publicly traded holding company whose primary subsidiaries are engaged in transportation, information processing and financial services. Janus has been providing investment advice to mutual funds or other large institutional clients since 1970. As of March 31, 1999, Janus' assets under management were in excess
of $        billion.



INDIVIDUAL FUND MANAGERS



Gary J. Pokrzywinski, CFA, Vice President and Senior Portfolio Manager of WM Advisors, is primarily responsible for the day-to-day management of the High Yield and Income Funds. He has managed these Funds since March 1998 and 1992, respectively, and has been employed by WM Advisors since 1992. Craig V. Sosey, CFA, Vice President and Portfolio Manager of WM Advisors, has been primarily responsible for the day-to-day management of the U.S. Government Securities and Short Term Income Funds since November 1998 and January 2000, respectively. He has been employed by WM Advisors since May 1998. Prior to that, he was the Assistant Treasurer of California Federal Bank, where he worked for over eight years. Randall L. Yoakum, CFA, First Vice President, and Chairman of the Investment Committee of the Advisor and Stephan Spencer, CFA, are primary responsibility for the day-to-day management of the Growth & Income and Mid Cap Stock Funds.

Mr. Yoakum has been Portfolio Manager of the Growth & Income Funds since February 1999 and beginning April 2000 he will co-manage the Mid Cap Stock Fund with Mr. Spencer. ??? Advisors since September 1999. Prior to that, Mr. Spencer was a portfolio manager and Senior Equity Analyst for Smoot, Miller, Chaney and Co. since 1985. Prior to assuming these duties, Mr. Yoakum was Chief Investment Officer for D.A. Davison & Co. (DADCO) for 2 years. From September 1994 until he joined DADCO, Mr. Yoakum was the Senior Vice President and Managing Director of Portfolio Management for Boatmen's Trust Company, and, prior to that, Mr. Yoakum was Senior Vice President and Chief Equity Officer for Composite Research & Management Co. (the predecessor to WM Advisors). Mr. Simpson has been employed by the Advisor since 1993. Jeffrey D. Huffman, CFA, Vice President and Senior Portfolio Manager of WM Advisors, has had primary responsibility for the day-to-day management of the Bond & Stock Fund since 1995. Prior to 1995, Mr. Huffman was Vice President of Trust Investments for First Interstate Bank since 1994 and a portfolio manager at Safeco since 1992. David W. Simpson, CFA, Vice President and Senior Portfolio Manager of WM Advisors, has had primary responsibility for the day-to-day management of the Growth Fund of the Northwest since 1993. Linda C. Walk, CFA, who is Vice President and Portfolio Manager of WM Advisors, has had primary responsibility for the day-to-day management of the Small Cap Stock Fund since January 2000. She shared that responsibility with Mr. Simpson from March 1998 to January 2000. Prior to 1997, Ms. Walk was a portfolio manager at Laird Norton Trust Company since 1996, a valuation consultant for Ernst & Young LLP since 1994. Audrey S. Quaye, CPA, Vice President and Portfolio Manager of WM Advisors, has been primarily responsible for the day-to-day management of the Money Market Tax-Exempt Management Market and California Money Funds since March 1998. She has managed such funds since 1997, 1997, and March 1999, respectively, and has been employed by WM Advisors since 1996. Prior to 1996, Ms. Quaye worked at the Benham Group as a municipal credit analyst.


Warren B. Lammert has had primary responsibility for the day-to-day management of the Growth Fund since its inception. Mr. Lammert is a Vice President of Janus. Mr. Lammert joined Janus in 1987, and his duties at Janus include the management of separate equity accounts.


Capital Guardian Trust Company ("Capital Guardian") has been sub-advisor since June 23, 1999 for the International Growth Fund. Capital Guardian employs a team of portfolio managers each of whom can be considered to have primary responsibility for the day-to-day management of a portion of the Fund assigned to him or her. They are: David I. Fisher, Harmut Giesecke, Richard N. Havas, Nancy J. Kyle, John McIlwraith, Robert Ronus, Lionel M. Sauvage, Nilly Sikorsky and Rudolf M. Staehelin. Mr. Fisher is Chairman of the Board of Capital Group International, Inc. and Capital Guardian as well as Vice Chairman of Capital International, Inc., Emerging Markets Growth Fund, Inc. and also a director of The Capital Group Companies, Inc. He has been employed by the Capital Group Organization for 29 years. Mr. Giesecke is Chairman of the Board of Capital Group's Japanese investment management subsidiary, Capital International K.K., and Managing Director, Asia-Pacific, Capital Group International, Inc. Mr. Giesecke, who has been with the Capital Group Organization for 26 years is also a Senior Vice President and a Director of Capital International, Inc. as well as a Senior Vice President of Capital International Research, Inc. and a Vice President of Emerging Markets Growth Fund. Mr. Havas, who has been with the Capital Group Organization for 13 years, is a Senior Vice President and portfolio manager for Capital Guardian and Capital International Limited as well as a Senior Vice President and Director of Capital Guardian (Canada), Inc. Ms. Kyle, who has been with the Capital Group Organization for 8 years, is a Senior Vice President and Director of Capital Guardian. Ms. Kyle is also President and a Director of Capital Guardian (Canada), Inc. and a Vice President of Emerging Markets Growth Fund. Mr. McIlwraith is a Senior Vice President and a Director of Capital Guardian as well as a Director and Senior Vice President of Capital International Limited. Mr. McIlwraith is also an international equity portfolio manager and has been with the Capital Group Organization for 15 years. Mr. Ronus, is a President and a Director of Capital Guardian, as well as Chairman of the Board of Directors of Capital Guardian (Canada), Inc., a Director of the Capital Group Companies, Inc. and Capital Group International, Inc., and a Senior Vice President of Capital International S.A. and Capital International Limited. Mr. Ronus has been employed by The Capital Group Organization for 26 years. Mr. Sauvage is a Senior Vice President and portfolio manager for Capital and a Vice President for Capital International Research, Inc. Mr. Sauvage has been employed by The Capital Group Organization for 12 years. Ms. Sikorsky is President and Managing Director of Capital International S.A., Chairman of Capital International Perspective, S.A., Managing Director-Europe and a Director of Capital Group International, Inc., as well as serving as a Director of the Capital Group Companies, Inc., Capital International Limited and Capital International K.K. Ms. Sikorsky has been employed by The Capital Group Organization for 36 years. Mr. Staehelin is a Senior Vice President and Director of Capital International Research, Inc. and Capital International S.A., and has been employed by The Capital Group Organization for 17 years.

The Distributor may, from time to time, pay to other dealers, in connection with retail sales or the distribution of shares of a Fund or Portfolio, material compensation in the form of merchandise or trips. Salespersons, including representatives of WM Financial Services, Inc. (a subsidiary of Washington Mutual), and any other person entitled to receive any compensation for selling or servicing Fund or Portfolio shares may receive additional compensation or other incentives for selling Fund or Portfolio shares.

MANAGEMENT FEES

During their most recent fiscal years, each of the Funds and Portfolios paid management fees to WM Advisors at the following rates:

                                       Fees Paid as a Percentage
FUNDS                                        of Net Assets
-------------------------------------------------------------------
Money Market Fund.................               0.50%
Short Term High Quality Bond
  Fund............................               0.50%
U.S. Government Securities Fund...               0.60%
Income Fund.......................               0.65%
High Yield Fund...................              0.625%
Bond & Stock Fund.................              0.625%
Growth & Income Fund..............              0.796%
Northwest Fund....................              0.625%
Growth Fund.......................              0.889%
Emerging Growth Fund..............              0.879%
International Growth Fund.........              0.935%
Strategic Growth Portfolio........               0.10%
Conservative Growth Portfolio.....               0.10%
Balanced Portfolio................               0.10%
Flexible Income Portfolio.........               0.10%
Income Portfolio..................               0.10%

*The High Yield, Bond & Stock and Northwest Funds have not completed a full fiscal year. These numbers represent the percentages of net assets the Funds have agreed to pay WM Advisors in their first full fiscal year.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


The financial highlights table is intended to help you understand the Funds' and Portfolios' financial performance for the past 5 years (or, if shorter, the period of the Fund's or Portfolio's operations). Certain information reflects financial results for a single Fund or Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund or Portfolio (assuming reinvestment of all dividends and distributions). The information provided below for periods ended prior to December 31, 1999 for each of the Funds and Portfolios except the High Yield Fund has been audited by PricewaterhouseCoopers LLP. The information for periods ended December 31, 1999, and the fiscal period ended October 31, 1999 for the High Yield Fund, has been audited by Deloitte & Touche LLP. The Reports of Independent Accountants for each such period, along with the Funds' and Portfolios' financial statements, are included in the Annual Reports to Shareholders for such periods, which are available upon request.

  MONEY MARKET FUND(a)


                                                                            YEAR ENDED DECEMBER 31,
                                                              ---------------------------------------------------
                                                               1999     1998(5)    1997          1996      1995
                                                              ---------------------------------------------------
Net Asset Value, Beginning of Year..........................              $1.00     $1.00         $1.00     $1.00
                                                              -------   -------   -------       -------   -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income.....................................              0.049     0.049         0.049     0.053
                                                              -------   -------   -------       -------   -------
    Total From Investment Operations........................              0.049     0.049         0.049     0.053
                                                              -------   -------   -------       -------   -------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................             (0.049)   (0.049)       (0.049)   (0.053)
  Distributions from Net Realized Gains.....................                  -         -        (0.000)(1)(6)       -
                                                              -------   -------   -------       -------   -------
    Total Distributions.....................................             (0.049)   (0.049)       (0.049)   (0.053)
                                                              -------   -------   -------       -------   -------
Net Asset Value, End of Year................................              $1.00     $1.00         $1.00     $1.00
                                                              =======   =======   =======       =======   =======
Total Return(1).............................................              5.01%     4.99%         4.97%     5.46%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Year ($1,000's)........................            $31,862   $32,864       $23,266   $20,373
  Ratio of Operating Expenses to Average Net Assets(2)......              0.65%     0.75%         0.58%     0.50%
  Ratio of Net Investment Income to Average Net Assets......              4.90%     4.88%         4.86%     5.30%
  Ratio of Operating Expenses to Average Net Assets Without
   Fee Waivers, Expenses Absorbed and/or Credits Allowed by
   the Custodian............................................              0.81%     0.85%         0.88%     1.01%



Footnotes appear on page 54

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


  SHORT TERM INCOME FUND



                                                                                YEAR ENDED DECEMBER 31,
                                                      ---------------------------------------------------------------------------
                                                       1999           1998(5)          1997            1996              1995
                                                      ---------------------------------------------------------------------------
Net Asset Value, Beginning of Year..................                    $2.43           $2.43           $2.49            $2.39
                                                      -------         -------         -------         -------          -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income.............................                     0.12            0.14            0.15             0.12
  Net Realized & Unrealized Gain/(Loss) on
   Investments......................................                     0.01            0.00(6)        (0.06)            0.10
                                                      -------         -------         -------         -------          -------
    Total From Investment Operations................                     0.13            0.14            0.09             0.22
                                                      -------         -------         -------         -------          -------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income..............                    (0.12)          (0.14)          (0.15)          (0.12)
  Distributions in Excess of Net Investment
   Income...........................................
  Distributions from Net Realized Gains.............
  Distributions in Excess of Net Realized Gains.....
  Distributions from Capital........................
                                                      -------         -------         -------         -------          -------
    Total Distributions.............................                    (0.12)          (0.14)          (0.15)          (0.12)
                                                      -------         -------         -------         -------          -------
Net Asset Value, End of Year........................                    $2.44           $2.43           $2.43            $2.49
                                                      =======         =======         =======         =======          =======
Total Return(1).....................................                    5.28%           5.90%           3.74%            9.30%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)..............                  $37,399         $11,944         $12,402          $12,365
  Ratio of Operating Expenses to Average Net
   Assets(2)........................................                    0.85%           1.00%           0.98%            0.85%
  Ratio of Net Investment Income to Average Net
   Assets...........................................                    5.45%           6.04%           6.08%            6.14%
  Portfolio Turnover Rate...........................                      27%             43%            125%             188%
  Ratio of Operating Expenses to Average Net Assets
   Without Fee Waivers, Expenses Absorbed and/or
   Credit Allowed by the Custodian..................                    0.89%           1.03%           1.06%            1.01%



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                                       41

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  U.S. GOVERNMENT SECURITIES FUND(b)


                                                                           YEAR ENDED DECEMBER 31,
                                                              --------------------------------------------------
                                                               1999     1998(5)    1997       1996        1995
                                                              --------------------------------------------------
Net Asset Value, Beginning of Year..........................             $10.04     $9.77     $10.00       $9.13
                                                              -------   -------   -------    -------     -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income.....................................               0.63      0.63       0.58        0.64
  Net Realized & Unrealized Gain/(Loss) on Investments......               0.06      0.26      (0.23)       0.87(10)
                                                              -------   -------   -------    -------     -------
    Total From Investment Operations........................               0.69      0.89       0.35        1.51
                                                              -------   -------   -------    -------     -------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................              (0.62)    (0.62)     (0.58)      (0.64)
  Distributions from Net Realized Gains.....................                  -         -          -           -
                                                              -------   -------   -------    -------     -------
    Total Distributions.....................................              (0.62)    (0.62)     (0.58)      (0.64)
                                                              -------   -------   -------    -------     -------
Net Asset Value, End of Year................................             $10.11    $10.04      $9.77      $10.00
                                                              =======   =======   =======    =======     =======
Total Return(1).............................................              7.03%     9.42%      3.69%      16.89%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)......................            $41,914   $61,656    $66,563     $52,303
  Ratio of Operating Expenses to Average Net Assets(2)......              0.89%     0.90%      0.94%       1.00%
  Ratio of Net Investment Income to Average Net Assets......              5.85%     6.28%      6.18%       6.68%
  Portfolio Turnover Rate...................................                22%      194%       282%        273%
  Ratio of Operating Expenses to Average Net Assets Without
   Fee Waivers, Expenses Absorbed and/or Credits Allowed by
   the Custodian............................................              1.03%     0.91%(8)   0.94%(8)    1.03%(8)
  Ratio of Operating Expenses to Average Net Assets
   Including Interest Expense...............................              1.02%     1.54%(8)   1.08%(8)    1.76%(8)



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                                       42

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  INCOME FUND(c)


                                                                          YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------
                                                               1999     1998(5)    1997      1996      1995
                                                              -----------------------------------------------
Net Asset Value, Beginning of Year:.........................             $10.19     $9.82    $10.48     $9.06
                                                              -------   -------   -------   -------   -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income.....................................               0.70      0.70      0.68      0.70
  Net Realized & Unrealized Gain/(Loss) on Investments......               0.04      0.37     (0.66)     1.50
                                                              -------   -------   -------   -------   -------
    Total From Investment Operations........................               0.74      1.07      0.02      2.20
                                                              -------   -------   -------   -------   -------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................              (0.69)    (0.70)    (0.68)    (0.78)
  Distributions from Net Realized Gains.....................                  -         -         -         -
                                                              -------   -------   -------   -------   -------
    Total Distributions.....................................              (0.69)    (0.70)    (0.68)    (0.78)
                                                              -------   -------   -------   -------   -------
Net Asset Value, End of Year................................             $10.24    $10.19     $9.82    $10.48
                                                              =======   =======   =======   =======   =======
Total Return(1).............................................              7.45%    11.35%     0.43%    25.09%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Year ($1,000's)........................            $49,654   $51,670   $59,883   $60,676
  Ratio of Operating Expenses to Average Net Assets(2)......              0.96%     0.96%     0.98%     0.99%
  Ratio of Net Investment Income to Average Net Assets......              6.69%     6.95%     6.92%     7.00%
  Portfolio Turnover Rate...................................                 4%       36%       30%       42%
  Ratio of Operating Expenses to Average Net Assets Without
   Fee Waivers, Expenses Absorbed and/or Credits Allowed by
   the Custodian............................................              0.96%     0.96%     0.98%     0.99%
  Ratio of Operating Expenses to Average Net Assets
   Including Interest Expense...............................                  -         -         -     0.99%



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                                       43

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  HIGH YIELD FUND   CLASS I SHARES*


                                                                  YEAR ENDED            FISCAL PERIOD
                                                                  OCTOBER 31,         JULY 27, 1998 TO
                                                                     1999             OCTOBER 31, 1998
                                                              -------------------    -------------------
Net Asset Value, Beginning of Period........................                                $10.00
                                                                    -------                -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investments Income....................................                                  0.22
  Net Realized & Unrealized Loss on Investments.............                                 (1.13)
                                                                    -------                -------
    Total from Investment Operations........................                                 (0.91)
                                                                    -------                -------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................                                 (0.23)
  Distributions in Excess of Net Investment Income..........                                 (0.01)
  Distributions from Net Realized Gains.....................                                     -
  Distributions in Excess of Net Realized Gains.............                                     -
  Distributions from Capital................................                                     -
                                                                    -------                -------
    Total Distributions.....................................                                 (0.24)
                                                                    -------                -------
Net Asset Value, End of Period..............................                                 $8.85
                                                                    =======                =======
Total Return................................................                               (9.13)%

 RATIOS/SUPPLEMENTAL DATA:
  Net Assets End of Period ($1,000's).......................                                $1,309
  Ratio of Operating Expenses to Average Net Assets.........                                 0.48%(2)
  Ratio of Net Investment Income to Average Net Assets......                                 9.10%
  Portfolio Turnover Rate...................................                                   54%
  Ratio of Operating Expenses to Average Net Assets Without
   Fee Waivers or Fees Reduced by Credits Allowed by the
   Custodian................................................                                 0.97%(2)



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                                       44

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  BOND & STOCK FUND


                                                                  YEAR ENDED        APRIL 28, 1998
                                                                 DECEMBER 31,             TO
                                                                     1999          DECEMBER 31, 1998
                                                               -----------------   -----------------
Net Asset Value, Beginning of Period........................                            $10.00
                                                                    ------              ------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income.....................................                              0.16(7)
  Net Realized & Unrealized Gain on Investments.............                              0.14
                                                                    ------              ------
    Total From Investment Operations........................                              0.30
                                                                    ------              ------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................                             (0.03)
  Distributions from Net Realized Gains.....................                                 -
                                                                    ------              ------
    Total Distributions.....................................                             (0.03)
                                                                    ------              ------
Net Asset Value, End of Period..............................                            $10.27
                                                                    ======              ======
Total Return(1).............................................                             3.02%

 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (in 000's)......................                            $2,586
  Ratio of Operating Expenses to Average Net Assets.........                             1.50%(4)
  Ratio of Net Investment Income to Average Net Assets......                             2.26%(4)
  Portfolio Turnover Rate...................................                               28%
  Ratio of Operating Expenses to Average Net Assets Without
   Credits Allowed by the Custodian.........................                                 -
  Ratio of Operating Expenses to Average Net Assets Without
   Fee Waivers and Credits Allowed by the Custodian.........                             2.49%(4)



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                                       45

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  GROWTH & INCOME FUND


                                                                            YEAR ENDED DECEMBER 31,
                                                              ---------------------------------------------------
                                                                1999     1998(5)      1997      1996       1995
                                                              ---------------------------------------------------
Net Asset Value, Beginning of Year..........................               $16.92     $14.29    $12.83      $9.83
                                                              --------   --------   --------   -------    -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income.....................................                 0.06       0.06      0.12(7)    0.12
  Net Realized & Unrealized Gain/(Loss) on Investments......                 2.97       3.90      2.54       3.05
                                                              --------   --------   --------   -------    -------
    Total From Investment Operations........................                 3.03       3.96      2.66       3.17
                                                              --------   --------   --------   -------    -------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................                (0.09)     (0.10)    (0.12)     (0.07)
  Distributions from Net Realized Gains.....................                (2.89)     (1.23)    (1.08)     (0.10)
                                                              --------   --------   --------   -------    -------
    Total Distributions.....................................                (2.98)     (1.33)    (1.20)     (0.17)
                                                              --------   --------   --------   -------    -------
Net Asset Value, End of Year................................               $16.97     $16.92    $14.29     $12.83
                                                              ========   ========   ========   =======    =======
Total Return(1).............................................               18.98%     28.50%    21.81%     32.41%

 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Year ($1,000's)........................             $125,295   $101,794   $62,445    $46,362
  Ratio of Operating Expenses to Average Net Assets(2)......                1.06%      1.08%     1.13%      1.06%
  Ratio of Net Investment Income to Average Net Assets......                0.37%      0.55%     0.93%      1.31%
  Portfolio Turnover Rate...................................                  78%       109%       83%        70%
  Ratio of Operating Expenses to Average Net Assets Without
   Credits Allowed by the Custodian.........................                    -      1.08%(8)  1.13%(8)   1.06%(8)
  Ratio of Operating Expenses to Average Net Assets Without
   Fee Waivers and/or Credits Allowed by the Custodian......                1.06%      1.08%(8)  1.13%(8)   1.16%(8)



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                                       46

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


  GROWTH FUND OF THE NORTHWEST



                                                        YEAR ENDED        APRIL 28, 1998
                                                     DECEMBER 31, 1999          TO
                                                     -----------------   DECEMBER 31, 1998
                                                     -----------------   -----------------
Net Asset Value, Beginning of Period..............                            $10.00
                                                          ------              ------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income...........................                              0.00(6)
  Net Realized & Unrealized Gain on Investments...                              0.94
                                                          ------              ------
    Total From Investment Operations..............                              0.94
                                                          ------              ------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income............                                 -
  Distributions from Net Realized Gains...........                                 -
                                                          ------              ------
    Total Distributions...........................                                 -
                                                          ------              ------
Net Asset Value, End of Period....................                            $10.94
                                                          ======              ======
Total Return(1)...................................                             9.40%

 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (in 000's)............                            $2,313
  Ratio of Operating Expenses to Average Net
   Assets.........................................                             1.50%(4)
  Ratio of Net Investment Income to Average Net
   Assets.........................................                             0.03%(4)
  Portfolio Turnover Rate.........................                               28%
  Ratio of Operating Expenses to Average Net
   Assets Without Credits Allowed by the
   Custodian......................................                                 -
  Ratio of Operating Expenses to Average Net
   Assets Without Fee Waivers and Credits Allowed
   by the Custodian...............................                             2.76%(4)



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                                       47

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  GROWTH FUND


                                                                   YEAR ENDED DECEMBER 31,
                                                     ---------------------------------------------------
                                                      1999      1998(5)      1997       1996       1995
                                                     ---------------------------------------------------
Net Asset Value, Beginning of Year................               $15.41     $16.01     $15.72     $11.48
                                                     ------     -------     ------     ------     ------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income/(Loss)....................                (0.09)      0.07     0.00(6)(7)   0.04(7)
  Net Realized & Unrealized Gain on Investments...                 8.81       1.60       2.42       4.24
                                                     ------     -------     ------     ------     ------
    Total From Investment Operations..............                 8.72       1.67       2.42       4.28
                                                     ------     -------     ------     ------     ------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income............                (0.07)     (0.02)         -      (0.04)
  Distributions in Excess of Net Investment
   Income.........................................
  Distributions from Net Realized Gains...........                (1.70)     (2.25)     (2.13)     (0.00)(6)
  Distributions in Excess of Net Realized Gains...
  Distributions from Capital......................
                                                     ------     -------     ------     ------     ------
    Total Distributions...........................                (1.77)     (2.27)     (2.13)     (0.04)
                                                     ------     -------     ------     ------     ------
Net Asset Value, End of Year......................               $22.36     $15.41     $16.01     $15.72
                                                     ======     =======     ======     ======     ======
Total Return(1)...................................               59.04%     11.24%     16.15%     37.34%

 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Year ($1,000's)..............             $162,967   $121,766   $116,064    $99,699
  Ratio of Operating Expenses to Average Net
   Assets.........................................                1.16%      1.18%      1.22%      1.24%
  Ratio of Net Investment Income/(Loss) to Average
   Net Assets.....................................              (0.55)%      0.07%      0.01%      0.29%
  Portfolio Turnover Rate.........................                 112%       158%       169%       187%
  Ratio of Operating Expenses to Average Net
   Assets Without Fee Waivers, Expenses Absorbed
   and/or Credits Allowed by the Custodian........                1.17%      1.19%(2)   1.22%(2)   1.24%(2)



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                                       48

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


  SMALL CAP STOCK FUND



                                                                                    YEAR ENDED DECEMBER 31,
                                                              ------------------------------------------------------------------
                                                               1999         1998(5)         1997           1996           1995
                                                              ------------------------------------------------------------------
Net Asset Value, Beginning of Year........................                   $15.63         $14.70         $13.74         $10.53
                                                              -------       -------        -------        -------        -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Loss.....................................                    (0.07)         (0.03)         (0.12)(7)      (0.01)
  Net Realized & Unrealized Gain on Investments...........                     1.21           1.80           1.52           3.26
                                                              -------       -------        -------        -------        -------
    Total From Investment Operations......................                     1.14           1.77           1.40           3.25
                                                              -------       -------        -------        -------        -------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income....................                        -              -              -          (0.04)
  Distributions in Excess of Net Investment Income........
  Distributions from Net Realized Gains...................                    (2.18)         (0.84)         (0.44)         (0.00)(6)
  Distributions in Excess of Net Realized Gains...........
  Distributions from Capital..............................
                                                              -------       -------        -------        -------        -------
    Total Distributions...................................                    (2.18)         (0.84)         (0.44)         (0.04)
                                                              -------       -------        -------        -------        -------
Net Asset Value, End of Year..............................                   $14.59         $15.63         $14.70         $13.74
                                                              =======       =======        =======        =======        =======
Total Return(1)...........................................                    8.09%         12.59%         10.04%         30.99%

 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Year ($1,000's)......................                  $44,380        $45,362        $55,887        $46,058
  Ratio of Operating Expenses to Average Net Assets(2)....                    1.19%          1.20%          1.20%          1.20%
  Ratio of Net Investment Income/(Loss) to Average Net
   Assets.................................................                  (0.48)%        (0.58)%        (0.82)%        (0.35)%
  Portfolio Turnover Rate.................................                     108%           116%            97%           135%
  Ratio of Operating Expenses to Average Net Assets
   Without Fee Waivers, Expenses Absorbed and/or Credits
   Allowed by the Custodian...............................                    1.20%          1.21%          1.21%          1.28%



Footnotes appear on page 54

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  INTERNATIONAL GROWTH FUND


                                                                              YEAR ENDED DECEMBER 31,
                                                                ----------------------------------------------------
                                                                 1999      1998(5)      1997       1996       1995
                                                                ----------------------------------------------------
Net Asset Value, Beginning of Year..........................                $12.26      $13.02     $12.11     $11.47
                                                                -------    -------    --------    -------    -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income.....................................                  0.07(7)     0.71       0.07(7)    0.18
  Net Realized & Unrealized Gain/(Loss) on Investments......                  0.64       (0.97)      1.01       0.58
                                                                -------    -------    --------    -------    -------
    Total From Investment Operations........................                  0.71       (0.26)      1.08       0.76
                                                                -------    -------    --------    -------    -------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................                 (0.72)      (0.26)     (0.17)     (0.00)(6)
  Distributions in Excess of Net Investment Income..........
  Distributions from Net Realized Gains.....................                 (0.64)      (0.24)         -      (0.12)
  Distributions in Excess of Net Realized Gains.............
                                                                -------    -------    --------    -------    -------
    Total Distributions.....................................                 (1.36)      (0.50)     (0.17)     (0.12)
                                                                -------    -------    --------    -------    -------
Net Asset Value, End of Year................................                $11.61      $12.26     $13.02     $12.11
                                                                =======    =======    ========    =======    =======
Total Return(1).............................................                 5.20%     (2.64)%      9.04%      6.61%

 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Year ($1,000's)........................               $60,360     $49,636    $62,355    $45,909
  Ratio of Operating Expenses to Average Net Assets(2)......                 1.36%       1.35%      1.39%      1.47%
  Ratio of Net Investment Income/(Loss) to Average Net
   Assets...................................................                 0.61%       0.52%      0.56%      0.91%
  Portfolio Turnover Rate...................................                  118%         84%        98%        72%
  Ratio of Operating Expenses to Average Net Assets Without
   Fee Waivers, Expenses Absorbed and/or Credits Allowed by
   the Custodian............................................                 1.48%       1.36%      1.39%      1.48%



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                                       50

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  STRATEGIC GROWTH PORTFOLIO(d)


                                                                 YEAR ENDED      YEAR ENDED      JUNE 3 TO
                                                                DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                    1999          1998(5)           1997
                                                                --------------------------------------------
Net Asset Value, Beginning of Year..........................                       $10.70          $10.00
                                                                  -------         -------         -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income/(Loss)..............................                         0.17(7)         0.10
  Net Realized & Unrealized Gain on Investments.............                         2.63            0.60(9)
                                                                  -------         -------         -------
    Total From Investment Operations........................                         2.80            0.70
                                                                  -------         -------         -------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................                        (0.03)              -
  Distributions in Excess of Net Investment Income..........
  Distributions from Net Realized Gains.....................                        (0.01)              -
                                                                  -------         -------         -------
    Total Distributions.....................................                        (0.04)              -
                                                                  -------         -------         -------
Net Asset Value, End of Year................................                       $13.46          $10.70
                                                                  =======         =======         =======
Total Return(1).............................................                       26.19%           7.00%

 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)......................                       $4,949            $591
  Ratio of Operating Expenses to Average Net Assets(10).....                        0.35%           0.35%(4)
  Ratio of Net Investment Income/(Loss) to Average Net
   Assets...................................................                        1.42%           0.51%(4)
  Portfolio Turnover Rate...................................                          39%             11%
  Ratio of Operating Expenses to Average Net Assets Without
   Fee Waivers, Expenses Absorbed and/or Credits Allowed by
   the Custodian(10)........................................                        0.80%          15.54%(4)


  CONSERVATIVE GROWTH PORTFOLIO(e)


                                                                 YEAR ENDED      YEAR ENDED      JUNE 3 TO
                                                                DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                    1999          1998(5)         1997(3)
                                                                --------------------------------------------
Net Asset Value, Beginning of Year..........................                       $10.49          $10.00
                                                                  -------         -------         -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income.....................................                         0.20(7)         0.07
  Net Realized & Unrealized Gain on Investments.............                         1.89            0.42(9)
                                                                  -------         -------         -------
    Total From Investment Operations........................                         2.09            0.49
                                                                  -------         -------         -------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................                        (0.03)              -
  Distributions in Excess of Net Investment Income..........
  Distributions from Net Realized Gains.....................                        (0.01)              -
                                                                  -------         -------         -------
    Total Distributions.....................................                        (0.04)              -
                                                                  -------         -------         -------
Net Asset Value, End of Year................................                       $12.54          $10.49
                                                                  =======         =======         =======
Total Return(1).............................................                       19.91%           4.90%

 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)......................                      $10,072          $1,374
  Ratio of Operating Expenses to Average Net
   Assets(2)(10)............................................                        0.35%           0.35%(4)
  Ratio of Net Investment Income/(Loss) to Average Net
   Assets...................................................                        1.79%           1.24%(4)
  Portfolio Turnover Rate...................................                          35%             42%
  Ratio of Operating Expenses to Average Net Assets Without
   Fee Waivers, Expenses Absorbed and/or Credits Allowed by
   the Custodian(10)........................................                        0.57%           6.67%(4)



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                                       51

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  BALANCED PORTFOLIO


                                                               YEAR ENDED     YEAR ENDED      JANUARY 3 TO
                                                              DECEMBER 31,   DECEMBER 31,     DECEMBER 31,
                                                                  1999          1998(5)          1997(3)
                                                              ----------------------------------------------
Net Asset Value, Beginning of Year..........................                     $10.47           $10.00
                                                                 ------         -------         --------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income.....................................                       0.31(7)          0.13
  Net Realized & Unrealized Gain on Investments.............                       1.49             0.34(10)
                                                                 ------         -------         --------
    Total From Investment Operations........................                       1.80             0.47
                                                                 ------         -------         --------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................                      (0.07)               -
  Distributions in Excess of Net Investment Income..........                                           -
  Distributions from Net Realized Gains.....................                                           -
                                                                 ------         -------         --------
    Total Distributions.....................................                      (0.07)               -
                                                                 ------         -------         --------
Net Asset Value, End of Year................................                     $12.20           $10.47
                                                                 ======         =======         ========
Total Return(1).............................................                     17.18%            4.70%

 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)......................                    $11,161           $2,354
  Ratio of Operating Expenses to Average Net
   Assets(2)(11)............................................                      0.35%            0.35%(4)
  Ratio of Net Investment Income/Loss to Average Net
   Assets...................................................                      2.79%            2.34%(4)
  Portfolio Turnover Rate...................................                        33%              15%
  Ratio of Operating Expenses to Average Net Assets Without
   Fee Waivers, Expenses Absorbed and/or Credits Allowed by
   the Custodian(11)........................................                      0.54%            3.97%(4)


  FLEXIBLE INCOME PORTFOLIO(f)


                                                               YEAR ENDED     YEAR ENDED     SEPTEMBER 9 TO
                                                              DECEMBER 31,   DECEMBER 31,     DECEMBER 31,
                                                                  1999         1998(5)          1997(3)
                                                              ----------------------------------------------
Net Asset Value, Beginning of Year..........................                    $10.23           $10.00
                                                                 ------         ------          -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income.....................................                      0.48(7)          0.04
  Net Realized & Unrealized Gain on Investments.............                      0.69             0.19(10)
                                                                 ------         ------          -------
    Total From Investment Operations........................                      1.17             0.23
                                                                 ------         ------          -------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................                     (0.02)               -
  Distributions in Excess of Net Investment Income..........                                          -
  Distributions from Net Realized Gains.....................                                          -
                                                                 ------         ------          -------
    Total Distributions.....................................                     (0.02)               -
                                                                 ------         ------          -------
Net Asset Value, End of Year................................                    $11.38           $10.23
                                                                 ======         ======          =======
Total Return(1).............................................                    11.75%            2.30%

 RATIOS/SUPPLEMENTAL DATA:
  Net Assets End of Period ($1,000's).......................                    $1,107             $100
  Ratio of Operating Expenses to Average Net
   Assets(2)(11)............................................                     0.35%            0.34%(4)
  Ratio of Net Investment Income to Average Net Assets......                     4.90%            7.04%(4)
  Portfolio Turnover Rate...................................                       78%               5%
  Ratio of Operating Expenses to Average Net Assets Without
   Fee Waivers, Expenses Absorbed and/or Credits Allowed by
   the Custodian(11)........................................                     1.51%          116.19%(4)



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                                       52

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  INCOME PORTFOLIO(g)


                                                               YEAR ENDED    APRIL 23 TO     PERIOD ENDED
                                                              DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                                                  1999         1998(5)         1997(3)
                                                              --------------------------------------------
Net Asset Value, Beginning of Year..........................                    $10.00           $10.00
                                                                 ------        -------        ---------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income.....................................                      0.56(7)             -
  Net Realized & Unrealized Gain/(Loss) on Investments......                     (0.14)               -
                                                                 ------        -------        ---------
    Total From Investment Operations........................                      0.42                -
                                                                 ------        -------        ---------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................                         -                -
  Distributions in Excess of Net Investment Income..........                         -                -
  Distributions from Net Realized Gains.....................                         -                -
                                                                 ------        -------        ---------
    Total Distributions.....................................                         -                -
                                                                 ------        -------        ---------
Net Asset Value, End of Year................................                    $10.42           $10.00
                                                                 ======        =======        =========
Total Return(1).............................................                     4.23%            0.00%

 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)......................                      $829               $0
  Ratio of Operating Expenses to Average Net
   Assets(2)(10)............................................                     0.35%(4)         0.35%(4)
  Ratio of Net Investment Income/Loss to Average Net
   Assets...................................................                     7.39%(4)         0.00%(4)
  Portfolio Turnover Rate...................................                       61%              99%
  Ratio of Operating Expenses to Average Net Assets Without
   Fee Waivers, Expenses Absorbed and/or Credits Allowed by
   the Custodian(10)........................................                     5.37%(4)     7,567.04%(4)



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                                       53

--------------------------------------------------------------------------------

FOOTNOTES TO FINANCIAL HIGHLIGHTS

  (1) Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and/or expenses absorbed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.
  (2) Ratio of operating expenses to average net assets includes expenses paid indirectly beginning in fiscal 1995.
  (3)  From the commencement of offering shares.
  (4)  Annualized.
  (5)  On March 23, 1998, WM Advisors, Inc. replaced Sierra
       Investment Advisers Corporation as investment advisor to the Fund. In the case of the Portfolios, on March 23, 1998, WM
       Advisors, Inc. replaced Sierra Investment Services
       Corporation as investment advisor to the Portfolio.
  (6)  Amount represents less than $0.01 per share.
  (7) Per share numbers have been calculated using the average shares method.
  (8) The ratio and per share numbers include custodian fees before reduction by credits allowed by the custodian as required by amended disclosure requirements effective
       September 1, 1995.
  (9) The amount shown may not accord with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares.
 (10) The Portfolios will indirectly incur their pro rata share of the expenses of the Funds they purchase. Such underlying
       Fund expenses are not included in the table.
  (a)  Formerly, Sierra Global Money Fund.
  (b)  Formerly, Sierra U.S. Government Fund.
  (c)  Formerly, Sierra Corporate Income Fund.
  (d)  Formerly, Sierra Capital Growth Portfolio.
  (e)  Formerly, Sierra Growth Portfolio.
  (f)  Formerly, Sierra Value Portfolio.
  (g)  The Income Portfolio commenced operations on October 22,
       1997, ceased operations on November 4, 1997 and re-commenced operations on April 23, 1998.
    * The High Yield Fund is not available for direct purchase through your variable annuity contract. Each of the Portfolios may, however, invest some of its assets in Class
       I shares (information relating to which is shown in the table) of the High Yield Fund.

--------------------------------------------------------------------------------

                                   APPENDIX A

   DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC. BOND RATINGS:

+ Aaa, Aa, A -- Bonds which are rated Aaa or Aa are judged to be of high quality by all standards and are generally known as high grade bonds. Bonds rated Aa are rated lower than Aaa securities because margins of protection may not be as large as in the latter or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

+ Baa -- Bonds which are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

+ Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well secured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

+ B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

+ Caa -- Bonds which are rated Caa are poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

+ Ca -- Bonds which are rated Ca represent obligations which are speculative in high degree. Such issues are often in default or have other marked shortcomings.

+ C -- Bonds which are rated C are the lowest rated class of bonds and can be regarded as having extremely poor prospectus of ever attaining any real investment standing.

+ Description of Standard & Poor's bond ratings: AAA, AA, A -- Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree. Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in high rated categories.

+ BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in higher rated categories.

+ BB-B-CCC-CC-C -- Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

+ CI -- The rating CI is reserved for income bonds on which no income is being paid.

+ D -- Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

--------------------------------------------------------------------------------

FOR MORE INFORMATION ABOUT THE WM VARIABLE TRUST

WM Variable Trust's Statement of Additional Information (SAI) and Annual and Semi-annual Reports to shareholders include additional information about the Funds and Portfolios. The SAI and the Reports of Independent Accountants, along with the financial statements, included in WM Variable Trust's two most recent Annual Reports are incorporated by reference into this Prospectus, which means that they are part of this Prospectus for legal purposes. The Report of Independent Accountants and the financial statements included in the High Yield Fund's annual report are also incorporated by reference into this Prospectus. WM Variable Trust's Annual Reports discuss the market conditions and investment strategies that significantly affected performance during the last fiscal year. You may obtain free copies of these materials, request other information about WM Variable Trust, or make shareholder inquiries, by contacting your financial advisor or by calling toll-free 1-800-222-5852.

You may review and copy information about WM Variable Trust, including the SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-800-SEC-0330 for information about the operation of the public reference room. You may also access reports and other information about WM Variable Trust on the Commission's Internet site at http://www.sec.gov. You may obtain copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009. You may need to refer to the file number below:

                                                               FILE NO. 33-57732

                               WM VARIABLE TRUST
                         1201 THIRD AVENUE, 22ND FLOOR
                           SEATTLE, WASHINGTON 98101
                      STATEMENT OF ADDITIONAL INFORMATION

                                 APRIL 30, 2000



MONEY MARKET FUND                                        GROWTH FUND
SHORT TERM INCOME FUND                                   MID CAP STOCK
U.S. GOVERNMENT SECURITIES FUND                          GROWTH FUND OF THE
INCOME FUND                                                NORTHWEST
BOND & STOCK FUND                                        SMALL CAP STOCK FUND
GROWTH & INCOME FUND                                     INTERNATIONAL GROWTH FUND


       INCOME PORTFOLIO * FLEXIBLE INCOME PORTFOLIO * BALANCED PORTFOLIO
           CONSERVATIVE GROWTH PORTFOLIO * STRATEGIC GROWTH PORTFOLIO

This Statement of Additional Information ("SAI") is not a prospectus but supplements the information contained in the Prospectus relating to the Money Market Fund, Short Term Income Fund, U.S. Government Securities Fund, Income Fund, Bond & Stock Fund, Growth & Income Fund, Growth Fund, Growth Fund of the Northwest, Small Cap Stock Fund and International Growth Fund (the "Funds"), and Income Portfolio, Flexible Income Portfolio, Balanced Portfolio, Conservative Growth Portfolio and Strategic Growth Portfolio (the "Portfolios") of WM Variable Trust (the "Trust"), dated April 30, 2000, as revised from time to time. The SAI should be read in conjunction with the Prospectus, as amended or supplemented from time to time. The Trust's Annual Reports for the years ended December 31, 1997 and December 31, 1998 are incorporated by reference into this SAI. With respect to the High Yield Fund, which is a series of WM Trust I, the Annual Report for WM Trust I for the year ended October 31, 1998 is incorporated by reference into this SAI. The Trust's Prospectus and Annual Reports incorporated by reference may be obtained without charge by writing to American General Life Insurance Company ("AGL"), Attention: Annuity Administration, P.O. Box 1401, Houston, Texas 77251-1401 or by calling AGL at 800-247-6584.

                               TABLE OF CONTENTS


GENERAL INFORMATION AND HISTORY.............................    3
MANAGEMENT OF THE TRUST.....................................    3
INVESTMENT ADVISOR..........................................    8
CUSTODIAN, ADMINISTRATOR, TRANSFER AGENT AND DISTRIBUTOR....   12
INVESTMENT OBJECTIVES AND POLICIES..........................   14
INVESTMENT RESTRICTIONS.....................................   28
PERFORMANCE.................................................   37
TAXES.......................................................   41
FINANCIAL STATEMENTS........................................   43
DESCRIPTION OF S&P, MOODY'S, DUFF & PHELPS AND FITCH IBCA
  RATINGS...................................................   44

                        GENERAL INFORMATION AND HISTORY

The Trust is an open-end management investment company, and each Fund is diversified. Except for "seed money" held by WM Shareholder Services, Inc. (representing 43.39% of the Growth Fund of the Northwest Fund and 33.29% of the Bond & Stock Fund), American General Life is the sole record holder of shares of the Trust, and to the knowledge of the Trust, no other person is the beneficial holder of more than 5% of the shares of the Trust. As discussed in the Prospectus, the five Portfolios invest in various of the Funds. Certain of the Portfolios may also invest in the High Yield Fund, a series of WM Trust I (the "High Yield Fund").

                            MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS OF THE TRUST
The Trust is governed by a Board of Trustees which oversees the Trust's activities and is responsible for protecting the interests of shareholders. The names of the Trustees and executive officers of the Trust, together with information as to their ages and principal business occupations during the past five years, are set forth below. The executive officers of the Trust are employees of organizations that provide services to the Trust. Each Trustee who is an "interested person" of the Trust, as defined in the Investment Act of 1940, as amended (the "1940 Act"), is indicated by an asterisk.
TRUSTEES:
DAVID E. ANDERSON (Age: 72)
Trustee
17960 Seabreeze Drive
Pacific Palisades, California 90272
Former President and CEO of GTE California, Inc. from 1979 to 1988; retired in 1988. Director of Barclay's Bank of California until 1988. Currently involved in the following charitable organizations as a director on the following boards:
Board chairman, Children's Bureau Foundation; Board member, Upward Bound House of Santa Monica; Past campaign chairman of United Way, former chairman, Los Angeles Area Chamber of Commerce.
WAYNE L. ATTWOOD, MD (Age: 70)
Trustee
2931 S. Howard
Spokane, Washington 99203
Retired doctor of internal medicine and gastroenterology. Former president, Medical Staff -- Sacred Heart Medical Center; former president of Spokane Society of Internal Medicine; and former president of Spokane Physicians for Social Responsibility.
ARTHUR H. BERNSTEIN, ESQ. (Age: 73)
Trustee
11661 San Vicente Blvd., Suite 701
Los Angeles, California 90049
President of Bancorp Capital Group, Inc., and Bancorp Venture Capital, Inc. Previously served on the board of directors of Great Western Leasing Corporation, subsidiary of Great Western Financial Corporation ("GWFC"), until the subsidiary was sold in 1987. Director of Ryder System, Inc., chairman of the board of trustees of the California Family Studies Center and Phillips Graduate Institute since 1984.

KRISTIANNE BLAKE (Age: 45)
Trustee
705 W. 7th, Suite D
Spokane, Washington 99204
CPA specializing in personal financial and tax planning since 1975. Served as a partner with the accounting firm of Deloitte, Haskins & Sells prior to starting own firm in 1987. Community activities include: board chair, United Way of Spokane County; treasurer, YMCA of the Inland Northwest; past president, Junior League of Spokane; board member, Spokane Intercollegiate Research & Technology Institute Foundation; board member, Spokane Joint Center for Higher Education; board member, Spokane Area Chamber of Commerce; and board member, St. George's School.
EDMOND R. DAVIS, ESQ. (Age: 70)
Trustee
550 South Hope Street, 21st Floor
Los Angeles, California 90071-2604
Joined the law firm of Brobeck, Phleger & Harrison as a partner in 1987 and responsible for estate planning, and trusts and estate matters in the Los Angeles office. Prior to joining the firm, had a similar position for 20 years with the law firm of Overton, Lyman & Prince in Los Angeles. His expertise has been recognized in Who's Who in California, the Best Lawyers of America, and Who's Who in American Law.
JOHN W. ENGLISH (Age: 66)
Trustee
50 H New England Ave.
P.O. Box 640
Summit, New Jersey 07902-0640
Retired vice president and chief investment officer of the Ford Foundation (a non-profit charitable organization). Chairman of the board and director, the China Fund, Inc., (closed-end mutual fund). Director, Paribas Trust for Institutions (an open-end mutual fund). Trustee, Retail Property Trust (a company providing management services for a shopping center).
*ANNE V. FARRELL (Age: 63)
Trustee
425 Pike Street, Suite 510
Seattle, Washington 98101
Joined the Seattle Foundation (a charitable foundation) in 1980 as executive vice president. Became president in 1984. Also serves on the board of Washington Mutual, Inc. ("Washington Mutual") and Blue Cross of Washington and Alaska. Listed in Who's Who in America. Currently a Regent at Seattle University and president of the Rainier Club in Seattle. Past President of the Nature Conservancy of Washington Lakeside School and Seattle Rotary Club.
CARROL R. MCGINNIS (Age: 54)
Trustee
9225 Katy Freeway, Suite 205
Houston, Texas 77024
Founder, McGinnis Investments, since 1994. Prior thereto, served in various positions with Transamerica Fund Management Company and its predecessor companies from 1969-1993, including as president and chief operating officer.

*MICHAEL K. MURPHY (Age: 62)
Trustee
PO Box 3366
Spokane, Washington 99220-3366
Chairman and CEO of CPM Development Corporation (a holding company which includes Central Pre-mix Concrete Company) and president of Inland Asphalt Company. Member of the board of directors for Washington Mutual, and Momentum, Inc. Former president and director of Inland Empire Chapter -- Associated General Contractors, and former director of National Aggregates Associates. ALFRED E. OSBORNE, JR. PH.D. (Age: 54)
Trustee
110 Westwood Plaza, Suite C305
Los Angeles, California 90095-1481
University professor, researcher and administrator at University of California Los Angeles since 1972. Director, Times Mirror Company (newspaper publisher), United States Filer Corporation, Nordstrom Inc. (clothing retailer) and Greyhound Lines, Inc. (bus company). Independent general partner, Technology Funding Venture Partners V, and former Governor of the National Association of Securities Dealers, Inc.
*WILLIAM G. PAPESH (Age: 56)
President and Trustee
1201 Third Avenue
22nd Floor
Seattle, WA 98101
President and director of WM Advisors, Inc. ("WM Advisors" or the "Advisor") and WM Shareholder Services, Inc. ("Shareholder Services"), WM Funds Distributor, Inc. (the "Distributor") and WM Services, Inc., (a registered Investment Advisor and broker/dealer). Currently Governor of the Investment Company Institute; member of the Washington State Securities Advisory Committee; former Governor of the National Association of Securities Dealers, Inc. (Vice-Chairman, Finance Committee); former Governor of the Securities Industry Association.
DANIEL L. PAVELICH (Age: 54)
Trustee
Two Prudential Plaza
180 North Stetson Avenue, Suite 4300
Chicago, Illinois 60601
Chairman and CEO of BDO Seidman, a leading national accounting and consulting firm. Worked in Seidman's Spokane office for 27 years and is a former presiding member of the firm's board of directors. A member of the American Institute of CPAs and served as a vice president of the Washington Society of CPAs board of directors.
JAY ROCKEY (Age: 71)
Trustee
2121 Fifth Avenue
Seattle, Washington 98121
Founder and chairman of The Rockey Company, a public relations and marketing communications consulting firm with headquarters in Seattle and offices in Portland and Spokane. Founder and director of RXL Pulitzer, an international multimedia company that is a joint venture with Pulitzer Publishing Co. of St. Louis. History includes managing New York City public relations for Aluminum Company of America, director of public relations for the Seattle World's Fair and the presidency of the Public Relations Society of America.
MORTON O. SCHAPIRO (Age: 45)
Trustee
4535 Lenox Avenue
Sherman Oaks, California 91423
Dean of the College of Letters, Arts and Sciences and Professor of Economics, University of Southern California, since 1991. Prior thereto, Professor of Economics, Williams College, 1980-1991.
RICHARD C. YANCEY (Age: 72)
Trustee
535 Madison Avenue
New York, New York 10022
Investment Banker -- SBC Warburg, Dillion, Read & Co., Inc., New York City, 1952 through 1992. Served as vice president, managing director and director and senior advisor at Dillion, Read & Co. Member of the boards of directors of AdMedia Partners Inc. (business and financial advisory services company), CapMAC Holdings Inc. (financial guarantee and reinsurance company), Fiberite, Inc (manufacturer of high temperature composite materials), The Scoreboard, Inc. (sports and entertainment products distributor), and Czech and Slovak American Enterprise Fund (investment fund).
OFFICERS:
GENE G. BRANSON (Age: 53)
Vice President
601 W. Main Street, Suite 1100
Spokane, Washington 99201
Mr. Branson is a senior vice president and director of the Distributor and Shareholder Services, and a vice president and director of WM Advisors.
MONTE D. CALVIN, CPA (Age: 55)
Senior Vice President and Chief Financial Officer
1201 Third Avenue
22nd Floor
Seattle, WA 98101
Mr. Calvin is an executive vice president of Shareholder Services, and serves as the chief financial officer of the Trust.
SANDY CAVANAUGH (Age: 44)
Senior Vice President
1631 Broadway
Sacramento, CA 95818
Ms. Cavanaugh is a senior vice president of the Distributor.

WILLIAM G. PAPESH (Age: 56)
President
1201 Third Avenue
22nd Floor
Seattle, WA 98101
Please refer to the biographical description in the section above.
RICHARD H. ROSE (Age: 43)
Assistant Treasurer
First Data Investor Services Group
One Exchange Place
53 State Street
Boston, MA 02109
Mr. Rose currently acts as Senior Vice President of First Data Investor Services Group, Inc., a subsidiary of First Data Corp. (prior to May 6, 1994, a subsidiary of The Boston Company Advisors, Inc.
JOHN T. WEST (Age: 44)
Vice President, Secretary and Compliance Officer
1201 Third Avenue
22nd Floor
Seattle, WA 98101
Mr. West is a vice president of Shareholder Services.
The Trustees and certain Officers of the Trust are also Trustees or Officers of WM Trust I and WM Trust II, WM Strategic Asset Management Portfolios ("SAMP") and Composite Deferred Series, Inc. ("Composite Deferred"). WM Trust I, WM Trust II, SAMP and Composite Deferred are investment companies advised by WM Advisors. Remuneration. No director, officer or employee of WM Advisors, the advisor to the Funds and Portfolios, the sub-advisors of the Funds (the "sub-advisors"), or any of their affiliates will receive any compensation from the Trust for serving as an Officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of WM Advisors, the sub-advisors, or any of their affiliates, a fee of $3,000 per day for each Board meeting attended (except that the lead Trustee, presently Mr. Yancey, receives an additional $6,000 per annum and each committee chairman receives $500 per committee meeting attended), and reimburses them for travel and out-of-pocket expenses.
As of December 31, 1998, the Trustees and Officers of the Trust owned, in the aggregate, less than 1% of the outstanding shares of each of the Funds and Portfolios.
The Compensation Table which follows shows the aggregate compensation paid to each of the Trust's Trustees by the Trust and the WM Group of Funds, respectively, during the year ended December 31, 1998.

                               COMPENSATION TABLE


                                                            PENSION OR                        TOTAL COMPENSATION FROM
                               AGGREGATE COMPENSATION       RETIREMENT                        THE WM GROUP OF FUNDS*
                                 FROM THE TRUST FOR     BENEFITS ACCRUED AS     ESTIMATED        PAID TO TRUSTEES
                                 FISCAL YEAR ENDED         PART OF FUND       BENEFITS UPON    FOR FISCAL YEAR ENDED
NAME OF PERSON                   DECEMBER 31, 1999           EXPENSES          RETIREMENT        DECEMBER 31, 1999
--------------                 ----------------------   -------------------   -------------   -----------------------
David E. Anderson............
Wayne L. Attwood, M.D. ......
Arthur H. Bernstein, Esq. ...
Kristianne Blake.............
Edmond R. Davis, Esq. .......
John W. English..............
Anne V. Farrell***...........
Carrol R. McGinnis**.........
Michael K. Murphy***.........
Alfred E. Osborne, Jr.,
  Ph.D. .....................
William G. Papesh***.........
Daniel L. Pavelich...........
Jay Rockey...................
Morton O. Schapiro**.........
Richard C. Yancey............


---------------
  * The WM Group of Funds consists of the Trust, WM Trust I, WM Trust II and
    SAMP.
 ** Messrs. McGinnis and Schapiro began serving as Trustees of the Trust, WM
    Trust I, WM Trust II and WM SAMP on March 5, 1999.
*** A Trustee who is an "interested person" of the Trust as defined in the 1940
    Act.
INVESTMENT ADVISOR
WM Advisors serves as investment advisor to each of the Funds and Portfolios, and each sub-advisor serves as investment sub-advisor to one or more Funds, pursuant to separate written agreements. Certain of the services provided by, and the fees paid to, WM Advisors and the sub-advisors are described in the Prospectus under "Organization." WM Advisors and the sub-advisors each (i) compensates its respective directors and pays the salaries of its respective officers and employees, (ii) compensates its respective officers and employees that serve as officers of the Trust, and (iii) maintains office facilities for the Trust.
MANAGEMENT FEES
Each Fund and Portfolio pays a management fee to the Advisor. The management fee is calculated and paid every month. It is based upon a percentage of the average net assets of the Fund or Portfolio. Absent fee waivers, the total management fee for each Fund and Portfolio as provided in the investment advisory agreement of the Fund or Portfolio is as follows:


FUND                                                                         FEES
----                                                          -----------------------------------
Money Market Fund...........................................  0.50% of the first $500 million
                                                              0.40% thereafter
Short Term Income Fund......................................  0.50% of the first $200 million
                                                              0.45% on the next $300 million
                                                              0.40% thereafter
U.S. Government Securities Fund.............................  0.60% of the first $500 million
                                                              0.50% thereafter
Income Fund.................................................  0.65% of the first $500 million
                                                              0.45% thereafter
Bond & Stock Fund...........................................  0.625% of the first $500 million
                                                              0.50% thereafter

FUND                                                                         FEES
----                                                          -----------------------------------
Growth & Income Fund........................................  0.80% of the first $100 million
                                                              0.75% of the next $100 million
                                                              0.70% of the next $200 million
                                                              0.65% of the next $100 million
                                                              0.575% thereafter
Mid Cap Stock Fund..........................................
Growth Fund.................................................  0.95% of the first $25 million
                                                              0.875% thereafter
Growth Fund of the Northwest................................  0.625% of the first $500 million
                                                              0.50% thereafter
Small Cap Stock Fund........................................  0.90% of the first $25 million
                                                              0.85% of the next $475 million
                                                              0.75% thereafter
International Growth Fund...................................  0.95% of the first $50 million
                                                              0.85% of the next $75 million
                                                              0.75% thereafter


SUB-ADVISORY FEES
The Advisor retains only the net amount of the management fees paid to it after the sub-advisory fees described below are paid to the sub-advisors. The Advisor pays to the sub-advisors for the funds listed below a monthly fee at an annual rate of the following percentages of the average net assets of each such fund.


SUBADVISOR/FUNDS                                                              FEES
----------------                                                ---------------------------------
JANUS
  Growth Fund...............................................    0.55% of the first $25 million
                                                                0.50% thereafter
CAPITAL GUARDIAN TRUST COMPANY
  International Growth Fund.................................    0.75% of the first $25 million
                                                                0.60% of the next $25 million
                                                                0.425% of the next $200 million
                                                                0.375% thereafter


FEE AGGREGATION POLICIES
Fee aggregation will apply to all account managed by Capital Group companies, except for emerging markets equity investments and investments in funds with internally charged fees ("Eligible Accounts"). In order to achieve the benefit of fee aggregation, the combined actual fees must exceed the combined total of the minimum fee applicable to each of the client's Eligible Accounts.
For additional Eligible Accounts with the same investment objectives and guidelines, all assets for these Eligible Accounts will be aggregated for fee calculation purposes.
For additional Eligible Accounts with Different investment objectives and guidelines:
          1. Each account will be charged on the first $10 million at the initial breakpoint rate for the appropriate mandate. Any Incremental assets over $10 million will be aggregated and charged at the incremental rate for the appropriate mandate.
          2. Assets invested in commingled funds will be aggregated and charged at the incremental rate for the appropriate mandate.
          3. The first additional account within a new country will be charged on the first $15 million at the initial breakpoint rate for the appropriate mandate. Any incremental assets over $15 million will be aggregated and charged at the incremental rate for the appropriate mandate.

For fee aggregation purposes, Eligible Accounts will be aggregated in the following order: balanced, equity-developed markets, convertible, fixed-income -- high yield, fixed-income -- emerging markets, and fixed-income -- developed markets.
Unless otherwise requested, the benefit from fee aggregation for clients with multiple accounts will be calculated by comparing total aggregated fees to total unaggregated fees for all Eligible Accounts. The resulting percentage discount will be applied to each Eligible Account's unaggregated fees.
If all Eligible Accounts are not denominated in the same currency, the local currency assets of each Eligible Account and the related fees calculated on any unaggregated basis will be converted to a designated base currency using the applicable foreign exchange rate. The total of such fees will be compared to the Eligible Accounts' total aggregated fees. The resulting percentage discount will then be applied to each Eligible Account's unaggregated fee as determined in the applicable currency.
FEE DISCOUNTS AND ELIMINATION OF FEE BREAKPOINTS
The following Fee discount will be applied based upon the total aggregated fees:

Clients between $1.25 million to $4 million.................     5% discount
Clients between $4 million to $8 million....................   7.5% discount
Clients between $8 million to $12 million...................    10% discount
Clients over $12 million....................................  12.5% discount

For this purpose, aggregated fees will include all fees from separate accounts, commingled funds, and funds internally charged fees managed by Capital Group companies, except for investments in American-Funds' mutual funds. The resulting fee discount percentage will be applied to each account's fees (excluding fees related to investments in funds with internally charged fees).
For clients whose total aggregated fees (before discounts) exceed $3 million, fee breakpoints will be eliminated and each account will be charged at the lowest marginal fee rate applicable to the account's fee schedule.
To determine the applicable fee discount level and breakpoint elimination threshold, the total aggregated fees for the quarter will be annualized. For this purpose, all local currency fees will be converted to a designated base currency.
Fees related to investments in funds with internally charged fees will be estimated by multiplying the quarter end value of the Investment (adjusted on a prorated basis for any contributions or withdrawals during the quarter) by the fund's effective fee. For this purpose, the effective fee will be based on the value of the fund's quarter end assets and the fund's current fee schedule. Applicable discount levels and the elimination of fee breakpoints will be effective beginning the first quarter a discount threshold is exceeded and will remain in effect unless the total fees fall below the discount threshold due to a significant withdrawal of assets. A decline in the market alone will not cause the reinstatement of a lower discount level or fee breakpoints.

The tables below show the investment advisory fees paid for the years ended December 31, 1996, 1997 and 1998. WM Advisors received investment advisory fees from the Funds and Portfolios for periods after January 30, 1998, while prior to that time, the Funds paid Sierra Investment Advisors Corporation ("Sierra Advisors"), the investment advisor to the Funds prior to January 30, 1998, and the Portfolios paid Sierra Investment Services Corporation, the investment advisor to the Portfolios prior to January 30, 1998, the following advisory fees*:


                                        1999                       1998                       1997
                              ------------------------   ------------------------   ------------------------
                              FEES PAID    FEES WAIVED   FEES PAID    FEES WAIVED   FEES PAID    FEES WAIVED
                              ----------   -----------   ----------   -----------   ----------   -----------
Money Market Fund...........               .........     $  174,936     $55,203     $  121,580     $29,077
Short Term Income Fund......               .........     $  141,693     $     0     $   57,289     $ 3,755
U.S. Government Securities
  Fund......................               .........     $  324,028     $     0     $  376,599     $     0
Income Fund.................               .........     $  325,996     $     0     $  345,006     $     0
Bond & Stock Fund...........               .........     $    6,017     $ 9,347            N/A         N/A
Growth & Income Fund........               .........     $  874,439     $     0     $  697,411     $     0
Growth Fund of the
  Northwest.................               .........     $    5,624     $11,191            N/A         N/A
Growth Fund.................                             $1,175,431     $     0     $1,055,947     $     0
Mid Cap Stock...............
Small Cap Stock Fund........                             $  365,112     $     0     $  419,081     $     0
International Growth Fund...                             $  537,004     $63,408     $  567,918     $     0
Strategic Growth
  Portfolio.................                             $    2,303     $ 9,366     $      177     $     0
Conservative Growth
  Portfolio.................                             $    4,897     $ 8,854     $      433     $     0
Balanced Portfolio..........                             $    5,610     $ 9,201     $      849     $     0
Flexible Income Portfolio...                             $      329     $ 3,655     $       17     $     0
Income Portfolio............                             $  240,000     $     0            N/A         N/A


---------------

* Each of the Strategic Growth, Conservative Growth and Balanced Portfolios commenced operations on June 3, 1997. The Flexible Income Portfolio commenced operations on September 9, 1997. The Income Portfolio commenced operations on October 22, 1997, ceased operations on November 4, 1997 and re-commenced operations on April 23, 1998. The Bond & Stock and Growth Fund of the Northwest Funds commenced operations on April 28, 1998.

Sub-advisory fees were paid by the Funds' advisor for the fiscal years ended December 31, 1996, 1997 and 1998 in the following amounts*:


                                            1999                      1998                      1997
                                   -----------------------   -----------------------   -----------------------
                                   FEES PAID   FEES WAIVED   FEES PAID   FEES WAIVED   FEES PAID   FEES WAIVED
                                   ---------   -----------   ---------   -----------   ---------   -----------
Money Market Fund................                            $  4,173        $0        $ 45,197        $0
Short Term Income Fund...........                            $    787        $0        $ 18,313        $0
U.S. Government Securities
  Fund...........................                            $  9,761        $0        $116,118        $0
Income Fund......................                            $ 13,245        $0        $159,233        $0
Growth & Income Fund.............                            $ 38,279        $0        $392,279        $0
Growth Fund......................                            $673,461        $0        $605,184        $0
Mid Cap Stock....................
Small Cap Stock Fund.............                            $ 38,713        $0        $116,118        $0
International Growth Fund........                            $286,524        $0        $304,657        $0


---------------

 * The sub-advisory agreements for the Money Market, Short Term Income, U.S. Government Securities, Income, Growth & Income and Small Cap Stock Funds which required the payment of the fees shown in this table are no longer in effect. The only sub-advisory agreements in effect as of April 30, 1999 are those for the Growth and International Growth Funds described at the beginning of this section.

            CUSTODIAN, ADMINISTRATOR, TRANSFER AGENT AND DISTRIBUTOR

The assets of the Trust are held under bank custodianship in accordance with the 1940 Act. Boston Safe Deposit and Trust Company, located at One Boston Place, Boston, Massachusetts 02108, serves as custodian for the Funds (the "Custodian"). In addition, the Trust may employ foreign sub-custodians that are approved by the Board of Trustees to hold foreign assets. Shareholder Services, located at 1201 Third Avenue, 22nd Floor, Seattle, Washington 98101, serves as the Trust's administrator and transfer agent. Prior to December 23, 1997, Sierra Fund Administration Corporation ("Sierra Administration") served as the administrator to the Trust.
For periods prior to January 30, 1998, the Funds and Portfolios paid to Sierra Administration, the administrator for the Funds and the Portfolios at that time, and for periods after January 30, 1998 the Funds and Portfolios paid to Shareholder Services, the following administration fees*:


                                          1999                      1998                      1997
                                 -----------------------   -----------------------   -----------------------
                                 FEES PAID   FEES WAIVED   FEES PAID   FEES WAIVED   FEES PAID   FEES WAIVED
                                 ---------   -----------   ---------   -----------   ---------   -----------
Money Market Fund..............                            $ 62,977      $    0      $ 54,236      $    0
Short Term Income Fund.........                            $ 51,010      $    0      $ 21,976      $    0
U.S. Government Securities
  Fund.........................                            $ 97,208      $    0      $112,980      $    0
Income Fund....................                            $ 90,276      $    0      $ 95,540      $    0
Bond & Stock Fund..............                            $  1,733      $    0           N/A         N/A
Growth & Income Fund...........                            $197,865      $    0      $156,925      $    0
Growth Fund of the Northwest
  Fund.........................                            $  1.620      $    0           N/A         N/A
Growth Fund....................                            $237,946      $    0      $213,366      $    0
Mid Cap Stock..................
Small Cap Stock Fund...........                            $ 74,671      $    0      $ 86,099      $    0
International Growth Fund......                            $103,148      $    0      $109,677      $    0
Strategic Growth Portfolio**...                            $  3,455      $    0      $      0      $  265
Conservative Growth
  Portfolio**..................                            $  7,343      $    0      $      0      $  665
Balanced Portfolio**...........                            $  8,416      $    0      $      0      $1,274
Flexible Income Portfolio**....                            $    496      $    0      $      0      $   25
Income Portfolio**.............                            $    360      $    0           N/A         N/A


---------------

 * Each of the Strategic Growth, Conservative Growth and Balanced Portfolios commenced operations on June 3, 1997. The Flexible Income Portfolio commenced operations on September 9, 1997. The Income Portfolio commenced operations on October 22, 1997, ceased operations on November 4, 1997 and re-commenced operations on April 23, 1998. The Bond & Stock and Growth Fund of the Northwest Funds commenced operations on April 28, 1998.

** In addition, Sierra Administration absorbed expenses for each of the Portfolios for the year ended December 31, 1997, as follows: Strategic Growth -- $26,463, Conservative Growth -- $27,116, Balanced Portfolio -- $29,258, Flexible Income Portfolio -- $19,620, and the Income Portfolio -- $5,469.
WM Funds Distributor, Inc. (the Distributor) will purchase and resell shares of the Funds' and Portfolios' capital stock to fill orders placed with it by the Accounts. Currently, shares of the Funds and Portfolios may only be sold to the WM Advantage Contract and the WM Strategic Asset Manager Contract or to any future separate account developed by AGL.
The Distributor has not received any earnings or profits from the redemption of Fund or Portfolio shares. No brokerage fees were paid by the Funds or Portfolios to the Distributor during the year. The Distributor may act as broker or portfolio purchases are sales should it become a member of a national securities exchange.

COUNSEL AND INDEPENDENT ACCOUNTANTS
Ropes & Gray, located at One International Place, Boston, Massachusetts 02110 serves as counsel to the Trust.
Deloitte & Touche LLP, located at 50 Fremont Street, San Francisco, CA 94105, serves as independent accountants to the Trust. PricewaterhouseCoopers LLP, located at 160 Federal Street, Boston, Massachusetts 02110, served as independent accountants to the Trust prior to March 24, 1998.
ORGANIZATION OF THE TRUST
The Trust is an open-end management investment company that is organized as a "Massachusetts business trust" under the laws of The Commonwealth of Massachusetts pursuant to an Agreement and Declaration of Trust dated January 27, 1993, as amended from time to time (the "Declaration of Trust"). Prior to March 20, 1998, the Trust was known as The Sierra Variable Trust. Certificates representing shares in the Trust are not physically issued. The Trust's custodian and the Trust's transfer agent maintain a record of each shareholder's ownership of Trust shares. Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable but have no preemptive, conversion or subscription rights. Shareholders generally vote by Fund or Portfolio except with respect to the election of Trustees and the selection of independent accountants.
Under normal circumstances, there will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office promptly will call a shareholders' meeting for the election of Trustees. Under the 1940 Act, shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. Under the Declaration of Trust, the Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any such Trustee when requested in writing to do so by the shareholders of record of not less than 10% of the Trust's outstanding shares.

The Trust has the power to issue separate series of shares and has authorized the following fifteen separate series: Money Market Fund, Short Term Income Fund, U.S. Government Securities Fund, Income Fund, Bond & Stock Fund, Growth & Income Fund, Growth Fund of the Northwest, Growth Fund, Mid Cap Stock, Small Cap Stock Fund, International Growth Fund, Strategic Growth Portfolio, Conservative Growth Portfolio, Balanced Portfolio, Flexible Income Portfolio and Income Portfolio. The Trust offers shares of beneficial interest, each without par value. Additional series may be established. Prior to January 30, 1998, the Money Market Fund was known as the Global Money Fund. Prior to March 20, 1998, the U.S. Government Securities Fund was known as the U.S. Government Fund, the Income Fund was known as the Corporate Income Fund, the Growth & Income Fund was known as the Growth and Income Fund, the Strategic Growth Portfolio was known as the Capital Growth Portfolio, the Conservative Growth Portfolio was known as the Growth Portfolio and the Flexible Income Portfolio was known as the Value Portfolio.

Currently, the shares of the Funds and Portfolios are sold only to AGL and its separate accounts to fund Contracts, or to other series of the Trust, which are sold to AGL and its separate accounts. In the future, the Trust may, subject to receipt of an order from the Securities and

Exchange Commission, offer its shares to separate accounts funding variable annuities of insurance companies affiliated or unaffiliated with AGL and to separate accounts which fund variable life insurance or other variable funding arrangements. Should shares ever be sold to anyone other than AGL and its separate accounts, the Trust's Board of Trustees will monitor potential conflicts between variable life insurance policies and variable annuity contracts or among insurance company shareholders and will determine what, if any, action should be taken to resolve any conflicts.

Until other insurance companies have made investments in the series of the Trust, AGL will be, directly or indirectly, the sole shareholder of the Trust and therefore may be deemed to control the Trust (except in the case of the Growth Fund of the Northwest and Bond & Stock Funds in which WM Shareholder Services, Inc. has invested "seed money" giving it ownership of 43.39% and 33.29% of the funds, respectively, and as a result, control of those funds). However, Contract owners may be deemed to have beneficial ownership of shares allocable to their Contracts. As of December 31, 1998, to the Trust's knowledge, no Contract owner had shares allocable to Contracts equal to more than 5% of any Fund.

Massachusetts law provides that the shareholders, under certain circumstances, could be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Declaration of Trust provides for indemnification from the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust would be unable to meet its obligations, a possibility that the Trust's management believes is remote. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the assets of the relevant Fund or Portfolio. The Trustees intend to conduct the operations of the Trust in such a way so as to avoid, to the extent possible, ultimate liability of the shareholders for liabilities of the Trust.
                       INVESTMENT OBJECTIVES AND POLICIES
The Prospectus discusses the investment objective or objectives of each of the Funds, the High Yield Fund and the Portfolios, and the policies to be employed to achieve such objectives. This section contains supplemental information concerning the types of securities and other instruments in which the Funds and the Portfolios may invest, the investment policies and portfolio strategies that each may utilize and certain risks attendant to such investments, policies and strategies. Although the High Yield Fund is not mentioned specifically below because it is not available for direct investment through the Contracts, some of the strategies discussed below may apply to the High Yield Fund
STRATEGIES AVAILABLE TO ALL FUNDS AND PORTFOLIOS
Ratings as Investment Criteria. In general, the ratings of nationally recognized statistical rating organizations ("NRSROs"), such as Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's ("S&P"), and Duff & Phelps and Fitch IBCA, represent the opinions of these agencies as to the quality of securities which they rate. It should be emphasized, however, that such ratings are relative and subjective and are not absolute standards of quality. These ratings will be used by the Funds and the Portfolios as initial criteria for the selection of portfolio securities, but the Funds and the Portfolios will also rely upon the independent advice of WM Advisors or their

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

respective sub-advisors to evaluate potential investments. Additional information concerning the ratings of these services and their significance can be found beginning on page 46 of this SAI.
To the extent that the rating given by an NRSRO for securities may change as a result of changes in such organization or its rating system, each of the Funds and the Portfolios will attempt to use comparable ratings as standards for its investments in accordance with the investment policies contained in the Prospectus and in this SAI.
U.S. Government Securities. U.S. Government Securities include debt obligations of varying maturities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. U.S. Government Securities include direct obligations of the U.S. Treasury, and securities issued or guaranteed by the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association ("GNMA"), General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks, Resolution Trust Corporation, Federal Land Banks, Federal National Mortgage Association ("FNMA"), Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board and Student Loan Marketing Association. Direct obligations of the U.S. Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance. Because the U.S. Government is not obligated by law to provide support to an instrumentality it sponsors, a Fund or Portfolio will invest in obligations issued by such an instrumentality only if WM Advisors or the relevant sub-advisor determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment.
Bank Obligations. Domestic commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation (the "FDIC"). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. Most state banks are insured by the FDIC (although such insurance may not be of material benefit to a Fund or Portfolio, depending upon the principal amount of certificates of deposit ("CDs") of each state bank held by a Fund or Portfolio) and are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal and state laws and regulations, domestic branches of domestic banks are, among other things, generally required to maintain specific levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.
Obligations of foreign branches of U.S. banks and of foreign branches of foreign banks, such as CDs and time deposits ("TDs"), may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Obligations of foreign branches of U.S. banks and foreign banks are subject to the risks associated with investing in foreign securities generally. Foreign branches of U.S. banks and foreign branches of foreign banks are not necessarily subject to the same or similar regulatory requirements that apply to U.S. banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a U.S. bank or about a foreign bank than about a U.S. bank.

Obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as governmental action in the country in which the foreign bank has its head office. A U.S. branch of a foreign bank may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state. The deposits of branches licensed by certain states may not necessarily be insured by the FDIC. In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign banks and foreign branches of U.S. banks, WM Advisors or the relevant sub-advisors will carefully evaluate such investments on a case-by-case basis.
A Fund or a Portfolio may purchase a CD, TD or bankers' acceptances issued by a bank, savings and loan association or other banking institution with less than $1 billion in assets (a "Small Issuer Bank Obligation") only so long as the issuer is a member of the FDIC or supervised by the Office of Thrift Supervision (the "OTS") and so long as the principal amount of the Small Issuer Bank Obligation is fully insured by the FDIC and is no more than $100,000. Each of the Funds and Portfolios will at any one time hold only one Small Issuer Bank Obligation from any one issuer.
Mortgage-Backed Securities. The mortgage-backed securities in which the Funds and Portfolios may invest may be classified as governmental or government-related, depending on the issuer or guarantor. Governmental mortgage-backed securities are backed by the full faith and credit of the United States. GNMA, the principal U.S. guarantor of such securities, is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Government-related mortgage-backed securities which are not backed by the full faith and credit of the United States include those issued by FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders, which is subject to general regulation by the Secretary of Housing and Urban Development. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA. FHLMC is a corporate instrumentality of the United States, the stock of which is owned by the Federal Home Loan Banks. Participation certificates representing interests in mortgages from FHLMC's national portfolio are guaranteed as to the timely payment of interest and ultimate collection of principal by FHLMC. In addition, the Income, Bond & Stock and Growth & Income Funds may invest in commercial mortgage-backed securities. While these securities generally are structured with one or more types of credit enhancement, they are issued by non-governmental entities and are not guaranteed by a governmental agency or instrumentality.
Entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments in which principal or interest payments may vary or terms to maturity may be shorter than previously customary. As new types of mortgage-backed securities are developed and offered to investors, the Funds and the Portfolios will, consistent with their respective investment objectives and policies, consider making investments in such new types of securities.
The average maturity of pass-through pools of mortgage-backed securities varies with the maturities of the underlying mortgage instruments. In addition, a pool's stated maturity may be shortened by unscheduled payments on the underlying mortgages. Factors affecting mortgage prepayments include the level of interest rates, general economic and social conditions, the location of the mortgaged property and the age of the mortgage. Because prepayment rates of individual mortgage pools vary widely, it is not possible to accurately predict the average life of a particular pool. Common industry practice, for example, is to assume that prepayments will result in a 7- to 9-year average life for pools of fixed-rate 30-year mortgages. Pools of mortgages with other maturities of different characteristics will have varying average life assumptions.

Repurchase Agreements. The Short Term Income, Growth, Mid Cap Stock, Small Cap Stock and International Growth Funds and the Portfolios may invest in repurchase agreements without limitation. The Money Market, U.S. Government Securities, Income, Bond & Stock, Growth & Income and Growth Fund of the Northwest Funds may enter into repurchase agreements with brokers, dealers and banks to temporarily invest cash reserves provided that repurchase agreements maturing in greater than 7 days cannot exceed 10% of each Fund's total assets.

STRATEGIES AVAILABLE TO ALL FUNDS (EXCEPT THE MONEY MARKET FUND) AND
THE PORTFOLIOS WHERE NOTED
Over-the-Counter Options. An over-the-counter option (an option not traded on a national securities exchange) may be closed out only with the other party to the original option transaction. While a Fund will seek to enter into over-the-counter options only with dealers who agree to or are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate an over-the-counter option at a favorable price at any time prior to its expiration. Accordingly, the Fund might have to exercise an over-the-counter option it holds in order to realize any profit thereon and thereby would incur transactions costs on the purchase or sale of the underlying assets. If the Fund cannot close out a covered call option written by it, it will not be able to sell the underlying security until the option expires or is exercised. Furthermore, over-the-counter options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation or other clearing organizations.
When-Issued Securities and Delayed Delivery Transactions. In order to secure yields or prices deemed advantageous at the time, each of the Funds (other than the Money Market Fund) may purchase or sell securities on a when-issued or a delayed-delivery basis. The Fund will enter into when-issued transactions for the purpose of acquiring portfolio securities and not for the purpose of leverage. Due to fluctuations in the value of securities purchased on a when-issued or a delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the securities are actually delivered to the Fund. Similarly, the sale of securities for delayed delivery can involve the risk that the prices available in the market when delivery is made may actually be higher than those obtained in the transaction itself.
A segregated account in the name of the Fund consisting of cash or other liquid assets equal to the amount of when-issued or delayed-delivery commitments will be established at the Custodian. For the purpose of determining the adequacy of the securities in the accounts, the deposited securities will be valued at market or fair value. If the market or fair value of the securities declines, additional cash or securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Fund. On the settlement date, the Fund will meet its obligations from then-available cash flow, the sale of securities held in the segregated account, the sale of other securities or, although it would not normally expect to do so, from the sale of securities purchased on a when-issued or delayed-delivery basis themselves (which may have a greater or lesser value than the Fund's payment obligations).
Strategic Transactions. Subject to the investment limitations and restrictions stated elsewhere in this SAI and in the Prospectus, each of the Funds, except for the Money Market Fund, may utilize various other investment strategies as described below to hedge various market risks, to manage the effective maturity or duration of fixed-income securities or for other bona fide hedging purposes. None of the Funds currently intends to enter into strategic transactions, excluding strategic transactions that are "covered" or entered into for bona fide hedging purposes, that are in the aggregate principal amount in excess of 15% of the Fund's net assets. Strategic transactions have associated risks including possible default by the other party to the transaction, illiquidity and, to the extent that WM Advisors or the sub-advisor's view as to certain market movements is incorrect, losses greater than if they had not been used. Use of put and call options, currency transactions or options and futures transactions entails certain risks as described herein and in the Prospectus in sections relating to such investment or instruments. Losses resulting from the use of strategic transactions would reduce net asset value, and possibly income, and such losses can be greater than if the strategic transactions had not been utilized.
The use of strategic transactions for portfolio management purposes involves special considerations and risks. Additional risks pertaining to particular strategies that make up strategic transactions are described in other sections of this SAI. Successful use of most strategic transactions depends upon WM Advisors' or the sub-advisor's ability to predict movements of the overall securities and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed. There may be imperfect correlation, or even no correlation, between price movements of strategic transactions and price movements of the related portfolio or currency positions. Such a lack of correlation might occur due to factors unrelated to the value of the related portfolio or currency positions, such as speculative or other pressures on the markets in which strategic transactions are traded. Strategic transactions, if successful, can reduce risk of loss or enhance income, by wholly or partially offsetting the negative effect of, or accurately predicting, unfavorable price movements or currency fluctuations in the related portfolio or currency position. However, strategic transactions can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the positions. In addition, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in strategic transactions involving obligations to third parties (i.e., strategic transactions other than purchased options). These requirements might impair the Fund's ability to sell a portfolio security or currency position or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security or currency position at a disadvantageous time. Certain provisions of the Internal Revenue Code of 1986, as amended (the "Code") may accelerate or adversely impact the character of certain strategic transactions.
SWAPS, CAPS, FLOORS AND COLLARS. Among the strategic transactions into which a Fund may enter, to the extent consistent with its investment policies and restrictions, are interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. A Fund would enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. A Fund will use these transactions as hedges and not speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or value.
A Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, WM Advisors and the Trusts believe that such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps. FUTURES ACTIVITIES. Each of the Funds is permitted to engage in strategic transactions and each of the Portfolios may enter into futures contracts and options on futures contracts that are traded on a U.S. exchange or board of trade. These investments may be made for the purpose of hedging against changes in the value of its portfolio securities due to anticipated changes in interest rates and market conditions, and for otherwise permitted strategic transactions. FUTURES CONTRACTS. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific financial instrument (debt security) at a specified price, date, time and place. A bond index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. No physical delivery of the underlying securities in the index is made. The purpose of entering into a futures contract is to protect the Fund or Portfolio from fluctuations in the value of its securities caused by anticipated changes in interest rates or market conditions without necessarily buying or selling the securities.
No consideration is paid or received by a Fund or Portfolio upon entering into a futures contract. Initially, a Fund or Portfolio would be required to deposit with the broker an amount of cash or cash equivalents equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the board of trade on which the contract is traded and members of such board of trade may charge a higher amount). This amount is known as "initial margin" and is

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

the equivalent of a performance bond or good faith deposit on the contract, which is returned to the Fund or Portfolio upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to the expiration of a futures contract, a Fund or Portfolio may elect to close the position by taking an opposite position, which will operate to terminate its existing position in the contract.
There are several risks in connection with the use of futures contracts as a hedging device. Successful use of futures contracts is subject to the ability of WM Advisors or the relevant sub-advisor to correctly predict movements in the direction of interest rates or changes in market conditions. These predictions involve skills and techniques that may be different from those involved in the management of the portfolio being hedged. In addition, there can be no assurance that there will be a correlation between movements in the price of the underlying index or securities and movements in the price of the securities which are the subject of the hedge. The decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in interest rates.
Although the Funds and Portfolios intend to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time. Most U.S. futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices would move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, a Fund or Portfolio would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities being hedged will, in fact, correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.
To ensure that transactions constitute bona fide hedges in instances involving the purchase or sale of a futures contract, the Funds and the Portfolios will be required to either (i) segregate sufficient cash or liquid assets to cover the outstanding position or (ii) cover the futures contract by either owning the instruments underlying the futures contract or by holding a portfolio of securities with characteristics substantially similar to the underlying index or stock index comprising the futures contract or by holding a separate option permitting it to purchase or sell the same futures contract. Because of the imperfect correlation between the movements in the price of underlying indexes or stock indexes of various futures contracts and the movement of the price of securities in their portfolios, the Funds and the Portfolios will periodically make adjustments to its index futures contracts positions to appropriately reflect the relationship between the underlying portfolio and the indexes. The Funds and the Portfolios will not maintain short positions in index or stock index futures contracts, options written on index or stock index futures contracts and options written on indexes or stock indexes, if in the aggregate, the value of these positions exceeds the current market value of their portfolios plus or minus the unrealized gain or loss on those positions.
OPTIONS ON FUTURES CONTRACTS. An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the price of the option to the purchaser is fixed at the point of sale, there are no daily cash payments to reflect changes in the value of the underlying contract. The value of the option does however change daily and that change would be reflected in the net asset value of the Fund or the Portfolio holding the option.
When engaging in strategic transactions, the Funds and the Portfolios may purchase and write put and call options on futures contracts that are traded on a U.S. exchange or board of trade as a hedge against changes in the value of its portfolio securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.
There are several risks relating to options on futures contracts. The ability to establish and close out positions on such options will be subject to the existence of a liquid market. In addition, the purchase of put or call options will be based upon predictions as to anticipated interest rate and market trends by WM Advisors or the relevant sub-advisor, which could prove to be inaccurate. Even if the expectations of WM Advisors or the sub-advisors are correct, there may be an imperfect correlation between the change in the value of the options and the portfolio securities hedged.

STRATEGIES AVAILABLE TO THE SHORT TERM INCOME, BOND & STOCK, GROWTH & INCOME, GROWTH, INTERNATIONAL GROWTH, GROWTH FUND OF THE NORTHWEST AND SMALL CAP STOCK FUNDS


OPTIONS ON SECURITIES. The Short Term Income, Bond & Stock, Growth & Income, Growth, International Growth, Growth Fund of the Northwest and Small Cap Stock Funds may write covered put options and covered call options on securities, purchase put and call options on securities and enter into closing transactions.

Options written by these Funds will normally have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively. The Funds may write (1) in-the-money call options when WM Advisors or their sub-advisor expects that the price of the underlying security will remain flat or decline moderately during the option period, (2) at-the-money call options when WM Advisors or their sub-advisor expects that the price of the underlying security will remain flat or advance moderately during the option period and (3) out-of-the-money call options when WM Advisors or their sub-advisor expects that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments as such call options described above.

So long as the Fund's obligation as the writer of an option continues, each of the Short Term Income, Bond & Stock, Growth & Income, Growth, Mid Cap Stock, International Growth, Growth Fund of the Northwest and Small Cap Stock Funds may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the Fund to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the relevant Fund effects a closing purchase transaction. The Fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice. To secure its obligation to deliver the underlying security when it writes a call option, or to pay for the underlying security when it writes a put option, each Fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the "OCC") and of the securities exchange on which the option is written.

An option may be closed out only when there exists a secondary market for an option of the same series on a recognized securities exchange or in the over-the-counter market. In light of this fact, and current trading conditions, each Fund expects to purchase or write call or put options issued by the OCC, except that options on U.S. Government Securities may be purchased or written in the over-the-counter market. Over-the-counter options can be closed out only by agreement with the primary dealer in the transaction. National securities exchanges on which options are traded are: The Chicago Board Options Exchange
(CBOE), The Board of Trade of the City of Chicago (CBT), American Stock Exchange
(AMEX), Philadelphia Stock Exchange (PHLX), Pacific Stock Exchange (PSE) and the New York Stock Exchange (NYSE). Any over-the-counter option written by the Fund will be with a qualified dealer pursuant to an agreement under which the Fund would have the absolute right to repurchase an over-the-counter option it has sold. Such options will be considered illiquid in an amount equal to the formula price, less the amount by which the option is "in-the-money." In the event of the insolvency of the primary dealer, the Fund may not be able to liquidate its position in over-the-counter options, or to enter into closing purchase transactions on options written by it.
The Fund may realize a profit or loss upon entering into closing transactions. In cases where the Fund has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option, and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. Similarly, when the Fund has purchased an option and engages in a closing sale transaction, it will realize a profit or loss to the extent that the amount received in the closing sale transaction is more or less than the premium it initially paid for the original option plus the related transaction costs.
To facilitate closing transactions, the Fund will generally purchase or write only those options for which WM Advisors or its sub-advisor believes there is an active secondary market although there is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, have at times rendered certain of the facilities of the OCC and the securities exchanges inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such events, it might not be possible to effect closing transactions in particular options. If as a covered call option writer the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.
Securities exchanges have established limitations governing the maximum number of calls and puts of each class which may be held or written, or exercised within certain time periods, by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the particular Fund and other clients of WM Advisors and its sub-advisors and certain of their affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits and it may impose certain other sanctions.
In the case of options written by a Fund that are deemed covered by virtue of the Fund's holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying security with respect to which the Fund has written options may exceed the time within which it must make delivery in accordance with an exercise notice. In these instances, the Fund may purchase or temporarily borrow the underlying securities for purposes of physical delivery. By so doing, the Fund will not bear any market risk, since the Fund will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed stock. The Fund may however, incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.
Additional risks exist with respect to mortgage-backed U.S. Government Securities for which the Fund may write covered call options. If the Fund writes covered call options on a mortgage-backed security, the security that it holds as cover may, because of scheduled amortization of unscheduled prepayments, cease to be sufficient cover. In such an instance, the Fund will compensate by purchasing an appropriate additional amount of mortgage-backed securities.

STRATEGIES AVAILABLE TO SHORT TERM INCOME, GROWTH, MID CAP STOCK, INTERNATIONAL GROWTH AND SMALL CAP STOCK FUNDS


OPTIONS ON SECURITIES INDEXES. The Short Term Income, Growth, Mid Cap Stock, International Growth and Small Cap Stock Funds may also purchase and sell call and put options on securities indexes. Such options give the holder the right to receive a cash settlement during the term of the option based upon the difference between the exercise price and the value of the index.

Options on securities indexes entail risks in addition to the risks of options on securities. Because exchange trading of options on securities indexes is relatively new, the absence of a liquid secondary market to close out an option position is more likely to occur, although the Fund generally will purchase or write such an option only if WM Advisors or its sub-advisor believes the option can be closed out.

Use of options on securities indexes also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. The Fund will not purchase such options unless WM Advisors or its sub-advisor believes the market is sufficiently developed for the risk of trading in such options to be no greater than the risk of trading in options on securities.
Price movements in the Fund's portfolio may not correlate precisely with movements in the level of an index and, therefore, the use of options on securities indexes cannot serve as a complete hedge. Because options on securities indexes require settlement in cash, the Fund may be forced to liquidate portfolio securities to meet settlement obligations.

STRATEGIES AVAILABLE TO SHORT TERM INCOME, INCOME, GROWTH, MID CAP STOCK, INTERNATIONAL


GROWTH AND SMALL CAP STOCK FUNDS


FOREIGN CURRENCY EXCHANGE TRANSACTIONS. The Short Term Income, Income, Growth, Mid Cap Stock, International Growth and Small Cap Stock Funds may engage in currency exchange transactions to protect against uncertainty in the level of future exchange rates. The Funds' dealings in forward currency exchange contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward foreign currency with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of forward foreign currency with respect to portfolio security positions denominated or quoted in such foreign currency. A Fund may not position hedge with respect to a particular currency to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in or currently convertible into that particular currency.

If a Fund enters into a position hedging transaction, the Custodian will, except in circumstances where segregated accounts are not required by the 1940 Act and the rules adopted thereunder, place cash or other liquid assets in a segregated account for the Fund in an amount at least equal to the value of the Fund's total assets committed to the consummation of the forward contract. For each forward foreign currency exchange contract that is used to hedge a securities position denominated in a foreign currency, but for which the hedging position no longer provides, in the opinion of WM Advisors or the sub-advisor, sufficient protection to consider the contract to be a hedge, the Fund maintains with the Custodian a segregated account of cash or other liquid assets in an amount at least equal to the portion of the contract that is no longer sufficiently covered by such hedge. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account so that the value of the account will equal the amount of the Fund's unhedged exposure (in the case of securities denominated in a foreign currency) or commitment with respect to the contract. Hedging transactions may be made from any foreign currency into U.S. dollars or into other appropriate currencies.
At or before the maturity of a forward contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the amount of the currency that it is obligated to deliver. If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.
The cost to a Fund of engaging in currency transactions with factors such as, the currency involved, the length of the contract period and the prevailing market conditions. Because transactions in currency exchange are usually conducted on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, forward currency contracts may limit the risk of loss due to a decline in the value of the hedged currency increase.
If a devaluation of a currency is generally anticipated, a Fund may not be able to contract to sell the currency at a price above the devaluation level it anticipates.
The Funds, in addition, may combine forward currency exchange contracts with investments in securities denominated in other currencies in an attempt to create a combined investment position, the overall performance of which will be similar to that of a security denominated in a Fund's underlying currency. For instance, a Fund could purchase a U.S. dollar-denominated security and at the same time enter into a forward currency exchange contract to exchange U.S. dollars for its underlying currency at a future date. By matching the amount of U.S. dollars to be exchanged with the anticipated value of the U.S. dollar-denominated security, the Fund may be able to "lock in" the foreign currency value of the security and adopt a synthetic investment position whereby the Fund's overall investment return from the combined position is similar to the return from purchasing a foreign currency-denominated instrument.
There is a risk in adopting a synthetic investment position. It is impossible to forecast with absolute precision what the market value of a particular security will be at any given time. If the value of a security denominated in the U.S. dollar or other foreign currency is not exactly matched with a Fund's obligation under a forward currency exchange contract on the date of maturity, the Fund may be exposed to some risk of loss from fluctuations in that currency. Although WM Advisors and each sub-advisor will attempt to hold such mismatching to a minimum, there can be no assurance that WM Advisors or the Fund's sub-advisor will be able to do so.
Although the foreign currency market is not believed to be necessarily more volatile than the market in other commodities, there is less protection against defaults in the forward trading to currencies than there is in trading such currencies on an exchange because such forward contracts are not guaranteed by an exchange or clearing house. The CFTC has indicated that it may assert jurisdiction over forward contracts in foreign currencies and attempt to prohibit certain entities from engaging in such transactions. In the event that such prohibition included the Fund, it would cease trading such contracts. Cessation of trading might adversely affect the performance of a Fund.

STRATEGIES AVAILABLE TO SHORT TERM INCOME, GROWTH, MID CAP STOCK, INTERNATIONAL GROWTH AND SMALL CAP STOCK FUNDS


OPTIONS ON FOREIGN CURRENCIES. The Short Term Income, Growth, Mid Cap Stock, International Growth and Small Cap Stock Funds may purchase and write put and call options on foreign currencies for the purpose of hedging against declines in the U.S. dollar value of foreign currency-denominated portfolio securities and against increases in the U.S. dollar cost of such securities to be acquired. Such hedging includes cross hedging and proxy hedging where the options to buy or sell currencies involve other currencies besides the U.S. dollar. As one example, a decline in the U.S. dollar value of a foreign currency in which securities are denominated will reduce the U.S. dollar value of the securities, even if their value in the foreign currency remains constant. To protect against diminutions in the value of securities held by a Fund in a particular foreign currency, the Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell the currency for a fixed amount in U.S. dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted. When an increase in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of the securities, the Fund conversely may purchase call options on the currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Fund deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction, or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in the rates.
The Funds may also write covered call options on foreign currencies for the types of hedging purposes described above. As one example, when WM Advisors or a sub-advisor anticipates a decline in the U.S. dollar value of foreign currency-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a covered call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to purchase or sell the underlying currency at a loss that may not be offset-by the amount of the premium. Through the writing of options on foreign currencies, the Fund may also be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.
A call option written on a foreign currency by a Fund is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire the foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by the Custodian upon conversion or exchange of other foreign currency held by the Fund. A call option also is covered if the Fund has a call on the same foreign currency and in the same principal amount as the call written when the exercise price of the call held (1) is equal to or less than the exercise price of the call written or (2) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash, U.S. Government Securities and other liquid debt securities in a segregated account with the Custodian.
The purchase and sale of exchange-traded foreign currency options are subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exercise and settlement of exchange-traded foreign currency options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

SPECIAL CONSIDERATIONS RELATING TO BOND & STOCK, GROWTH, MID CAP STOCK, INTERNATIONAL GROWTH AND SMALL CAP STOCK FUNDS


Securities in Developing Countries. Although most of the investments of the Bond & Stock, Growth, Mid Cap Stock, International Growth and Small Cap Stock Funds are made in securities of companies in (or governments of) developed countries, each may invest in securities of companies in (or governments of) developing or emerging countries (sometimes referred to as "emerging markets") as well. The Growth and Small Cap Stock Funds may invest up to 5% of their total assets in emerging markets and the International Growth Fund may invest up to 5% of total assets in emerging markets and up to 5% of total assets in any one country. A developing or emerging country is generally considered to be a country that is in the initial stages of its industrialization cycle. Investing in the equity and fixed-income markets of developing or emerging countries involves exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability than those of developed countries. Historical experience indicates that the markets of developing or emerging countries have been more volatile than the markets of the more mature economies of developed countries; however, such markets often have provided higher rates of return to investors.


STRATEGY AVAILABLE TO SHORT TERM INCOME, GROWTH, BOND & STOCK, GROWTH & INCOME, GROWTH FUND OF THE NORTHWEST, INTERNATIONAL GROWTH, AND SMALL CAP STOCK FUNDS


Lending of Portfolio Securities. Each of the Short Term Income, Growth, Bond & Stock, Growth & Income, Growth Fund of the Northwest, International Growth and Small Cap Stock Funds will adhere to the following conditions whenever its portfolio securities are loaned: (1) the Fund must receive at least 100% cash collateral or equivalent securities from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities rises above the level of the collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) voting rights on the loaned securities may pass to the borrower, provided that if a material event adversely affecting the investment occurs, the Trust's Board of Trustees must terminate the loan and regain the right to vote the securities. From time to time, the Funds may pay a part of the interest earned from the investment of the collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Trust and that is acting as a "finder." The Bond & Stock, Growth & Income and Growth Fund of the Northwest Funds will not lend more than 33% of their respective total assets, and the remaining Funds will not lend more than 20% of their respective total assets.

SPECIAL CONSIDERATIONS RELATING TO INCOME, BOND & STOCK, GROWTH & INCOME, GROWTH, MID CAP STOCK AND SMALL CAP STOCK FUNDS


Lower-Rated Securities. The Income, Bond & Stock, Growth & Income, Growth, Mid Cap Stock and Small Cap Stock Funds may each invest up to 35% of its total assets, respectively, in non-investment grade securities (rated Ba and lower by Moody's and BB and lower by Standard & Poor's) or unrated securities of comparable quality ("junk bonds"). The Fund may invest entirely in junk bonds and will generally invest at least 65% of its assets in junk bonds. Such securities carry a high degree of risk (including the possibility of default or bankruptcy of the issuer of such securities), generally involve greater volatility of price and risk of principal and income, and may be less liquid, than securities in the higher rating categories and are considered speculative. See the Appendix to this Statement of Additional Information for a more complete description of the ratings assigned by ratings organizations and their respective characteristics.

Historically, economic downturns have disrupted the high yield market and impaired the ability of issuers to repay principal and interest. Also, an increase in interest rates could adversely affect the value of such obligations held by any of the Funds. Prices and yields of high yield securities will fluctuate over time and may affect a Fund's net asset value. In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than income-bearing high yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.
The trading market for high yield securities may be thin to the extent that there is no established retail secondary market or because of a decline in the value of such securities. A thin trading market may limit the ability of the Trustees to accurately value high yield securities in the Fund's portfolio and to dispose of those securities. Adverse publicity and investor perceptions may decrease the value and liquidity of high yield securities. These securities may also involve special registration responsibilities, liabilities and costs. Credit quality in the high yield securities market can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular high yield security. For these reasons, it is the policy of WM Advisors and the sub-advisor of each of the Funds not to rely exclusively on ratings issued by established credit rating agencies, but to supplement such ratings with its own independent and ongoing review of credit quality. The achievement of a Fund's investment objectives by investment in such securities may be more dependent on WM Advisors or its sub-advisor's credit analysis than is the case for higher quality bonds. Should the rating of a portfolio security be downgraded WM Advisors or the Fund's sub-advisor will determine whether it is in the best interest of the Fund to retain or dispose of the security.
Prices for below investment-grade securities may be affected by legislative and regulatory developments. For example, new federal rules require savings and loan institutions to gradually reduce their holdings of this type of security. Also, Congress from time to time has considered legislation which would restrict or eliminate the corporate tax deduction for interest payments on these securities and would regulate corporate restructurings. Such legislation may significantly depress the prices of outstanding securities of this type.
                            INVESTMENT RESTRICTIONS
The following section discusses the investment policies and restrictions of the Funds and Portfolios. A fundamental policy affecting a particular Fund or Portfolio may not be changed without the vote of a majority of the outstanding shares of the affected Fund or Portfolio.

Majority is defined in the 1940 Act as the lesser of (a) 67% or more of the shares present at a shareholder meeting, if the holders of more than 50% of the outstanding shares of the relevant Fund or Portfolio are present or represented by proxy, or (b) more than 50% of the outstanding shares.
The 1940 Act prohibits a registered open-end investment company such as the Trust from issuing "senior securities" other than borrowings from a bank.

INVESTMENT RESTRICTIONS OF THE FUNDS, OTHER THAN THE GROWTH FUND OF THE NORTHWEST AND BOND & STOCK FUNDS


The investment restrictions numbered 1 through 15 below have been adopted by the Trust with respect to the Funds (other than the Bond & Stock Funds) as fundamental policies. The investment policies adopted by the Trust prohibit a Fund (other than the Bond & Stock and Growth Fund of the Northwest Funds) from:

 1. Purchasing the securities of any issuer (other than U.S. Government securities) if as a result more than 5% of the value of the Fund's total assets would be invested in the securities of the issuer (the "5% Limitation"), except that up to 25% of the value of the Fund's total assets may be invested without regard to the 5% Limitation; provided that the entire investment portfolio of the Money Market Fund is subject to the 5% Limitation. However, the Money Market Fund will be able to invest more than 5% of its total assets in the securities of a single issuer for a period of up to three Business Days after the purchase thereof; provided that the Money Market Fund may not hold more than one such investment at any time.
 2. Purchasing more than 10% of the securities of any class of any one issuer; provided that this limitation shall not apply to investments in U.S. Government securities; provided further that this restriction shall not apply to the Growth Fund; and provided further that the Growth Fund shall not own more than 10% of the outstanding voting securities of a single issuer.
 3. Purchasing securities on margin, except that the Fund may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts or related options will not be deemed to be a purchase of securities on margin.
 4. Making short sales of securities or maintaining a short position; provided that this restriction shall not apply to the Growth and International Growth Funds.

 5. Borrowing money, except that (a) the Fund may (i) enter into reverse repurchase agreements or (ii) borrow from banks for temporary (not leveraging) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities or pending settlement of securities transactions or for emergency or extraordinary purposes in an aggregate amount not exceeding 30% of the value of the Fund's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made, (b) all of the Funds except the Money Market Fund may enter into
     (i) futures contracts, and (ii) dollar roll transactions. Whenever borrowings pursuant to (a) above (except that with respect to the Short Term Income, U.S. Government Securities, Income, Growth & Income and Small Cap Stock Funds, pursuant to (a)(ii) above) exceed 5% of the value of a Fund's total assets, (w) continuous asset coverage of at least 300% is required; (x) in the event such asset coverage falls below 300% due to market fluctuations or otherwise, the Fund must within

     3 days reduce the amount of its borrowings so that asset coverage will again be at least 300%, even if disadvantageous from an investment standpoint; (y) borrowing pursuant to (a) over 5% must be repaid before making additional investments; and (z) any interest paid on such borrowings will reduce income. The Short Term Income, U.S. Government Securities, Income, Growth & Income, Mid Cap Stock and Small Cap Stock Funds may not borrow money or enter into reverse repurchase agreements or dollar roll transactions in the aggregate in excess of 33 1/3% of the Fund's total assets (after giving effect to any such transaction).

 6. Pledging, hypothecating, mortgaging or otherwise encumbering more than 30% of the value of the Fund's total assets. For purposes of this restriction,
     (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued or delayed-delivery basis and (b) collateral arrangements with respect to
     (i) the purchase and sale of options on securities, options on indexes and options on foreign currencies, and (ii) initial or variation margin for futures contracts will not be deemed to be pledges of a Fund's assets.
 7. Underwriting the securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.
 8. Purchasing or selling real estate or interests in real estate, except that the Fund may purchase and sell securities that are secured, directly or indirectly, by real estate and may purchase securities issued by companies that invest or deal in real estate.
 9. Investing in commodities, except that all of the Funds except the Money Market Fund may invest in futures contracts and options on futures contracts. The entry into forward foreign currency exchange contracts is not and shall not be deemed to involve investing in commodities.
10.  Investing in oil, gas or other mineral exploration or development programs.
11. Making loans to others, except through the purchase of qualified debt obligations, loans of portfolio securities (except in the case of the U.S. Government Securities Fund) and the entry into repurchase agreements.
12. Purchasing any securities that would cause more than 25% of the value of the Fund's total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry, except in the case of the Money Market Fund, which under normal market conditions shall have at least 25% of its total assets invested in bank obligations; provided that this limitation shall not apply to the purchase of U.S. Government Securities.
13. With respect to the Money Market Fund, purchasing, writing or selling puts, calls, straddles, spreads or combinations thereof.

14. With respect to the Growth and Small Cap Stock Funds, investing more than 35% of the Fund's assets in non-investment grade debt securities.


15. With respect to the Short Term Income Fund, having a dollar-weighted average portfolio maturity in excess of five years.


In addition, each of the Funds (other than the Bond & Stock and Growth Fund of the Northwest Funds) has adopted non-fundamental investment limitations as stated below and in its prospectus. Such limitations may be changed without shareholder approval.

EACH OF THE FUNDS (OTHER THAN THE BOND & STOCK AND GROWTH FUND OF THE NORTHWEST FUNDS) MAY NOT:


 1. With respect to the Growth, Mid Cap Stock and Small Cap Stock Funds, invest more than 25% of the Fund's assets in foreign securities.


 2. Purchase securities that are not readily marketable if more than 10% of the total assets of the Money Market Fund, or more than 15% of the total assets of the Short Term Income, U.S. Government Securities, Income, Growth & Income, Growth, Mid Cap Stock, Small Cap Stock and International Growth Funds, would be invested in such securities, including, but not limited to:
     (1) repurchase agreements with maturities greater than seven calendar days;
     (2) time deposits maturing in more than seven calendar days; (3) to the extent a liquid secondary market does not exist for the instruments, futures contracts and options thereon; (4) certain over-the-counter options; (5) certain variable rate demand notes having a demand period of more than seven days; and (6) certain Rule 144A restricted securities that are deemed to be illiquid.

 3.  Make investments for the purpose of exercising control or management.
 4.  Purchase or sell interests in real estate limited partnerships.
The percentage limitations contained in the restrictions listed above, except with respect to "illiquid securities," apply at the time of purchases of securities.

INVESTMENT RESTRICTIONS OF THE BOND & STOCK AND GROWTH FUND OF THE NORTHWEST
FUNDS


The Bond & Stock and Growth Fund of the Northwest Funds have adopted the fundamental investment restrictions below.


EACH OF THE BOND & STOCK AND GROWTH FUND OF THE NORTHWEST FUNDS MAY NOT:

 1. Invest more than 5%* of its total assets in securities of any single issuer other than U.S. Government Securities, except that up to 25% of a Fund's assets may be invested without regard to this 5% limitation.
 2.  Acquire more than 10%* of the voting securities of any one company.
 3. Invest in real estate (except publicly traded real estate investment trusts) or commodities.
 4.  Invest in oil, gas or other mineral leases.
 5.  Invest more than 25%* of its total assets in any single industry.
 6.  Act as underwriter of securities issued by others.
 7.  Buy securities on margin, mortgage or pledge its securities.
 8. Borrow money for investment purposes (it may borrow up to 5% of its total net assets for emergency, non-investment purposes).
 9.  Lend money (except for the execution of repurchase agreements).
10. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.
------------------------
* Percentage at the time the investment is made.
INVESTMENT RESTRICTIONS OF THE PORTFOLIOS
The following investment restrictions have been adopted by the Trust with respect to the Portfolios as fundamental policies.
EACH PORTFOLIO WILL NOT:
 1. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (except this shall not prevent the Portfolio from purchasing or selling options or futures contracts or from investing in securities or other instruments backed by physical commodities);
 2. Purchase or sell real estate including limited partnership interests, although it may purchase and sell securities of companies that deal in real estate and may purchase and sell securities that are secured by interests in real estate;
 3. Make loans to any person, except loans of portfolio securities to the extent that no more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or repurchase agreements;
 4. (i) Purchase more than 10% of any class of the outstanding voting securities of any issuer (except other investment companies as defined in the 1940 Act) and (ii) purchase securities of an issuer (except obligations of the U.S. Government and its agencies and instrumentalities and securities of other investment companies as defined in the 1940 Act) if as a result, with respect to 75% of its total assets, more than 5% of the Portfolio's total assets, at market value, would be invested in the securities of such issuer;
 5. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC;
 6. Borrow, except from banks for temporary or emergency (not leveraging) purposes including the meeting of redemption requests that might otherwise require the untimely disposition of securities in an aggregate amount not exceeding 30% of the value of the Portfolio's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made; and whenever borrowings by a Portfolio, including reverse repurchase agreements, exceed 5% of the value of a Portfolio's total assets, the Portfolio will not purchase any securities;
 7. Underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the 1933 Act in the disposition of restricted securities; and
 8. Write or acquire options or interests in oil, gas or other mineral exploration or development programs.
In addition, each Portfolio has adopted non-fundamental investment limitations as stated below and in its prospectus. Such limitations may be changed without shareholder approval.
EACH PORTFOLIO WILL NOT:
 1. Pledge, mortgage, or hypothecate any of its assets except to secure borrowings permitted by the Portfolio's fundamental limitation on borrowing;
 2. Invest for the purpose of exercising control over management of any company;
 3. Invest its assets in securities of any investment company, except (i) by purchase in the open market involving only customary brokers' commissions;
     (ii) in connection with mergers, acquisitions of assets or consolidations;
     (iii) as permitted by SEC exemptive order; or (iv) as otherwise permitted by the 1940 Act;
 4. Purchase warrants if, by reason of such purchase, more than 5% of the value of the Portfolio's net assets (taken at market value) would be invested in warrants, valued at the lower of cost or market; included within this amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants that are not listed on a recognized stock exchange;
 5. Purchase or hold illiquid securities, which are securities that cannot be disposed of for their approximate market value in seven days or less (which terms include repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities; and
 6. Purchase securities on margin, except that a Portfolio may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts or related options will not be deemed to be a purchase of securities on margin.
                               PORTFOLIO TURNOVER

Portfolio turnover considerations for the Portfolios are addressed in the Trust's Prospectus. The Money Market Fund, attempts to increase yields by trading to take advantage of short-term market variations, which results in high portfolio turnover. Because purchases and sales of money market instruments are usually effected as principal transactions, this policy does not result in high brokerage commissions to the Fund. The Growth & Income, Bond & Stock, Growth Fund of the Northwest, Growth, Mid Cap Stock, Small Cap Stock and International Growth Funds (together, the "Equity Funds") and the Short Term Income, the U.S. Government Securities and Income Funds (collectively, the "Bond Funds") do not intend to seek profits through short-term trading. Nevertheless, the Funds will not consider portfolio turnover rate a limiting factor in making investment decisions.

Under certain market conditions, the Equity Funds and the Bond Funds may experience increased portfolio turnover as a result of such Fund's options activities. For instance, the exercise of a substantial number of options written by the Fund (due to appreciation of the underlying security in the case of call options or depreciation of the underlying security in the case of put options) could result in a turnover rate in excess of 100%. A portfolio turnover rate of 100% would occur if all of the Fund's securities that are included in the computation of turnover were replaced once during a period of one year. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of portfolio securities. Securities with remaining maturities of one year or less at the date of acquisition are excluded from the calculation.
Certain other practices that may be employed by the Funds could result in high portfolio turnover. For example, portfolio securities may be sold in anticipation of a rise in interest rates (market decline) or purchased in anticipation of a decline in interest rates (market rise) and later sold. In addition, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what WM Advisors or a Fund's sub-advisor believes to be a temporary disparity in the normal yield relationship between the two securities. These yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for, or supply of, various types of securities.
                             PORTFOLIO TRANSACTIONS
Purchases and sales of Fund shares by a Portfolio are effected directly through the Distributor. In addition, all decisions to buy and sell securities, including Fund shares, are made by WM Advisors, subject to the overall review of the Trustees.
Most of the purchases and sales of securities for a Fund, whether transacted on a securities exchange or over-the-counter, will be effected in the primary trading market for the securities. Decisions to buy and sell securities for a Fund are made by WM Advisors or the Fund's sub-advisor, which also is responsible for placing these transactions, subject to the overall review of the Trust's Trustees. Although investment decisions for each Fund are made independently from those of the other accounts managed by WM Advisors or its sub-advisor, those other accounts may make investments of the same type as the Fund. When a Fund and one or more other accounts managed by WM Advisors or its sub-advisor are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by WM Advisors or the sub-advisor to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that the coordination and the ability to participate in volume transactions will be to the benefit of the Fund.
Transactions on U.S. exchanges involve the payment of negotiated brokerage commissions. With respect to exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the prices of those securities include undisclosed commissions or concessions, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. U.S. Government Securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.
In selecting brokers or dealers to execute portfolio transactions on behalf of a Fund, WM Advisors or the Fund's sub-advisor seeks the best overall terms available. In assessing the best overall terms available for any transaction, WM Advisors or the sub-advisor will consider the factors WM Advisors or the sub-advisor deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, each Advisory agreement between the Trust and WM Advisors and each sub-advisory agreement between WM Advisors and a sub-advisor authorizes WM Advisors or sub-advisor, in selecting brokers or dealers to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) provided to the Trust, the other Funds and/or other accounts over which WM Advisors or the sub-advisors or its affiliates exercise investment discretion. Research services provided to WM Advisors include, for example, written and electronic reports analyzing economic and financial characteristics, telephone conversations between brokerage securities analysts and members of WM Advisor's staff, and personal visits by such analysts, brokerage strategists and economists to WM Advisor's office. Some of these services are useful to WM Advisors in advising clients, although not all of these services are necessarily useful and of value in managing the Funds and Portfolios.
WM Advisors or a sub-advisor may cause a Fund to pay a broker-dealer, which provides brokerage and research services to WM Advisors or the sub-advisor, an amount of disclosed commission for effecting a securities transaction in excess of the commission that another broker-dealer would have charged for effecting that transaction. The fees under the Advisory agreements between the Trust and WM Advisors are not reduced by reason of the receipt by WM Advisors or sub-advisors of brokerage and research services. The Trust's Trustees will periodically review the commissions paid by the Funds to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits received by the Trust.
Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere.

For the past three fiscal years, the Portfolios paid no brokerage commissions. During the 1997 and 1998 fiscal years, the Funds paid no commissions to affiliated broker-dealers. In 1998, the Fund placed transactions with broker-dealers who provided research services to WM Advisers as follows:


                                                BROKERAGE     PERCENTAGE OF TOTAL        AGGREGATE
FUND                                           COMMISSIONS       TRANSACTIONS        TRANSACTION AMOUNT
----                                           -----------    -------------------    ------------------
Money Market Fund............................    $     0                 0%             $          0
Short Term Income Fund.......................    $     0                 0%             $          0
U.S. Government Securities Fund..............    $     0                 0%             $          0
Income Fund..................................    $     0                 0%             $          0
Bond & Stock Fund............................    $ 1,445             47.80%             $    793,478
Growth & Income Fund.........................    $37,474              3.18%             $  5,524,142
Growth Fund of the Northwest Fund............    $ 1,630             41.76%             $    968,185
Growth Fund..................................    $65,905             68.98%             $218,453,870
Mid Cap Stock................................
Small Cap Stock Fund.........................    $ 6,874              7.48%             $  6,585,764
International Growth Fund....................    $53,141              1.06%             $  1,491,625


For the fiscal years ended December 31, 1996, 1997 and 1998 the Funds paid the following brokerage commissions:


                                                                 1998            1997
                                                               BROKERAGE      BROKERAGE
FUND                                                          COMMISSIONS    COMMISSIONS
----                                                          -----------    ------------
Money Market Fund...........................................   $      0      $          0
Short Term Income Fund......................................   $      0      $      3,690
U.S. Government Securities Fund.............................   $      0      $          0
Income Fund.................................................   $      0      $          0
Bond & Stock................................................   $  1,725               N/A
Growth & Income.............................................   $ 42,231      $    159,577
Growth Fund of the Northwest................................   $  1,758               N/A
Mid Cap Stock...............................................
Growth Fund.................................................   $ 65,905      $    277,280
Small Cap Stock Growth Fund.................................   $ 12,200      $    104,980
International Growth Fund...................................   $ 53,141      $    307,998



                                                                         1996
                                                              ---------------------------
                                                                              AGGREGATE
                                                               BROKERAGE     TRANSACTION
FUND                                                          COMMISSIONS       AMOUNT
----                                                          -----------    ------------
Money Market Fund...........................................   $      0      $          0
Short Term Income Fund......................................   $  3,514      $ 20,845,613
Short Term Global Government Fund...........................   $  1,000      $     49,500
U.S. Government Securities Fund.............................   $  9,844      $206,916,397
Income Fund.................................................   $      0      $          0
Growth & Income Fund........................................   $106,187      $ 78,909,538
Growth Fund.................................................   $215,458      $226,603,698
Small Cap Stock Fund........................................   $ 79,295      $ 48,481,530
International Growth Fund...................................   $345,365      $ 99,133,129
     Total for Trust........................................   $760,663      $680,939,405
     Amount Paid to Affiliated Broker Dealers...............   $  6,031      $  3,405,755



The Trust is required to identify any securities of its "regular brokers or dealers" (as defined in the 1940 Act) which the Trust has acquired during its most recent fiscal year. As of December 31, 1998, the Short Term Income Fund held common stock of Merrill Lynch & Co. valued at approximately $1,004,297.

REDEMPTIONS
The right of redemption of shares of a Fund may be suspended or the date of payment postponed (1) for any periods during which the NYSE is closed (other than for customary weekend and holiday closings), (2) when trading in the markets a Fund normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists making disposal of the Fund's investments or determination of its net asset value not reasonably practicable or (3) for such other periods as the SEC by order may permit for protection of the Fund's shareholders.
Distributions in Kind. If the Board of Trustees determines that it would be detrimental to the best interests of the shareholders of a Fund to make a redemption payment wholly in cash, the Trust may pay any portion of a redemption by distribution in kind of portfolio securities in lieu of cash. Securities issued in a distribution in kind will be readily marketable, although shareholders receiving distributions in kind may incur brokerage commissions when subsequently redeeming shares of those securities.
                                NET ASSET VALUE
The Trust will not calculate the net asset value of the Funds and Portfolios on certain holidays. On those days, securities held by a Fund may nevertheless be actively traded, and the value of the Fund's or Portfolio's shares could be significantly affected.
The assets of each Fund and Portfolio are valued according to generally accepted accounting principles and applicable law. Generally, a Fund's or Portfolio's investments are valued at market value or, in the absence of a market value with respect to any portfolio securities, at fair value as determined by or under the direction of the Trust's Board of Trustees:
     -- A security that is primarily traded on a U.S. or foreign exchange
        (including securities traded through the National Association of Securities Dealers, Inc. Automated Quotation ("NASDAQ")) System is valued at the last sale price on that exchange or, if there were no sales during the day, at the current quoted bid price.
     -- Securities that are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established is determined by the Trust's Board of Trustees or its delegates.
     -- Over-the-counter securities that are not reported on the NASDAQ System and securities listed or traded on certain foreign exchanges whose operations are similar to the U.S. over-the-counter market are valued on the basis of the bid price at the close of business on each day.
     -- An option is generally valued at the last sale price or, in the absence of a last sale price, the last offer price.
     -- Investments in U.S. Government securities (other than short-term securities) are valued at the average of the quoted bid and asked prices in the over-the-counter market.
     -- Short-term investments that mature in 60 days or less are valued at amortized cost when the Board of Trustees determines that this constitutes fair value; assets of the Money Market Fund are also valued at amortized cost.
     -- The value of a futures contract equals the unrealized gain or loss on the contract, which is determined by marking the contract to the current settlement price for a like contract acquired on the day on which the futures contract is being valued. A settlement price may not be used if the market makes a limited move with respect to the security or index underlying the futures contract. In such event, the futures contract will be valued at a fair market price to be determined by or under the direction of the Trust's Board of Trustees.
     -- Shares of open-end investment companies are valued at the net asset value per share last or contemporaneously calculated.

In carrying out the Board's valuation policies, PFPC Inc., as sub-administrator, may consult with one or more independent pricing services ("Pricing Services") retained by the Trust. Debt securities of U.S. issuers (other than U.S. Government securities and short-term investments) are valued by FDISG, as sub-administrator, after consultation with a Pricing Service. The procedures of the Pricing Services are reviewed periodically by the officers of the Trust under the general supervision and responsibility of the Board of Trustees.

Valuation of the Money Market Fund. The valuation of the portfolio securities of the Money Market Fund is based upon amortized costs, which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.
The use by the Money Market Fund of the amortized cost method of valuing its respective portfolio securities is permitted by a rule adopted by the SEC. Under this rule, the Money Market Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of thirteen months or less and invest only in securities determined by the Board of Trustees of the Trust to present minimal credit risks and meet certain rating criteria described in the Prospectus above. Pursuant to the rule, the Board of Trustees also has established procedures designed to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Fund's portfolio holdings by the Board of Trustees, at such intervals as it may deem appropriate, to determine whether the Fund's net asset values calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost.
The rule also provides that the extent of any deviation between the Fund's net asset values based upon available market quotations or market equivalents and the $1.00 per share net asset values based on amortized cost must be examined by the Board of Trustees. In the event the Board of Trustees determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, pursuant to the rule the Board of Trustees must cause the Trust to take such corrective action as the Board deems necessary and appropriate including: selling portfolio instruments prior to maturity to realize capital gains or losses or shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or establishing a net asset value per share by using available market quotations.
                                  PERFORMANCE
From time to time, the Trust may quote the performance of a Portfolio or Fund in terms of yield, effective yield, actual distributions, total return or capital appreciation in reports or other communications to shareholders or in advertising material. Fund or Portfolio performance will be advertised only if accompanied by the comparable performance for the corresponding separate account.
ANNUITY CONTRACT OWNER VALUES WILL DEPEND NOT ONLY ON THE PERFORMANCE OF THE FUNDS AND PORTFOLIOS, BUT ALSO ON THE MORTALITY AND EXPENSE RISK CHARGES, THE ADMINISTRATIVE CHARGES, AND ANY APPLICABLE SALES CHARGES UNDER THE ANNUITY CONTRACTS. THE TOTAL RETURNS OF THE FUNDS AND PORTFOLIOS REFLECT THE AGREEMENT OF THE FUNDS' AND PORTFOLIOS' INVESTMENT ADVISOR TO VOLUNTARILY WAIVE FEES AND BEAR CERTAIN EXPENSES. TOTAL RETURNS WOULD HAVE BEEN LOWER IF THESE FEES AND EXPENSES HAD NOT BEEN WAIVED.
MONEY MARKET FUND YIELD INFORMATION
The "yield" of the Money Market Fund refers to the income generated by an investment in the Fund over a 7-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in an Underlying Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.
The yield for the Money Market Fund is computed by: (1) determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account in the Fund having a balance of one share at the beginning of a seven calendar day period for which yield is to be quoted, (2) subtracting a hypothetical charge reflecting deductions from shareholder accounts, (3) dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and (4) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional share purchased with dividends declared on the original share and any such additional shares and income received or accrued but not declared as a dividend, but does not include realized gains and losses or unrealized appreciation or depreciation. In addition, the Money Market Fund may calculate a compounded effective annualized yield by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1.
Based upon the foregoing calculation, for the 7-day period ended December 31, 1998, the yield for the Money Market Fund was 4.65%, and the effective yield for the Money Market Fund for the same period was 4.76%.
The Money Market Fund yield may be compared with the yields of other investments. It should not, however, be compared to the return on fixed rate investments which guarantee rates of interest for specified periods, such as the interest guarantees in an annuity contract or bank deposits.
PORTFOLIO YIELD INFORMATION
In the Risk/Return Summary of the Prospectus, each of the Portfolio's performance is compared to a Capital Market Benchmark. Each such benchmark is a blended mix of component indices. descriptions of each such component index are as follows:
     -- The Salomon Brothers U.S. 90-Day T-Bill Index measures performance of
        U.S. Treasury Bills with maturities of three months.
     -- The Lehman Brothers Mutual Fund (1-5) Government/Corporate Index is
        represented by all U.S. Government agency and Treasury securities and all investment-grade corporate debt securities with maturities of one to five years.

     -- The Lehman Brothers Mortgage-Backed Securities Index includes 15- and
        30-year fixed rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC), and Federal National Mortgage Association (FNMA). Balloons are included in the index; graduated payment mortgages (GPMs), buydowns, manufactured home mortgages, and graduated equity mortgages
        (GEMs) are not.
     -- The Lehman Brothers BAA Long-Term Corporate Bond Index includes all publicly issued, fixed rate, nonconvertible BAA rated, dollar-denominated, SEC-registered corporate debt with maturities greater than ten years.
     -- The Lehman Brothers Aggregate Index is an all-inclusive bond index which contains government, corporate, mortgage and asset-backed securities.
     -- The Standard & Poor's 500 Composite Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy and all economic sectors.
     -- The Russell 2000 Index measures the performance of the 2,000 smallest companies (approximately 10% of the total market capitalization) of the Russell 3000 Index.
     -- The Russell 2000 Growth Index measures the performance of the companies with higher price-to-book ratios and higher forecasted growth values within the Russell 2000 Index.
     -- The Russell 3000 Index is comprised of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
     -- The Morgan Stanley Capital International (MSCI) Europe, Australasia, and
        The Far East Plus Emerging Markets Free Index is a market capitalization weighted index composed of companies representative of the market structure of 48 developed and emerging market countries. The index is calculated with gross dividends reinvested and in United States dollars.
TOTAL RETURN INFORMATION
From time to time, a Fund, other than the Money Market Fund, or Portfolio may advertise its "average annual total return" or "aggregate total return" over various periods of time. Such average annual total return figures show the average percentage change in value of an investment in the Fund or Portfolio from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Fund's or Portfolio's shares and assume that any income dividends and/or capital gains distributions made by the Fund or Portfolio during the period were reinvested in shares of that Fund or Portfolio. Figures will be given for recent one-, five- and ten-year periods (if applicable), and may be given for other periods as well (such as from commencement of the Fund's or Portfolio's operations, or on a year-by-year basis).
When considering "average" total return figures for periods longer than one year, it is important to note that the relevant Fund's or Portfolio's annual total return for any one year in the period might have been greater or less than the average for the entire period. An Fund or Portfolio may also use "aggregate" total return figures for various periods representing the cumulative change in value of an investment in the Fund or Portfolio for a specific period (again reflecting changes in the Fund's or Portfolio's share prices and assuming reinvestment of dividends and distributions). Aggregate total returns may be shown by means of schedules, charts or graphs and may indicate subtotals of the various components of total return (i.e., change in value of initial investment, income dividends and capital gains distributions).
Average annual total return is computed according to a formula prescribed by the SEC. The formula can be expressed as follows:
                                P(1+T)(n) = ERV

Where:  P       =   a hypothetical initial payment of $1,000
        T       =   average annual total return
        n       =   number of years
        ERV     =   Ending Redeemable Value of a hypothetical $1,000 payment
                    made at the beginning of the designated time period as of
                    the end of such period or the life of the Fund.

The formula for calculating aggregate total return can be expressed as (ERV/P) -- 1.
Based on the foregoing, the average annual total returns through December 31, 1998, were as follows*:


                                                                ONE       FIVE       SINCE
FUND                                                           YEAR      YEARS     INCEPTION
----                                                          -------    ------    ---------
Money Market Fund...........................................
Short Term Income Fund......................................
U.S. Government Securities Fund.............................
Income Fund.................................................
Growth & Income Fund........................................
Growth Fund.................................................
Mid Cap Stock...............................................
Small Cap Stock.............................................
International Growth Fund...................................
Strategic Growth Portfolio..................................
Conservative Growth Portfolio...............................
Balanced Portfolio..........................................
Flexible Income Portfolio...................................
Income Portfolio............................................


---------------

* THE BOND & STOCK AND GROWTH FUND OF THE NORTHWEST FUNDS COMMENCED OPERATIONS ON APRIL 28, 1998. THE SHORT TERM INCOME, GROWTH & INCOME AND SMALL CAP STOCK FUNDS COMMENCED OPERATIONS ON JANUARY 12, 1994. THE STRATEGIC GROWTH AND CONSERVATIVE GROWTH PORTFOLIOS COMMENCED OPERATIONS ON JUNE 3, 1997, THE BALANCED PORTFOLIO COMMENCED OPERATIONS ON JUNE 3, 1997 AND THE FLEXIBLE INCOME PORTFOLIO COMMENCED OPERATIONS ON SEPTEMBER 9, 1997. THE INCOME PORTFOLIO COMMENCED OPERATIONS ON OCTOBER 22, 1997, CEASED OPERATIONS ON NOVEMBER 4, 1997 AND RE-COMMENCED OPERATIONS ON APRIL 23, 1998.

The total returns shown for the Funds and Portfolios are not an estimate or guarantee of future performance and do not take into account charges at the annuity and separate account level.
The performance of any or all of the Funds and Portfolios may be compared in advertisements and sales literature to the performance of other variable annuity issuers in general and to the performance of particular types of variable annuities investing in mutual funds, or series of mutual funds, with investment objectives similar to each of the Funds. Lipper Analytical Services, Inc. ("Lipper") and the Variable Annuity Research and Data Service ("VARDS(R)") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis. Lipper's rankings include variable life issuers as well as variable annuity issuers. VARDS(R) rankings compare only variable annuity issuers. The performance analyses prepared by Lipper and VARDS(R) rank such issuers on the basis of total return, assuming reinvestment of dividends and distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. In addition, VARDS(R) prepares risk adjusted rankings, which consider the effects of market risk on total return performance.
In addition, performance of each Fund or Portfolio may be compared in advertisements and sales literature to the following benchmarks: (1) the Standard & Poor's 500 Index, which represents an unmanaged weighted index of 500 industrial, transportation, utility and financial companies that represent approximately 80% of the market capitalization of the U.S. equity markets, widely regarded by investors as representative of the stock market; (2) the Consumer Price Index, published by the U.S. Bureau of Labor Statistics, a statistical measure of change, over time, in the prices of goods and services in major expenditure groups and generally considered to be a measure of inflation;
(3) the Lehman Brothers Mutual Fund Short World Multi-Market Index, which includes all debt instruments of the United States and 12 major countries (determined by Lehman) denominated in dollars with maturities of one to five years; (4) the Lehman Brothers Mutual Fund U.S. Mortgage Index, which includes all agency mortgage-backed securities; (5) the Lehman Brothers Mutual Fund Debt BBB-Rated Index, which represents all investment-grade corporate debt securities; (6) the Morgan Stanley Capital International EAFE (Europe, Australia, Far East) Index, which includes 1050 companies representing the stock markets of Europe, Australia, New Zealand and the Far East; and (7) the U.S. Government 90-Day Treasury Bill rate. Generally, an index represents the market value of an unmanaged group of securities, regarded by investors as representative of a particular market. An index does not reflect any asset-based charges for investment management or other expenses. The performance information may also include evaluations of the funds published by nationally recognized ranking services and by financial publications that are nationally recognized, such as Business Week, Forbes, Institutional Investor, Money and The Wall Street Journal.
                                     TAXES
The following discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein and may have a retroactive effect with respect to the transactions contemplated herein.
Each of the Funds and Portfolios intends to qualify as a "regulated investment company" ("RIC") under Subchapter M of the Code. A Fund or Portfolio that is a RIC and distributes to its shareholders at least 90% of its taxable net investment income (including, for this purpose, its net realized short-term capital gains) and 90% of its tax-exempt interest income (reduced by certain expenses), will not be liable for federal income taxes to the extent its taxable net investment income and its net realized long-term and short-term capital gains, if any, are distributed to its shareholders.
A number of technical rules are prescribed for computing net investment income and net capital gains. For example, the Fund or Portfolio is generally treated as receiving dividends on the ex-dividend date. Also, certain foreign currency losses and capital losses arising after October 31 of a given year may be treated as if they arise on the first day of the next taxable year.
In order to qualify as a RIC under the Code, in addition to satisfying the distribution requirement described above, each Fund or Portfolio must (a) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or foreign currencies, and certain other related income, including, generally, certain gains from options, futures, and forward contracts; and (b) diversify its holdings so that, at the end of each fiscal quarter of the Fund's or

Portfolio's taxable year, (i) at least 50% of the market value of the Fund's or Portfolio's assets is represented by cash and cash items, U.S. Government Securities, securities of other RICs, and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 10% of the voting securities of such issuer or 5% of the value of the Fund's or Portfolio's total assets; and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. Government Securities and securities of other RICs) of any one issuer or two or more issuers which the Fund or Portfolio controls and which are engaged in the same, similar or related trades or businesses.
If a Fund or Portfolio fails to qualify as a RIC for any year, all of its income will be subject to tax at corporate rates, and its distributions (including capital gain distributions) will be taxable as ordinary income dividends to its shareholders to the extent of the Fund's or Portfolio's current and accumulated earnings and profits.
In addition to qualifying under subchapter M by meeting the requirements described above, each Fund and Portfolio intends to meet the diversification requirements of Subchapter L of the Code so that non-qualified variable annuity contracts funded by the Trust will not fail to qualify as annuities for tax purposes. In general, for a Fund or Portfolio to meet the investment diversification requirements of Subchapter L of the Code, Treasury regulation 1.817-5 requires that no more than 55% of the total value of the assets of the Fund or Portfolio be represented by any one investment, no more than 70% by any two investments, no more than 80% by three investments and no more than 90% by four investments. Generally, for purposes of the regulations, all securities of the same issuer are treated as one investment. In the context of U.S. Government securities (including any security that is issued, guaranteed or insured by the United States or an instrumentality of the United States), each U.S. Government agency or instrumentality is treated as a separate issuer. In the context of shares of registered investment companies (including shares of the Trust), each series, fund or portfolio is treated as a separate issuer. Compliance with the Subchapter L regulations is tested on the last day of each calendar year quarter.
Notwithstanding the distribution requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain, a regulated investment company is generally subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.
The excise tax is inapplicable to any RIC all of the shareholders of which are either tax-exempt pension trusts or separate accounts of life insurance companies funding variable contracts. Although each Fund and Portfolio believes that it is not subject to the excise tax, each Fund and Portfolio intends to make the distributions required to avoid the imposition of the tax, provided such payments and distributions are determined to be in the best interest of such Fund's or Portfolio's shareholders.
Dividends declared by Fund or Portfolio in October, November, or December of any year and payable to shareholders of record on a date in such month will be deemed to have been paid by the Fund or Portfolio and received by the shareholders on December 31 of that year if paid by the Fund at any time during the following January.

ADDITIONAL CONSIDERATIONS FOR SHAREHOLDERS OF THE INTERNATIONAL GROWTH FUND
The International Growth Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. Shareholders may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions.
                              FINANCIAL STATEMENTS
The Trust's financial statements for the fiscal year ended December 31, 1997, including notes thereto and the Report of PricewaterhouseCoopers LLP, Independent Accountants, dated February 20, 1998, along with the Trust's financial statements for the fiscal year ended December 31, 1998, including notes thereto and the Report of Deloitte & Touche LLP, Independent Accountants, dated February 5, 1999 are incorporated by reference to the Trust's Annual Reports, as filed with the Securities and Exchange Commission by the Trust. With respect to the High Yield Fund, the financial statements for the fiscal year ended October 31, 1998, including notes thereto and the Report of Deloitte & Touche LLP, Independent Accountants, dated December 11, 1998 are incorporated by reference to the Annual Report of WM Trust I as filed with the Securities and Exchange Commission by that Trust. The audited financial statements incorporated by reference into this SAI and the financial highlights included in Part A of this registration statement and incorporated by reference into this SAI have been so included and incorporated in reliance upon the reports of the independent accountants, given on their authority as experts in auditing and accounting.

              DESCRIPTION OF S&P, MOODY'S, DUFF AND FITCH RATINGS
DESCRIPTION OF S&P CORPORATE BOND RATINGS
AAA -- Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.
AA -- Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated debt only in small degree.
A -- Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.
BBB -- Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.
BB, B, CCC, CC OR C -- Debt rated "BB", "B", "CCC", "CC" or "C" is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
BB -- Debt rated "BB" has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.
B -- Debt rate "B" has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The "B" rating category also is used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.
CCC -- Debt rated "CCC" has a current identifiable vulnerability to default, and is dependent on favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category also is used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.
CC -- The rating "CC" is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC" rating.
C -- The rating "C" is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.
C1 -- Debt rated C1 is reserved for income bonds on which no interest is being paid.
D -- Debt is rated D when the issue is in payment default, or the obligor has filed for bankruptcy. The D rating is used when interest or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

PLUS (+) OR MINUS (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.
DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS
Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.
A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa -- Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C -- Bonds which are rated C are the lowest class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the security ranks in the lower end of its generic rating category.
DESCRIPTION OF DUFF & PHELPS CORPORATE BOND RATINGS
AAA -- Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.
AA -- High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A -- Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.
BBB -- Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.
BB+ -- Below investment grade but deemed likely to meet obligations when due.
BB -- Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes.
BB- -- Overall quality may move up or down frequently within this category.
B+ -- Below investment grade and possessing risk that obligations will not be met when due.
B -- Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes.
B- -- Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.
CCC -- Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends.
Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.
DD -- Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.
DP -- Preferred stock with dividend arrearages.
DESCRIPTION OF FITCH IBCA CORPORATE BOND RATINGS
AAA -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
AA -- Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.
A -- Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and to repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
BBB -- Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and to repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.
BB -- Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.
B -- Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC -- Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.
CC -- Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.
C -- Bonds are in imminent default in payment of interest or principal.
DDD, DD, AND D -- Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.
PLUS (+) MINUS (-)
Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the DDD, DD, or D categories.
DESCRIPTION OF S&P COMMERCIAL PAPER RATINGS
A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Debt determined to possess extremely strong safety characteristics is denoted with a plus sign (+) designation.
A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".
A-3 -- Debt carrying this designation has an adequate capacity for timely payment. It is, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.
B -- Debt rated "B" is regarded as having only speculative capacity for timely payment.
C -- This rating is assigned to short-term debt obligations with a doubtful capacity for payment.
D -- This rating indicates that the obligation is in payment default. DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS
PRIME-1 -- Issuers rated Prime-1 (or supporting institutions) have superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
     -- Leading market positions in well established industries.
     -- High rates of return on funds employed.
     -- Conservative capitalization structure with moderate reliance on debt and ample asset protection.
     -- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
     -- Well-established access to a range of financial markets and assured sources of alternate liquidity.
PRIME-2 -- Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained. PRIME-3 -- Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.
NOT PRIME -- Issuers rate Not Prime do not fall within any of the Prime rating categories.
DESCRIPTION OF DUFF & PHELPS COMMERCIAL PAPER RATINGS
HIGH GRADE
D-1+ -- Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.
D-1 -- Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor. D-1- -- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. GOOD GRADE
D-2 -- Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.
SATISFACTORY GRADE
D-3 -- Satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.
NON-INVESTMENT GRADE
D-4 -- Speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.
DEFAULT
D-5 -- Issuer failed to meet scheduled principal and/or interest payments. DESCRIPTION OF FITCH IBCA COMMERCIAL PAPER RATINGS
F1 -- Highest Credit Quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.
F2 -- Good Credit Quality. A satisfactory capacity for timely payment, but the margin of safety is not as great as in the case of the higher ratings.
F3 -- Fair Credit Quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.
B -- Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.
C -- High Default Risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favourable business and economic environment.
D -- Default. Denotes actual or imminent payment default.

                                WM VARIABLE TRUST
                                    FORM N-1A

                                     PART C
                                OTHER INFORMATION

Item 23.          Exhibits

         (a)      Agreement and Declaration of Trust,

                  (1) Agreement and Declaration of Trust, dated January 29, 1993 -- incorporated by reference to Post-Effective Amendment ("PEA") No. 7 to the Registrant's Registration Statement, filed with the SEC on February 28, 1997.

                  (2) Amendment No. 1 to the Trust's Agreement and Declaration of Trust dated April 27, 1993 -- incorporated by reference to PEA No. 7 to the Registrant's Registration Statement, filed on February 28, 1997.

                  (3) Amendment No. 2 to the Trust's Agreement and Declaration of Trust dated September 22, 1993-- incorporated by reference to PEA No. 7 to the Registrant's Registration Statement filed on February 28, 1997.

         (b) Bylaws of the Trust -- incorporated by reference to PEA No. 7 filed on February 28, 1997.

         (c)      Instruments defining the Rights of Shareholders --See (a) and
                  (b) above.

         (d)      Investment Advisory Contracts

                  (1) Management Agreement, dated as of January 30, 1998, between the Trust and WM Advisors, Inc. (formerly known as Composite Research & Management Co.) -- incorporated by reference to PEA No. 13, filed on February 27, 1998

                  (2) Sub-Adviser Agreement, dated as of January 30, 1998 between WM Advisors, Inc. and Janus Capital Corporation ("Janus") with respect to the Growth Fund -- incorporated by reference to PEA No. 13, filed on February 27, 1998.

                  (3) Sub-Adviser Agreement dated December 7, 1999 between WM Advisors, Inc. and Janus Capital Corporation ("Janus") with respect to the Growth Fund.


                  (4) Sub-Adviser Agreement, dated as of June 23, 1999 between WM Advisers, Inc. and with respect to the International Growth Fund --.

         (e)      Underwriting Contracts.

                  (1) Distribution Agreement, dated January 30, 1998 between the Trust and WM Funds Distributor, Inc. (formerly known as Composite Funds Distributor, Inc.) -- incorporated by reference to PEA No. 13 to the Registrant's Registration Statement filed on February 27, 1998.

                  (2) Participation Agreement among the Trust, WM Advisors, Inc., WM Shareholder Services, Inc. (formerly known as Murphey Favre Security Services, Inc.) ("Shareholder Services"), American General Life Insurance Company ("American General") and American General Securities Incorporated ("American General Securities"), dated as of July 12, 1999. (To be filed by amendment).


         (f)      Bonus or Profit Sharing Plans Not Applicable.

         (g) Custody Agreement, dated as of March 20, 1998, between the Trust and Boston Safe Deposit & Trust Company -- incorporated by reference to PEA No. 7 to the Registrant's Registration Statement filed on February 28, 1997.

         (h)      Other Material Contracts

                  (1) Transfer Agent Contract, dated as of September 14, 1999. (To be filed by amendment).

                  (2) Administration Agreement dated January 30, 1998 -- incorporated by reference to PEA No. 13 to the Registrant's Registration Statement filed on February 27, 1998.

         (i) Legal Opinion -- incorporated by reference to PEA No. 15 to the Registrant's Registration Statement filed on April 1, 1998.

         (j)      Other Opinions -- Not Applicable.

         (k)      Omitted Financial Statements -- Not Applicable.

         (l)      Initial Capital Agreements -- Not Applicable.

         (m)      12b-1 Plan -- Not Applicable.

         (n)      Financial Data Schedules - Not Applicable.

         (o)      Rule 18f-3 Plan -- Not Applicable.

Item 24.          Persons Controlled by or Under Common Control with Registrant.

         The Trust is a business trust organized under the laws of the Commonwealth of Massachusetts. Prior to March 20, 1998, the Trust was known as the Sierra Variable Trust. Separate Account D of American General Life Insurance Company is the sole shareholder of, and may be deemed to control, the Trust. American General Life Insurance Company is a subsidiary of American General Corporation.

         The list of American General Corporation's active subsidiaries is hereby incorporated by reference to Item 26 of the Form N-4 registration statement of American General Life Insurance Company and its Separate Account D, File Nos. 33-57730 and 811-2441.

         The Registrant is operated under the supervision of WM Advisors. WM Advisors is affiliated with Shareholder Services, which serves as transfer agent for the Registrant. An affiliate of WM Advisors, WM Funds Distributor, Inc. ("WM Funds Distributor") serves as the principal underwriter and distributor for the Registrant. WM Advisors, Shareholder Services and WM Funds Distributor serve in their same capacities for the four other registered investment companies.

         WM Advisors, Shareholder Services and WM Funds Distributor are all wholly-owned subsidiaries of Washington Mutual, Inc. and are all incorporated under the laws of the State of Washington.


Item 25.          Indemnification.

         Article VIII of the Registrant's Agreement and Declaration of Trust provides in relevant part:

         The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered

         Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding to be liable to the Trust to its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.

         As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding is brought, that such Covered Person is liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Covered Person is not liable to the Trust or its Shareholders by reasons of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry) to the effect that such indemnification would not protect such Person against any liability to the Trust to which he or she would otherwise be subject by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction to have been liable to the Trust or its Shareholders by

Item 26.    Business and Other Connections of Investment Advisor.

      (a)   WM Advisors, Inc.
Directors/Officers                  Past Two Fiscal Years
------------------                  ---------------------


Monte D. Calvin                 WM Shareholder Services, Inc.
First Vice President, Director  1201 Third Ave., 22nd Floor, Seattle, WA 98101

First Vice President,           WM Advisors, Inc.
Director                        1201 Third Ave., 22nd Floor, Seattle, WA 98101

First Vice President,           WM Funds Distributor, Inc.
Director                        1201 Third Ave., 22nd Floor, Seattle, WA 98101

Sandra A. Cavanaugh             WM Advisors, Inc.
First Vice President, Director  1201 Third Ave., 22nd Floor, Seattle, WA 98101


First Vice President, Director  WM Shareholder Services, Inc.
                                1201 Third Ave., 22nd Floor, Seattle, WA 98101

First Vice President, Director  WM Funds Distributor, Inc.
                                1201 Third Ave., 22nd Floor, Seattle, WA 98101

Craig S. Davis                  WM Funds Distributor, Inc.
Director                        1201 Third Ave., 22nd Floor, Seattle, WA 98101


Director                        WM Shareholder Services, Inc.
                                1201 Third Ave., 22nd Floor, Seattle, WA 98101

Director                        WM Advisors, Inc.
                                1201 Third Ave., 22nd Floor, Seattle, WA 98101

Executive Vice President        Washington Mutual, Inc.
                                1201 Third Ave., Seattle, WA 98101

Chairman                        January 1996 - July 1997
                                ASB Financial Services, Irvine, CA

Sharon L. Howells               WM Advisors, Inc.
First Vice President,           1201 Third Ave., 22nd Floor, Seattle, WA 98101
Corporate Secretary
Director

First Vice President,           WM Funds Distributor, Inc.
Corporate Secretary,            1201 Third Avenue, 22nd Floor, Seattle, WA 98101
Director

First Vice President            WM Shareholder Services, Inc.
Corporate Secretary,            1201 Third Avenue, 22nd Floor, Seattle, WA 98101
Director

Jeffrey D. Huffman              WM Advisors, Inc.
Vice President                  1201 Third Ave., 22nd Floor, Seattle, WA 98101


Joel King                       March 1998 - present
Vice President                  WM Advisors, Inc.
                                1201 Third Ave., 22nd Floor, Seattle, WA 98101

Vice President                  January 1996 - February 1998
                                Bennington Capital Management
                                1420 Fifth Ave., Seattle, WA 98101

Suzanne M. Krahling             March 1999 - present
First Vice President,           WM Advisors, Inc.
Treasurer                       1201 Third Avenue, 22nd Floor, Seattle, WA 98101

First Vice President,           WM Shareholder Services, Inc.
Treasurer                       1201 Third Avenue, 22nd Floor, Seattle, WA 98101

First Vice President,           WM Funds Distributor, Inc.
Treasurer                       1201 Third Avenue, 22nd Floor, Seattle, WA 98101

First Vice President,           WM Financial Services,
Secretary, Treasurer            1201 Third Avenue, Suite 780, Seattle, WA 98101

Joel Calvo                      WM Advisors, Inc.
Chairman                        1201 Third Ave., 22nd Floor, Seattle, WA 98101

President and Chairman          WM Shareholder Services, Inc.
                                1201 Third Avenue, 22nd Floor, Seattle, WA 98101

                                WM Financial Services,
                                1201 Third Avenue, Suite 780, Seattle, WA 98101

William G. Papesh               WM Advisors, Inc.
President, Director             1201 Third Ave., 22nd Floor, Seattle, WA 98101

Director                        Will Shareholder Services, Inc.
                                1201 Third Ave., Seattle, WA 98101

Director                        WM Insurance Services
                                1201 Third Ave., Seattle, WA 98101

President, Director             WM Group of Funds
                                1201 Third Avenue, 22nd Floor, Seattle, WA 98101

President, Director             July 1997 - present
                                WM Funds Distributor, Inc.
                                1201 Third Avenue, 22nd Floor, Seattle, WA 98101

Brian L. Placzek                WM Advisors, Inc.
Vice President                  1201 Third Ave., 22nd Floor, Seattle, WA 98101

Gary J. Pokrzywinski            WM Advisors, Inc.
Vice President                  1201 Third Ave., 22nd Floor, Seattle, WA 98101

Audrey S. Quaye                 WM Advisors, Inc.
Vice President                  1201 Third Ave., 22nd Floor, Seattle, WA 98101

Brian Applegate                 November 1998 - present
Assistant Vice President        WM Avisors
                                1201 Third Ave., 22nd Floor, Seattle, WA 98101

                                July 1997 - November 1998
                                Freeman Wellwood, Seattle, WA

Jamellah MacLean                May 1999 - present
Assistant Vice President        WM Advisors
                                1201 Third Ave., 22nd Floor, Seattle, WA 98101

                                July 1997 - May 1999
                                Piper Jaffray, Seattle, WA

Michael D. Meighan              WM Advisors, Inc.
Assistant Vice President        1201 Third Ave., 22nd Floor, Seattle, WA 98101

David W. Simpson                WM Advisors, Inc.
Vice President                  1201 Third Ave., 22nd Floor, Seattle, WA 98101

Craig V. Sosey                  WM Advisors, Inc.
Vice President                  1201 Third Ave., 22nd Floor, Seattle, WA 98101

Stephen Q. Spencer              WM Advisors, Inc.
Vice President                  1201 Third Ave., 22nd Floor, Seattle, WA 98101

Linda C. Walk                   December 1997 - present
Vice President                  WM Advisors, Inc.
                                1201 Third Ave., 22nd Floor, Seattle, WA 98101

                                November 1996 - November 1997
                                Laid Norton Trust Company
                                Norton Building, Suite 1600, Seattle, WA 98104

                                January 1996 - July 1996
                                Ernst & Young LLP
                                2001 Market Street, 41st Floor, Philadelphia, PA 19103

Randall L. Yoakum               February 1999 - present
Vice President,                 WM Advisors, Inc.
Chairman of Investment          1201 Third Ave., 22nd Floor, Seattle, WA 98101
Committee
                                April 1997 - February 1999
                                D.A. Davidson & Co., Great Falls, MT

      (d)    Capital Guardian Trust Company


Directors/Officers                 Past Two Years
--------------------               --------------

Timothy D. Amour                   Director, Capital Guardian Trust Company,
                                   Capital Research and Management Company and
                                   Capital Management Services, Inc.; Chairman
                                   and Chief Executive Officer, Capital
                                   Research Company

Donnalisa Barnum                   Senior Vice President, Capital Guardian Trust
                                   Company; Vice President, Capital
                                   International Limited

Andrew F. Barth                    Director, Capital Guardian Trust Company;
                                   Executive Vice President and Research
                                   Manager, Capital Guardian Research Company

Michael D. Beckman                 Senior Vice President, Treasurer and
                                   Director, Capital Guardian Trust Company;
                                   Director, Capital Guardian Trust Company of
                                   Nevada; Treasurer, Capital Guardian Research
                                   Company

Michael A. Burik                   Senior Counsel, The Capital Group Companies,
                                   Inc.

Elizabeth A. Burns                 Senior Vice President, Capital Guardian Trust
                                   Company

Larry P. Clemmensen                Director, Capital Guardian Trust Company and
                                   American Funds Distributors, Inc.; Chairman
                                   of the Board, American Funds Service Company;
                                   Director and President, The Capital Group
                                   Companies, Inc.; Senior Vice President and
                                   Director, Capital Research and Management
                                   Company; President and Director, Capital
                                   Management Services, Inc.; Treasurer, Capital
                                   Strategy Research, Inc.; Senior Vice
                                   President, Capital Income Builder, Inc. and
                                   Capital World Growth & Income Fund, Inc.

Kevin G. Clifford                  Director and President, American Funds
                                   Distributors, Inc.; Director, Capital
                                   Guardian Trust Company

Roberta A. Conroy                  Senior Vice President, Director and Counsel,
                                   Capital Guardian Trust Company; Senior Vice
                                   President and Secretary, Capital
                                   International, Inc. and Emerging Markets
                                   Growth Fund, Inc.; Assistant General Counsel,
                                   The Capital Group Companies, Inc.; Secretary,
                                   Capital Management Services, Inc.


John B. Emerson                    Senior Vice President, Capital Guardian Trust
                                   Company; Deputy Assistant to the President
                                   for Intergovernmental Affairs, Deputy
                                   Director of Presidential Personnel, The White
                                   House

Michael E. Erickson                Senior Vice President, Capital Guardian Trust
                                   Company; Senior Vice President, Capital
                                   International, Limited

David I. Fisher                    Chairman and Director, The Capital Group
                                   Companies, Inc. and Capital Guardian Trust
                                   Company; Vice Chairman and Director, Capital
                                   International, Inc., Capital International
                                   K.K., Capital International Limited and
                                   Emerging Markets Growth Fund, Inc.; President
                                   and Director, Capital Group International,
                                   Inc. and Capital International Limited
                                   (Bermuda); Presidente du Conseil, Capital
                                   International S.A., Director, Capital Group
                                   Research, Inc., Capital Research
                                   International, EuroPacific Growth Fund and
                                   New Perspective Fund

Richard N. Havas                   Senior Vice President, Capital Guardian Trust
                                   Company, Capital International Limited,
                                   Capital Research International and Capital
                                   Guardian Canada, Inc.


Frederick M. Hughes, Jr.           Senior Vice President, Capital Guardian Trust
                                   Company


William H. Hurt                    Senior Vice President and Director, Capital
                                   Guardian Trust Company; Chairman, Capital
                                   Guardian Trust Company of Nevada and Capital
                                   Strategy Research, Inc.

Peter C. Kelly                     Senior Vice President, Capital Guardian
                                   Trust Company; Chairman and Director,
                                   Capital Guardian Trust Company of Nevada and
                                   Capital Strategy Research, Inc.; formerly,
                                   Director, The Capital Group Companies, Inc.

Robert G. Kirby                    Chairman Emeritus, Capital Guardian Trust
                                   Company; Senior Partner, The Capital Group
                                   Partners L.P.

Nancy J. Kyle                      Senior Vice President and Director, Capital
                                   Guardian Trust Company; President, Capital
                                   Guardian Canada, Inc. and Vice President,
                                   Emerging Markets Growth Fund, Inc.

Karin L. Larson                    Director, Capital Guardian Trust Company and
                                   The Capital Group Companies, Inc.; President,
                                   Director and Director of Research, Capital
                                   Guardian Research Company; Chairperson,
                                   President and Director, Capital Group
                                   Research, Inc.; President, Director and
                                   Director of International Research, Capital
                                   Research International

James R. Mulally                   Senior Vice President and Director, Capital
                                   Guardian Trust Company; Senior Vice
                                   President, Capital International Limited;
                                   Director, Capital Guardian Research Company;
                                   Vice President, Capital Research Company

Shelby Notkin                      Senior Vice President, Capital Guardian Trust
                                   Company; Director, Capital Guardian Trust
                                   Company of Nevada

Mary M. O'Hern                     Senior Vice President, Capital Guardian Trust
                                   Company and Capital International Limited;
                                   Vice President, Capital International, Inc.

Jeffrey C. Paster                  Senior Vice President, Capital Guardian Trust
                                   Company

Robert V. Pennington               Senior Vice President, Capital Guardian Trust
                                   Company; President, Capital Guardian Trust
                                   Company of Nevada

Jason M. Pilalas                   Director, Capital Guardian Trust Company;
                                   Senior Vice President and Director, Capital
                                   Guardian Research Company

Robert Ronus                       President and Director, Capital Guardian
                                   Trust Company; Chairman and Director, Capital
                                   Guardian Canada, Inc., Capital Guardian
                                   Research Company and Capital Research
                                   International; Director, The Capital Group
                                   Companies, Inc., Capital Group International,
                                   Inc. and Capital International Fund S.A.;
                                   Directeur, Capital International S.A.; Senior
                                   Vice President, Capital International Limited

James F. Rothenberg                Director, American Funds Distributors, Inc.,
                                   American Funds Service Company, The Capital
                                   Group Companies, Inc., Capital Group
                                   Research, Inc., Capital Guardian Trust
                                   Company and Capital Management Services,
                                   Inc.; Director and President Capital
                                   Research and Management, Inc.; formerly,
                                   Director of Capital Guardian Trust Company,
                                   a Nevada Corporation, and Capital Research
                                   Company

Theodore R. Samuels                Senior Vice President and Director, Capital
                                   Guardian Trust Company; Director, Capital
                                   Guardian Research Company

Lionel A. Sauvage                  Senior Vice President, Capital Guardian Trust
                                   Company; Director, Capital Guardian Research
                                   Company; Vice President, Capital
                                   International Research, Inc.

John H. Seiter                     Executive Vice President of Client Relations
                                   & Marketing and Director, Capital Guardian
                                   Trust Company; Senior Vice President, Capital
                                   Group International, Inc.; Vice President,
                                   The Capital Group Companies, Inc.

Karen Skinner-Twoney               Vice President, Capital Guardian Trust
                                   Company; Director, Vice President and
                                   Treasurer, Capital Guardian Trust Company of
                                   Nevada

Eugene P. Stein                    Executive Vice President and Director,
                                   Capital Guardian Trust Company; Director,
                                   Capital Guardian Research Company

Philip A. Swan                     Senior Vice President, Capital Guardian Trust
                                   Company

Shaw B. Wagener                    Director, Capital Guardian Trust Company,
                                   Capital International Asia Pacific Management
                                   Company, S.A., Capital International
                                   Management Company, Capital International
                                   Emerging Countries Fund and Capital
                                   International Latin American Fund; President
                                   and Director, Capital International, Inc.;
                                   Senior Vice President, Capital Group
                                   International, Inc. and Emerging Markets
                                   Growth Fund, Inc.

Eugene M. Waldron                  Senior Vice President, Capital Guardian Trust
                                   Company; Vice President, Loomis, Sayles &
                                   Company

Joanne Weckbacher                  Senior Vice President, Capital Guardian
                                   Trust Company

         (b)      Janus Capital Corporation

Directors                                      Past Two Fiscal Years
---------                                      ---------------------
Thomas H. Bailey                               March 1996 - present
Director                                       Axis Capital
                                               41-46 Piccadilly, London, U.K.

President, Chairman of Trustees                May 1993 - present
                                               Janus Aspen Series
                                               100 Fillmore Street, Denver, CO

Director                                       Idex Management, Incorporated
                                               201 Highland Avenue, Largo, Fl

President, Director, Chairman of               June 1978 - present
Board, CEO                                     Janus Capital Corporation
                                               100 Fillmore Street, Denver, CO

President, Chairman of Trustees                February 1970 - present
                                               Janus Investment Fund
                                               100 Fillmore Street, Denver, CO

James P. Craig, III                            December 1997 - present
Vice Chairman                                  Janus Capital Corporation
                                               100 Fillmore Street, Denver, CO

Chief Investment Officer                       June 1995 - present
                                               Janus Capital Corporation
                                               100 Fillmore Street, Denver, CO

Director                                       April 1995 - present
                                               Janus Capital Corporation
                                               100 Fillmore Street, Denver, CO

Executive Vice President                       May 1993 - present
                                               Janus Aspen Series
                                               100 Fillmore Street, Denver, CO

Vice President                                 October 1984 - December 1997
                                               Janus Capital Corporation
                                               100 Fillmore Street, Denver, CO

Executive Vice President                       June 1984 - present
                                               Janus Investment Fund
                                               100 Fillmore Street, Denver, CO

Trustee                                        June 1995 - present
                                               Janus Aspen Series
                                               100 Fillmore Street, Denver, CO

Trustee                                        June 1995 - present
                                               Janus Investment Fund
                                               100 Fillmore Street, Denver, CO

Portfolio Manager                              May 1983 - present
                                               Janus Capital Corporation
                                               100 Fillmore Street, Denver, CO

Thomas A. Early
Director                                       November 1998 - present
                                               Janus World Funds PLC
                                               100 Fillmore Street, Denver, CO

Vice President, General Counsel                September 1998 - present
                                               Janus Service Corporation
                                               3773 Cherry Creek Drive North, Denver, CO

Vice President, General Counsel                February 1998 - present
                                               Janus Aspen Series
                                               100 Fillmore Street, Denver, CO

Vice President, General Counsel,               February 1998 - present
Secretary                                      Janus Capital Corporation
                                               100 Fillmore Street, Denver, CO

Vice President, General Counsel                February 1998 - present
                                               Janus Capital International Ltd.
                                               76 Shoe Lane, 15th Floor, London, U.K.

Vice President, General Counsel                February 1998 - present
                                               Janus Distributors, Incorporated
                                               100 Fillmore Street, Denver, CO

Vice President, General Counsel                February 1998 - present
                                               Janus Investment Fund
                                               100 Fillmore Street, Denver, CO

Executive Vice President, General              January 1997 - January 1998
Counsel                                        Prudential Investments Fund
                                               100 Mulberty Street, Newark, NJ

Steven R. Goodbarn
Director                                       November 1998 - present
                                               Janus World Funds, PLC
                                               100 Fillmore Street, Denver, CO

Vice President, CFO                            December 1995 - present
                                               Janus Aspen Series
                                               100 Fillmore Street, Denver, CO

Vice President, CFO                            December 1995 - present
                                               Janus Investment Fund
                                               100 Fillmore Street, Denver, CO

Vice President of Finance                      June 1995 - present
                                               Janus Capital Corporation
                                               100 Fillmore Street, Denver, CO

Vice President of Finance                      June 1995 - present
                                               Janus Capital International Ltd.
                                               76 Shoe Lane, 15th Floor, London, U.K.

Director, Vice President of Finance            June 1995 - Present
                                               Janus Distributors, Incorporated,
                                               100 Fillmore Street, Denver, CO

Director, Vice President of Finance            June 1995 - present
                                               Janus Service Corporation
                                               3773 Cherry Creek Drive North, Denver, CO

Director                                       May 1995 - June 1998
                                               Idex Management, Incorporated
                                               201 Highland Avenue, Largo, FL

Treasurer, CFO, Director                       September 1994 - present
                                               Janus Capital International Ltd.
                                               76 Shoe Lane, 15th floor, London, U.K.

Treasurer, CFO                                 May 1992- present
                                               Janus Capital Corporation
                                               100 Fillmore Street, Denver, CO

Treasurer, CFO                                 April 1992 - present
                                               Janus Distributors, Incorporated
                                               100 Fillmore Street, Denver, CO

Treasurer, CFO                                April 1992 - present
                                              Janus Service Corporation
                                              3773 Cherry Creek Drive North, Denver, CO
Michael E. Herman
President                                     August 1993 - present
                                              Kansas City Royals Baseball Team
                                              Kansas City, MO

Chairman of Finance Committee                 May 1990 - present
                                              Ewing Marion Kauffman Foundation
                                              9300 Ward Parkway, Kansas City, MO

Director                                      June 1984 - present
                                              Janus Capital Corporation
                                              100 Fillmore Street, Denver, CO

Marjorie G. Hurd                              November 1996 - present
Chief Operations Officer                      Janus Capital Corporation
                                              100 Fillmore Street, Denver, CO

Vice President                                July 1995 - present
                                              Janus Capital Corporation
                                              100 Fillmore Street, Denver, CO

President                                     July 1995 - present
                                              Janus Service Corporation
                                              3773 Cherry Creek Drive North, Denver, CO

Thomas A. McDonnell
President                                     November 1993 - present
                                              DST Technologies, Incorporated
                                              1055 Broadway, Kansas City, MO

Director                                      October 1990 - present
                                              Janus Capital Corporation
                                              100 Fillmore Street, Denver, CO

President                                     April 1987 - present
                                              DST Systems, Incorporated
                                              333 West 11th Street, Kansas City, MO

Chief Executive Officer                       October 1984 - present
                                              DST Systems, Incorporated
                                              333 West 11th Street, Kansas City, MO

Landon H. Rowland
Director                                      January 1996 - present
                                              Janus Capital Corporation
                                              100 Fillmore Street, Denver, CO

Chairman, President, Chief Executive          April 1980 - present
Officer                                       Kansas City Southern Industries, Incorporated
                                              114 West 11th Street, Kansas City, MO

Stephen Lamar Stieneker
Assistant Vice President and                  March 1999 - present
Secretary                                     Janus Investment Fund
                                              100 Fillmore Street, Denver, CO

Assistant Vice President and                  March 1999 - present
Secretary                                     Janus Aspen Series
                                              100 Fillmore Street, Denver, CO

Assistant General Counsel, Chief              January 1996 - present
Compliance Officer, V.P.                      Janus Capital Corporation
Compliance                                    100 Fillmore Street, Denver, CO

Michael N. Stolper
Director                                      February 1994 - present
                                              Pasadena Capital
                                              101 Munson Street, Greenfield, MA

Director                                      December 1985 - present
                                              BDI Investment Corporation
                                              990 Solano Beach, Solano Beach, CA

Director                                      June 1984 - present
                                              Janus Capital Corporation
                                              100 Fillmore Street, Denver, CO

Director                                      April 1984 - present
                                              Meridian Funds
                                              60 East Sir Francis Drake Boulevard, Lakespur, CA

President                                     August 1975 - present
                                              Stolper & Company
                                              600 West Broadway, San Diego, CA

Mark B. Whiston
Director                                       November 1998 - present
                                               Janus World Funds PLC
                                               100 Fillmore Street, Denver, CO

Director                                       June 1995 - present
                                               Janus Capital International Ltd.
                                               76 Shoe Lane, 15th Floor, London, U.K.

U.K.
President                                      September 1994 - present
                                               Janus Capital International Ltd.
                                               76 Shoe Lane, 15th Floor, London, U.K.

Vice President, Chief Marketing                March 1997 - present
Officer                                        Janus Capital Corporation
                                               100 Fillmore Street, Denver, CO

Item 27. Principal Underwriters.

         (a) The principal underwriter for the Registrant is WM Funds Distributor, Inc. WM Funds Distributor, Inc. also serves as principal underwriter for WM Trust I, WM Trust II and
                  WM Strategic Asset Management Portfolios.

         (b) The Directors and Officers of WM Funds Distributor, Inc., their positions with WM Funds Distributor, Inc. and the WM Group of Funds are set forth in the table below. The principal business address of WM Funds Distributor, Inc. and each of its directors and officers is 1201 Third Avenue, 22nd Floor, Seattle, Washington 98101.

               Name and                              Position And                           Positions And
          Principal Business                         Offices With                            Offices With
                Address                              Underwriter                              Registrant
                -------                              -----------                              ----------
William G. Papesh                                     President                               President
Sandra A. Cavanaugh                              First Vice President                   Senior Vice President

Monte D. Calvin                                    Vice President,                     Chief Financial Officer,
                                                      Treasurer                         Senior Vice President

Sharon L. Howells                                  Vice President,                      Senior Vice President
                                                 Corporate Secretary

         (c)      Not applicable.

Item 28.          Location of Accounts and Records.


         All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be maintained at the offices of the Registrants, at 1201 Third Avenue, 22nd Floor, Seattle, WA 98101, the offices of the Registrants' custodian, Boston Safe Deposit and Trust Company, One Boston Place, Boston, MA 02108 and the offices of the Registrants' sub-advisors, Janus Capital Corporation, 100 Fillmore Street, Suite 300, Denver, Colorado 80206 and Capital Guardian Trust Company, 383 South Hope Street, Los Angeles, CA 90071.



Item 29.          Management Services.

         The Registrant is not a party to any management related contract, other than as set forth in the Prospectus.


Item 30.          Undertakings.

         (a) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Seattle in the State of Washington on the 15th day of February, 2000.


                                      WM VARIABLE TRUST


                                      WILLIAM G. PAPESH*
                                      ----------------------------
                                      William G. Papesh, President

Pursuant to the requirement of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


        Signature                        Title                    Date
        ---------                        -----                    ----
WILLIAM G. PAPESH*                     President and Trustee    February 15, 2000
----------------------------------
William G. Papesh

MONTE D. CALVIN                        Chief Financial Officer  February 15, 2000
----------------------------------
Monte D. Calvin

DAVID E. ANDERSON*                     Trustee                  February 15, 2000
----------------------------------
David E. Anderson

WAYNE L. ATTWOOD, M.D.*                Trustee                  February 15, 2000
----------------------------------
Wayne L. Attwood, M.D.

ARTHUR H. BERNSTEIN*                   Trustee                  February 15, 2000
----------------------------------
Arthur H. Bernstein

KRISTIANNE BLAKE*                      Trustee                  February 15, 2000
----------------------------------
Kristianne Blake

EDMOND R. DAVIS*                       Trustee                  February 15, 2000
----------------------------------
Edmond R. Davis

        Signature                       Title                    Date
        ---------                       -----                    ----

JOHN W. ENGLISH*                       Trustee                 February 15, 2000
----------------------------------
John W. English

ANNE V. FARRELL*                       Trustee                 February 15, 2000
----------------------------------
Anne V. Farrell

CARROL R. MCGINNIS**                   Trustee                 February 15, 2000
----------------------------------
Carrol R. McGinnis

MICHAEL K. MURPHY*                     Trustee                 February 15, 2000
----------------------------------
Michael K. Murphy

ALFRED E. OSBORNE, JR.*                Trustee                 February 15, 2000
----------------------------------
Alfred E. Osborne, Jr.

DANIEL PAVELICH*                       Trustee                 February 15, 2000
----------------------------------
Daniel Pavelich

JAY ROCKEY*                            Trustee                 February 15, 2000
----------------------------------
Jay Rockey

MORTON O. SCHAPIRO**                   Trustee                 February 15, 2000
----------------------------------
Morton O. Schapiro

RICHARD C. YANCEY*                     Trustee                 February 15, 2000
------------------------------------
Richard C. Yancey

*        By WILLIAM G. PAPESH Pursuant to Powers of Attorney previously filed.